UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-04852

Victory Portfolios

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

December 31, 2020

Semi Annual Report

Victory Integrity Discovery Fund

Victory Integrity Mid-Cap Value Fund

Victory Integrity Small-Cap Value Fund

Victory Integrity Small/Mid-Cap Value Fund

Victory Munder Multi-Cap Fund

Victory S&P 500 Index Fund

Victory Munder Mid-Cap Core Growth Fund

Victory Munder Small Cap Growth Fund

Victory Trivalent Emerging Markets Small-Cap Fund

Victory Trivalent International Fund-Core Equity

Victory Trivalent International Small-Cap Fund

Victory INCORE Total Return Bond Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 (800-235-8396 for Member Class) or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Table of Contents

Financial Statements
Victory Integrity Discovery Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	8
Statement of Assets and Liabilities	90-91
Statement of Operations	98
Statements of Changes in Net Assets	102-104
Financial Highlights	114-117
Victory Integrity Mid-Cap Value Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	13
Statement of Assets and Liabilities	90-91
Statement of Operations	98
Statements of Changes in Net Assets	102-104
Financial Highlights	118-119
Victory Integrity Small-Cap Value Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	17
Statement of Assets and Liabilities	90-91
Statement of Operations	98
Statements of Changes in Net Assets	102-104
Financial Highlights	120-125
Victory Integrity Small/Mid-Cap Value Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	22
Statement of Assets and Liabilities	92-93
Statement of Operations	99
Statements of Changes in Net Assets	105-107
Financial Highlights	126-127
Victory Munder Multi-Cap Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	27
Statement of Assets and Liabilities	92-93
Statement of Operations	99
Statements of Changes in Net Assets	105-107
Financial Highlights	128-131
Victory S&P 500 Index Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	30
Statement of Assets and Liabilities	92-93
Statement of Operations	99
Statements of Changes in Net Assets	105-107
Financial Highlights	132-135
Victory Munder Mid-Cap Core Growth Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	42
Statement of Assets and Liabilities	94-95
Statement of Operations	100
Statements of Changes in Net Assets	108-110
Financial Highlights	136-139

Table of Contents (continued)

Victory Munder Small Cap Growth Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	45
Statement of Assets and Liabilities	94-95
Statement of Operations	100
Statements of Changes in Net Assets	108-110
Financial Highlights	140-141
Victory Trivalent Emerging Markets Small-Cap Fund
Investment Objectives & Portfolio Holdings	7
Schedule of Portfolio Investments	50
Statement of Assets and Liabilities	94-95
Statement of Operations	100
Statements of Changes in Net Assets	108-110
Financial Highlights	142-143
Victory Trivalent International Fund-Core Equity
Investment Objectives & Portfolio Holdings	7
Schedule of Portfolio Investments	58
Statement of Assets and Liabilities	96-97
Statement of Operations	101
Statements of Changes in Net Assets	111-113
Financial Highlights	144-147
Victory Trivalent International Small-Cap Fund
Investment Objectives & Portfolio Holdings	7
Schedule of Portfolio Investments	70
Statement of Assets and Liabilities	96-97
Statement of Operations	101
Statements of Changes in Net Assets	111-113
Financial Highlights	148-151
Victory INCORE Total Return Bond Fund
Investment Objectives & Portfolio Holdings	7
Schedule of Portfolio Investments	81
Statement of Assets and Liabilities	96-97
Statement of Operations	101
Statements of Changes in Net Assets	111-113
Financial Highlights	152-153
Notes to Financial Statements	154
Supplemental Information
Proxy Voting and Portfolio Holdings Information	173
Expense Examples	173
Advisory Contract Approval	176
Privacy Policy (inside back cover)

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

800-235-8396 for Member Class

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios	December 31, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings:

Integrity Discovery Fund
Seeks to provide capital appreciation.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Integrity Mid-Cap Value Fund
Seeks to provide capital appreciation.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Integrity Small-Cap Value Fund
Seeks to provide long-term capital growth.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Integrity Small/Mid-Cap Value Fund
Seeks to provide capital appreciation

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios	December 31, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

Munder Multi-Cap Fund
Seeks to provide long-term capital appreciation.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

S&P 500 Index Fund
Seeks to provide performance and income that is
comparable to the S&P 500® Index.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Munder Mid-Cap Core Growth Fund
Seeks to provide long-term capital appreciation.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Munder Small Cap Growth Fund
Seeks to provide long-term capital appreciation.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios	December 31, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

Trivalent Emerging Markets Small-Cap Fund
Seeks to provide long-term growth of capital.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Trivalent International Fund-Core Equity
Seeks to provide long-term growth of capital.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Trivalent International Small-Cap Fund
Seeks to provide long-term growth of capital.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

INCORE Total Return Bond Fund
Seeks to provide a high level of current income.
Its secondary objective is capital appreciation.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Banks (21.4%):
Altabancorp	19,200	$536
Atlantic Capital Bancshares, Inc. (a)	42,600	678
Bridge Bancorp, Inc.	18,450	446
Central Pacific Financial Corp.	19,500	371
Civista Bancshares, Inc.	33,400	586
ConnectOne Bancorp, Inc.	26,800	530
Equity Bancshares, Inc., Class A (a)	26,900	581
Financial Institutions, Inc.	27,700	623
First Bank/Hamilton NJ	25,400	238
First Foundation, Inc.	28,600	572
First Internet Bancorp	16,600	477
First Mid Bancshares, Inc.	18,200	613
FVCBankcorp, Inc. (a) (b)	20,286	298
German American Bancorp, Inc.	16,650	551
HarborOne Bancorp, Inc.	54,500	592
Heritage Commerce Corp.	74,500	661
Heritage Financial Corp.	8,500	199
Hometrust Bancshares, Inc.	30,500	589
Howard Bancorp, Inc. (a)	22,525	266
Independent Bank Corp.	34,100	630
Mercantile Bank Corp.	24,750	672
Origin Bancorp, Inc.	25,400	705
Peoples Bancorp, Inc.	25,800	699
QCR Holdings, Inc.	18,100	717
SmartFinancial, Inc.	32,100	582
Southern National Bancorp of Virginia, Inc.	49,000	593
The First Bancshares, Inc.	21,700	670
Univest Financial Corp.	35,500	731
Washington Trust Bancorp, Inc.	16,700	749
		16,155
Capital Markets (1.7%):
Cowen, Inc., Class A (b)	27,900	725
Diamond Hill Investment Group, Inc.	3,798	567
		1,292
Communication Services (2.6%):
Emerald Holding, Inc. (b)	50,800	275
Entravision Communications Corp., Class A	107,070	294
The E.W. Scripps Co., Class A	54,300	831
The Marcus Corp.	38,098	514
		1,914
Consumer Discretionary (16.1%):
BJ's Restaurants, Inc.	12,350	475
Caleres, Inc.	45,500	712
Century Communities, Inc. (a)	10,000	438
Chuy's Holdings, Inc. (a)	16,000	424
Dave & Buster's Entertainment, Inc. (b)	26,200	786

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Funko, Inc., Class A (a)	38,100	$395
Genesco, Inc. (a)	18,850	567
G-III Apparel Group Ltd. (a)	11,600	275
Guess?, Inc. (b)	22,150	501
Hibbett Sports, Inc. (a) (b)	15,450	714
Lindblad Expeditions Holdings, Inc. (a) (b)	30,450	521
M/I Homes, Inc. (a)	11,200	496
Malibu Boats, Inc., Class A (a)	8,300	518
MarineMax, Inc. (a)	10,500	368
Modine Manufacturing Co. (a)	63,000	791
Motorcar Parts of America, Inc. (a) (b)	27,075	531
OneWater Marine, Inc. (a)	10,618	309
Potbelly Corp. (a)	121,500	535
Ruth's Hospitality Group, Inc.	15,600	277
Shoe Carnival, Inc. (b)	14,100	552
The Aaron's Co., Inc. (a)	16,800	319
Universal Electronics, Inc. (a)	9,250	485
Universal Technical Institute, Inc. (a)	55,500	359
Zumiez, Inc. (a)	20,400	751
		12,099
Consumer Finance (0.6%):
EZCORP, Inc., Class A (a)	94,000	450
Consumer Staples (0.2%):
Rite Aid Corp. (a) (b)	8,100	128
Energy (3.8%):
DHT Holdings, Inc.	48,640	254
Earthstone Energy, Inc., Class A (a)	80,000	426
International Seaways, Inc.	15,750	257
Matrix Service Co. (a)	39,850	438
Natural Gas Services Group, Inc. (a)	31,700	301
Newpark Resources, Inc. (a)	109,845	211
ProPetro Holding Corp. (a)	45,500	336
Solaris Oilfield Infrastructure, Inc., Class A	52,174	425
Tidewater, Inc. (a)	32,400	280
		2,928
Health Care (5.5%):
Community Health Systems, Inc. (a)	121,200	902
Hanger, Inc. (a)	27,700	609
Invacare Corp.	74,500	667
Owens & Minor, Inc.	21,200	573
RadNet, Inc. (a)	37,300	730
Surgery Partners, Inc. (a) (b)	23,250	674
		4,155
Industrials (16.7%):
CIRCOR International, Inc. (a)	18,700	718
Columbus McKinnon Corp.	13,400	515
Covenant Logistics Group, Inc., Class A (a)	32,000	474
CRA International, Inc.	10,520	536

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ducommun, Inc. (a)	10,300	$553
DXP Enterprise, Inc. (a)	24,100	535
Eagle Bulk Shipping, Inc. (a) (b)	27,300	519
Echo Global Logistics, Inc. (a)	27,300	732
Great Lakes Dredge & Dock Corp. (a)	48,300	636
Hawaiian Holdings, Inc.	24,300	430
Heidrick & Struggles International, Inc.	14,500	426
Heritage-Crystal Clean, Inc. (a)	26,900	567
Kelly Services, Inc., Class A	28,300	582
Knoll, Inc.	21,919	322
Maxar Technologies, Inc.	26,100	1,007
NN, Inc. (a) (b)	87,000	572
Park-Ohio Holdings Corp. (b)	12,500	386
SP Plus Corp. (a)	23,800	686
Team, Inc. (a)	57,900	631
The Shyft Group, Inc.	18,100	514
Titan Machinery, Inc. (a)	25,000	489
TrueBlue, Inc. (a)	15,900	297
VSE Corp.	11,000	423
		12,550
Information Technology (12.4%):
ADTRAN, Inc.	29,300	433
American Software, Inc., Class A	25,400	436
Axcelis Technologies, Inc. (a)	13,700	399
Benchmark Electronics, Inc.	17,700	478
Cohu, Inc.	22,800	870
Comtech Telecommunications Corp.	19,400	401
Conduent, Inc. (a)	78,000	375
CTS Corp.	21,550	740
Diebold Nixdorf, Inc. (a)	49,000	522
Digi International, Inc. (a)	34,400	650
Extreme Networks, Inc. (a)	57,000	393
Harmonic, Inc. (a)	107,700	796
I3 Verticals, Inc., Class A (a)	10,555	350
Ichor Holdings Ltd. (a)	12,211	368
Impinj, Inc. (a) (b)	13,750	576
NeoPhotonics Corp. (a)	51,200	465
Veeco Instruments, Inc. (a)	23,369	406
Vishay Precision Group, Inc. (a)	18,300	576
		9,234
Insurance (1.1%):
HCI Group, Inc. (b)	6,550	343
Heritage Insurance Holdings, Inc. (b)	47,700	483
		826
Materials (4.3%):
Haynes International, Inc.	23,100	551
Koppers Holdings, Inc. (a)	18,550	578
Kraton Corp. (a)	13,800	384

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Schnitzer Steel Industries, Inc.	16,500	$527
SunCoke Energy, Inc.	131,500	571
Verso Corp., Class A	52,550	632
		3,243
Mortgage Real Estate Investment Trusts (0.9%):
Dynex Capital, Inc. (b)	25,200	449
Western Asset Mortgage Capital Corp. (b)	64,725	211
		660
Real Estate (6.6%):
Bluerock Residential Growth REIT, Inc.	34,500	437
CatchMark Timber Trust, Inc., Class A	51,000	477
Cedar Realty Trust, Inc.	20,976	212
City Office REIT, Inc.	60,400	590
Global Medical REIT, Inc.	41,700	546
NETSTREIT Corp.	23,900	466
New Senior Investment Group, Inc.	68,600	355
NexPoint Residential Trust, Inc.	11,150	472
Plymouth Industrial REIT, Inc.	34,600	519
UMH Properties, Inc.	23,700	351
Urstadt Biddle Properties, Inc., Class A (b)	38,500	544
		4,969
Thrifts & Mortgage Finance (5.1%):
Bridgewater Bancshares, Inc. (a)	43,500	543
Home Bancorp, Inc.	8,800	246
HomeStreet, Inc.	16,400	554
Meridian Bancorp, Inc.	46,000	686
PCSB Financial Corp.	38,500	614
Premier Financial Corp.	39,400	907
Provident Financial Services, Inc.	17,500	313
		3,863
Total Common Stocks (Cost $65,163)		74,466
Collateral for Securities Loaned^ (8.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (c)	113,942	114
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	3,914,563	3,915
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (c)	56,863	57
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (c)	453,404	453
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (c)	2,038,593	2,039
Total Collateral for Securities Loaned (Cost $6,578)		6,578
Total Investments (Cost $71,741) — 107.7%		81,044
Liabilities in excess of other assets — (7.7)%		(5,795)
NET ASSETS — 100.00%		$75,249

^  Purchased with cash collateral from securities on loan.

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2020.

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (1.3%):
Cinemark Holdings, Inc. (a)	53,133	$925
Nexstar Media Group, Inc., Class A	14,977	1,635
		2,560
Consumer Discretionary (14.6%):
Aptiv PLC	9,526	1,241
Aramark	36,117	1,390
AutoZone, Inc. (b)	772	915
Best Buy Co., Inc.	5,992	598
Brunswick Corp.	20,325	1,550
Caesars Entertainment, Inc. (b)	18,438	1,369
D.R. Horton, Inc.	16,365	1,128
Darden Restaurants, Inc.	16,500	1,966
Ford Motor Co.	130,466	1,147
Hilton Worldwide Holdings, Inc.	10,520	1,170
Kohl's Corp.	23,702	964
Mohawk Industries, Inc. (a) (b)	10,445	1,473
Newell Brands, Inc.	57,718	1,225
Norwegian Cruise Line Holdings Ltd. (a) (b)	50,961	1,296
Penske Automotive Group, Inc.	22,305	1,325
PulteGroup, Inc.	23,200	1,000
Ralph Lauren Corp.	18,683	1,937
Tapestry, Inc.	41,427	1,288
The Gap, Inc.	42,467	857
VF Corp.	16,575	1,416
Visteon Corp. (b)	12,350	1,550
W.W. International, Inc. (b)	36,914	901
Wyndham Destinations, Inc.	37,037	1,662
		29,368
Consumer Staples (3.3%):
Darling Ingredients, Inc. (b)	19,349	1,116
Lamb Weston Holdings, Inc.	16,055	1,264
Performance Food Group Co. (b)	31,250	1,488
The Kroger Co.	44,537	1,414
Tyson Foods, Inc., Class A	21,816	1,406
		6,688
Energy (3.7%):
Cabot Oil & Gas Corp.	45,131	735
Devon Energy Corp.	76,430	1,208
Diamondback Energy, Inc.	26,254	1,271
EOG Resources, Inc.	18,278	912
Hess Corp.	21,495	1,135
Pioneer Natural Resources Co.	12,253	1,395
Schlumberger Ltd.	37,300	814
		7,470

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (16.6%):
Ally Financial, Inc.	53,780	$1,918
Arch Capital Group Ltd. (b)	35,635	1,285
Arthur J. Gallagher & Co.	20,000	2,475
Assurant, Inc.	12,019	1,637
Capital One Financial Corp.	18,525	1,831
Cincinnati Financial Corp.	12,651	1,105
CIT Group, Inc.	30,466	1,094
Fidelity National Financial, Inc.	36,665	1,433
Invesco Ltd.	74,250	1,294
Lincoln National Corp.	25,993	1,308
LPL Financial Holdings, Inc.	16,765	1,747
M&T Bank Corp.	14,050	1,789
Northern Trust Corp.	21,720	2,024
Regions Financial Corp.	166,800	2,688
Reinsurance Group of America, Inc.	13,541	1,569
State Street Corp.	22,400	1,630
Sterling Bancorp	66,569	1,197
Voya Financial, Inc.	33,446	1,967
W.R. Berkley Corp.	27,855	1,851
Western Alliance Bancorp	24,405	1,463
		33,305
Health Care (6.8%):
Alexion Pharmaceuticals, Inc. (b)	9,391	1,467
Encompass Health Corp.	24,561	2,031
Hill-Rom Holdings, Inc.	11,177	1,095
Jazz Pharmaceuticals PLC (b)	6,898	1,139
Laboratory Corp. of America Holdings (b)	12,733	2,592
McKesson Corp.	9,182	1,597
Perrigo Co. PLC	32,758	1,464
Zimmer Biomet Holdings, Inc.	15,141	2,333
		13,718
Industrials (18.0%):
Allison Transmission Holdings, Inc.	22,601	975
Barnes Group, Inc.	31,390	1,591
Beacon Roofing Supply, Inc. (b)	29,145	1,171
Carlisle Cos., Inc.	9,715	1,517
Clean Harbors, Inc. (b)	14,000	1,065
Colfax Corp. (b)	45,436	1,737
Cummins, Inc.	8,077	1,834
Delta Air Lines, Inc.	30,095	1,210
Fortune Brands Home & Security, Inc.	13,207	1,132
Howmet Aerospace, Inc. (b)	48,450	1,383
ITT, Inc.	25,054	1,930
Kansas City Southern	6,460	1,319
Knight-Swift Transportation Holdings, Inc.	29,770	1,245
ManpowerGroup, Inc.	18,554	1,673
nVent Electric PLC	52,286	1,218
Old Dominion Freight Line, Inc.	4,880	952

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oshkosh Corp.	19,146	$1,648
Parker-Hannifin Corp.	7,489	2,040
Quanta Services, Inc.	21,957	1,581
Republic Services, Inc.	12,673	1,221
Sensata Technologies Holding PLC (b)	27,650	1,458
Southwest Airlines Co.	36,310	1,693
Stanley Black & Decker, Inc.	8,538	1,525
Trane Technologies PLC	12,631	1,834
Westinghouse Air Brake Technologies Corp.	21,648	1,585
		36,537
Information Technology (10.7%):
Arrow Electronics, Inc. (b)	16,237	1,580
Corning, Inc.	43,160	1,554
DXC Technology Co.	49,725	1,281
Flex Ltd. (b)	93,553	1,682
Jabil, Inc.	43,983	1,870
Juniper Networks, Inc.	62,000	1,396
Microchip Technology, Inc.	14,508	2,004
MKS Instruments, Inc.	11,764	1,770
NCR Corp. (b)	46,075	1,731
ON Semiconductor Corp. (b)	77,968	2,552
Science Applications International Corp.	13,210	1,250
Skyworks Solutions, Inc.	7,741	1,183
Western Digital Corp.	32,221	1,785
		21,638
Materials (7.2%):
Arconic Corp. (b)	43,500	1,296
FMC Corp.	11,194	1,287
Freeport-McMoRan, Inc.	94,450	2,458
Huntsman Corp.	68,581	1,724
PPG Industries, Inc.	15,389	2,219
Reliance Steel & Aluminum Co.	11,971	1,434
Steel Dynamics, Inc.	31,770	1,171
The Mosaic Co.	58,840	1,354
Westlake Chemical Corp.	20,881	1,704
		14,647
Real Estate (9.5%):
Americold Realty Trust (a)	33,396	1,247
Apartment Income REIT Corp. (b)	45,252	1,738
Camden Property Trust	13,679	1,367
Duke Realty Corp.	48,062	1,921
Essex Property Trust, Inc.	6,982	1,658
Healthpeak Properties, Inc.	63,468	1,919
Host Hotels & Resorts, Inc.	116,348	1,702
Medical Properties Trust, Inc.	88,604	1,930
Realty Income Corp.	25,452	1,582
STORE Capital Corp.	48,266	1,640

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Welltower, Inc.	20,727	$1,339
Weyerhaeuser Co.	44,388	1,488
		19,531
Utilities (7.4%):
CenterPoint Energy, Inc.	73,390	1,588
DTE Energy Co.	17,200	2,088
Edison International	22,211	1,395
Evergy, Inc.	31,042	1,724
PG&E Corp. (b)	81,876	1,020
Pinnacle West Capital Corp.	14,463	1,156
PPL Corp.	48,162	1,358
Spire, Inc.	20,908	1,339
UGI Corp.	34,443	1,204
Vistra Corp.	61,005	1,199
Xcel Energy, Inc.	13,755	917
		14,988
Total Common Stocks (Cost $160,300)		200,450
Collateral for Securities Loaned^ (1.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (c)	61,631	62
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	2,117,397	2,117
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (c)	30,757	31
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (c)	245,247	245
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (c)	1,102,680	1,103
Total Collateral for Securities Loaned (Cost $3,558)		3,558
Total Investments (Cost $163,858) — 100.9%		204,008
Liabilities in excess of other assets — (0.9)%		(1,811)
NET ASSETS — 100.00%		$202,197

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (2.3%):
Cinemark Holdings, Inc. (a)	550,000	$9,576
Gray Television, Inc. (b)	643,000	11,503
Lions Gate Entertainment Corp., Class B (b)	955,600	9,919
TEGNA, Inc.	532,700	7,431
The Marcus Corp. (a)	342,086	4,611
		43,040
Consumer Discretionary (15.2%):
American Eagle Outfitters, Inc. (a)	634,900	12,743
Asbury Automotive Group, Inc. (b)	92,300	13,453
Bed Bath & Beyond, Inc. (a)	294,000	5,221
Bloomin' Brands, Inc. (a)	682,000	13,244
Brinker International, Inc. (a)	158,000	8,938
Brunswick Corp.	157,200	11,985
Caesars Entertainment, Inc. (b)	190,800	14,171
Century Communities, Inc. (b)	220,900	9,671
Cooper Tire & Rubber Co.	197,200	7,987
Dana, Inc.	489,000	9,545
G-III Apparel Group Ltd. (b)	331,827	7,878
Guess?, Inc. (a)	427,600	9,672
Jack in the Box, Inc.	166,500	15,452
Kohl's Corp.	292,200	11,890
Kontoor Brands, Inc.	244,800	9,929
Marriott Vacations Worldwide Corp.	102,000	13,996
Norwegian Cruise Line Holdings Ltd. (a) (b)	226,200	5,752
Sally Beauty Holdings, Inc. (a) (b)	362,000	4,720
Shoe Carnival, Inc. (a)	160,500	6,288
Steven Madden Ltd.	385,200	13,605
Tapestry, Inc.	354,300	11,012
The Cheesecake Factory, Inc. (a)	247,000	9,154
The ODP Corp. (b)	240,000	7,032
TRI Pointe Group, Inc. (b)	620,300	10,700
Visteon Corp. (b)	93,000	11,673
W.W. International, Inc. (b)	346,000	8,442
Wolverine World Wide, Inc.	455,000	14,218
		278,371
Consumer Staples (2.0%):
Edgewell Personal Care Co.	226,600	7,836
Performance Food Group Co. (b)	343,400	16,349
The Simply Good Foods Co. (b)	408,700	12,817
		37,002
Energy (3.8%):
Cimarex Energy Co.	274,900	10,311
Comstock Resources, Inc. (a) (b)	1,279,500	5,591
Devon Energy Corp.	725,000	11,463
EQT Corp. (b)	545,000	6,927
Ovintiv, Inc.	752,800	10,810

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PDC Energy, Inc. (b)	757,500	$15,552
ProPetro Holding Corp. (b)	1,180,000	8,720
		69,374
Financials (24.3%):
Ameris Bancorp	422,000	16,066
Banc of California, Inc.	549,000	8,076
BancorpSouth Bank	526,000	14,433
Banner Corp.	289,500	13,488
Blackstone Mortgage Trust, Inc., Class A (a)	453,000	12,470
Cathay General Bancorp	424,500	13,665
CIT Group, Inc.	363,000	13,032
CNO Financial Group, Inc.	410,000	9,114
Essent Group Ltd.	119,400	5,158
First Bancorp, Inc., Class A (a)	193,000	6,529
First Merchants Corp.	398,200	14,897
Hancock Whitney Corp.	566,000	19,254
Heritage Financial Corp.	296,000	6,923
Invesco Ltd.	626,000	10,912
Investors Bancorp, Inc.	1,177,000	12,429
James River Group Holdings Ltd.	182,000	8,945
Kemper Corp.	122,000	9,373
Kinsale Capital Group, Inc.	53,850	10,777
Ladder Capital Corp.	1,084,000	10,602
MGIC Investment Corp.	1,207,000	15,148
PacWest Bancorp	585,200	14,864
People's United Financial, Inc.	793,000	10,253
Piper Sandler Cos.	115,400	11,644
Primerica, Inc.	69,600	9,322
Renasant Corp. (a)	379,700	12,788
RLI Corp.	112,000	11,665
Starwood Property Trust, Inc. (a)	374,600	7,230
Sterling Bancorp	763,000	13,719
Stewart Information Services Corp.	228,000	11,026
Stifel Financial Corp.	368,500	18,594
Synovus Financial Corp.	275,000	8,902
The Hanover Insurance Group, Inc.	98,500	11,517
United Community Banks, Inc.	604,000	17,178
Veritex Holdings, Inc.	619,000	15,884
Washington Federal, Inc.	371,200	9,555
WesBanco, Inc.	434,000	13,003
Western Alliance Bancorp	312,400	18,727
		447,162
Health Care (3.2%):
CONMED Corp. (a)	88,500	9,912
Magellan Health, Inc. (b)	189,000	15,656
Patterson Cos., Inc. (a)	258,000	7,645
Select Medical Holdings Corp. (b)	491,000	13,581
Supernus Pharmaceuticals, Inc. (b)	248,200	6,245
Tenet Healthcare Corp. (b)	183,800	7,339
		60,378

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (20.2%):
AAR Corp.	438,100	$15,869
Aerojet Rocketdyne Holdings, Inc. (a) (b)	199,800	10,559
Allison Transmission Holdings, Inc.	159,600	6,884
Atkore International Group, Inc. (b)	275,300	11,318
AZZ, Inc.	253,000	12,002
Barnes Group, Inc.	332,000	16,829
Beacon Roofing Supply, Inc. (b)	345,000	13,865
Builders FirstSource, Inc. (b)	237,000	9,672
Clean Harbors, Inc. (b)	161,400	12,283
Crane Co.	153,600	11,929
Ducommun, Inc. (b)	132,000	7,088
EMCOR Group, Inc.	189,500	17,331
EnPro Industries, Inc.	136,015	10,272
Fluor Corp.	480,000	7,666
HNI Corp.	163,000	5,617
Hub Group, Inc., Class A (b)	162,397	9,257
Kennametal, Inc.	364,000	13,191
Kirby Corp. (b)	118,500	6,142
Korn Ferry	338,500	14,725
ManpowerGroup, Inc.	65,600	5,916
Meritor, Inc. (b)	484,000	13,508
MRC Global, Inc. (b)	1,360,000	9,017
NOW, Inc. (b)	1,189,600	8,541
nVent Electric PLC	278,000	6,475
Ryder System, Inc.	179,000	11,055
Saia, Inc. (b)	72,800	13,162
SkyWest, Inc.	223,585	9,013
Spirit Airlines, Inc. (b)	345,600	8,450
Steelcase, Inc., Class A	456,400	6,184
Terex Corp.	474,000	16,538
Trinity Industries, Inc. (a)	327,475	8,642
TrueBlue, Inc. (b)	280,000	5,233
Tutor Perini Corp. (b)	480,300	6,220
Wabash National Corp.	569,000	9,804
Werner Enterprises, Inc.	239,500	9,393
WESCO International, Inc. (b)	157,000	12,325
		371,975
Information Technology (8.7%):
ADTRAN, Inc.	410,000	6,056
Avnet, Inc.	262,000	9,199
Belden, Inc.	231,500	9,700
Cohu, Inc.	402,200	15,356
Conduent, Inc. (b)	2,055,800	9,868
CTS Corp.	340,000	11,672
Diebold Nixdorf, Inc. (b)	1,040,000	11,086
Diodes, Inc. (b)	152,100	10,723
Infinera Corp. (a) (b)	1,308,000	13,708
KBR, Inc.	248,300	7,680
Perspecta, Inc.	290,300	6,990

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Plexus Corp. (b)	105,000	$8,212
TTM Technologies, Inc. (b)	765,000	10,553
Verint Systems, Inc. (b)	177,700	11,938
Viavi Solutions, Inc. (b)	520,900	7,800
Vishay Intertechnology, Inc.	506,500	10,490
		161,031
Materials (7.3%):
Alcoa Corp. (b)	678,000	15,628
Allegheny Technologies, Inc. (b)	668,800	11,216
Arconic Corp. (b)	354,400	10,561
Avient Corp.	392,000	15,789
Boise Cascade Co.	171,000	8,174
Carpenter Technology Corp.	300,000	8,736
Cleveland-Cliffs, Inc. (a)	1,065,000	15,506
Kraton Corp. (b)	388,000	10,783
O-I Glass, Inc.	855,000	10,175
Olin Corp.	450,000	11,052
Orion Engineered Carbons SA	485,000	8,313
Tronox Holdings PLC, Class A	670,000	9,795
		135,728
Real Estate (8.3%):
Alexander & Baldwin, Inc.	730,000	12,541
CareTrust REIT, Inc.	471,700	10,462
City Office REIT, Inc.	680,000	6,644
DiamondRock Hospitality Co. (b)	1,614,078	13,316
Essential Properties Realty Trust, Inc. (a)	691,000	14,649
Kite Realty Group Trust	360,200	5,389
Lexington Realty Trust	1,437,300	15,264
Mack Cali Realty Corp.	791,100	9,857
Physicians Realty Trust	699,500	12,451
SITE Centers Corp.	1,410,000	14,269
STAG Industrial, Inc.	531,600	16,651
Summit Hotel Properties, Inc.	1,078,000	9,713
Sunstone Hotel Investors, Inc.	858,200	9,723
		150,929
Utilities (4.1%):
ALLETE, Inc. (a)	185,900	11,514
Black Hills Corp.	230,900	14,188
New Jersey Resources Corp. (a)	227,000	8,070
NorthWestern Corp.	160,000	9,330
ONE Gas, Inc.	103,300	7,930
PNM Resources, Inc.	164,000	7,959
Portland General Electric Co.	175,300	7,498
Spire, Inc.	113,500	7,269
		73,758
Total Common Stocks (Cost $1,380,878)		1,828,748

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (5.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (c)	1,720,377	$1,720
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	59,105,027	59,105
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (c)	858,553	859
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (c)	6,845,837	6,846
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (c)	30,780,218	30,780
Total Collateral for Securities Loaned (Cost $99,310)		99,310
Total Investments (Cost $1,480,188) — 104.8%		1,928,058
Liabilities in excess of other assets — (4.8)%		(87,553)
NET ASSETS — 100.00%		$1,840,505

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (2.4%):
Cinemark Holdings, Inc. (a)	44,301	$771
Lions Gate Entertainment Corp., Class B (b)	81,634	848
Nexstar Media Group, Inc., Class A	10,903	1,191
TEGNA, Inc.	51,050	712
		3,522
Consumer Discretionary (15.0%):
American Eagle Outfitters, Inc. (a)	49,949	1,003
Aramark	25,920	997
Asbury Automotive Group, Inc. (b)	5,958	868
Bed Bath & Beyond, Inc. (a)	23,441	416
Brunswick Corp.	17,171	1,309
Caesars Entertainment, Inc. (b)	13,128	975
Darden Restaurants, Inc.	8,450	1,007
Jack in the Box, Inc.	11,176	1,037
Kohl's Corp.	30,689	1,249
Kontoor Brands, Inc.	15,325	622
Lear Corp.	6,233	991
Mohawk Industries, Inc. (b)	7,106	1,002
Newell Brands, Inc.	53,500	1,136
Norwegian Cruise Line Holdings Ltd. (a) (b)	35,400	900
PulteGroup, Inc.	22,425	967
Ralph Lauren Corp.	13,901	1,442
Steven Madden Ltd.	27,332	965
Tapestry, Inc.	28,639	890
TRI Pointe Group, Inc. (b)	28,600	493
Visteon Corp. (b)	9,691	1,217
W.W. International, Inc. (b)	27,132	662
Wolverine World Wide, Inc.	36,865	1,152
Wyndham Destinations, Inc.	27,575	1,237
		22,537
Consumer Staples (2.5%):
Edgewell Personal Care Co. (a)	18,272	632
Grocery Outlet Holding Corp. (b)	20,170	792
Lamb Weston Holdings, Inc.	15,764	1,241
Performance Food Group Co. (b)	25,667	1,222
		3,887
Energy (2.9%):
Devon Energy Corp.	59,331	938
Diamondback Energy, Inc.	19,470	942
EQT Corp. (b)	53,876	685
Parsley Energy, Inc., Class A	70,822	1,006
PDC Energy, Inc. (b)	40,539	832
		4,403

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (21.6%):
AGNC Investment Corp.	83,541	$1,303
Ally Financial, Inc.	48,950	1,746
Arch Capital Group Ltd. (b)	17,144	618
Assurant, Inc.	9,994	1,362
Blackstone Mortgage Trust, Inc., Class A (a)	25,893	713
Brown & Brown, Inc.	13,809	655
CIT Group, Inc.	24,904	894
Discover Financial Services	16,030	1,451
East West Bancorp, Inc.	28,700	1,455
Everest Re Group Ltd.	3,407	798
Hancock Whitney Corp.	46,650	1,587
Invesco Ltd.	52,610	917
Investors Bancorp, Inc.	80,400	849
Kinsale Capital Group, Inc.	4,407	882
Lincoln National Corp.	11,974	602
LPL Financial Holdings, Inc.	12,023	1,253
MGIC Investment Corp.	88,050	1,105
PacWest Bancorp	49,677	1,262
People's United Financial, Inc.	78,820	1,019
Primerica, Inc.	8,177	1,095
Reinsurance Group of America, Inc.	8,359	969
Sterling Bancorp	70,164	1,262
Stifel Financial Corp.	23,007	1,161
Synovus Financial Corp.	28,200	913
The Hanover Insurance Group, Inc.	8,785	1,027
Umpqua Holdings Corp.	88,000	1,332
Voya Financial, Inc.	23,100	1,359
WesBanco, Inc.	32,400	971
Western Alliance Bancorp	30,254	1,813
		32,373
Health Care (4.2%):
Encompass Health Corp.	15,808	1,308
Hill-Rom Holdings, Inc.	8,495	832
Jazz Pharmaceuticals PLC (b)	6,420	1,060
Magellan Health, Inc. (b)	13,356	1,106
Perrigo Co. PLC	19,218	859
Select Medical Holdings Corp. (b)	39,482	1,092
		6,257
Industrials (19.3%):
Aerojet Rocketdyne Holdings, Inc. (b)	16,132	853
Alaska Air Group, Inc.	12,292	639
Allison Transmission Holdings, Inc.	12,738	549
Atkore International Group, Inc. (b)	22,450	923
Barnes Group, Inc.	24,725	1,253
Beacon Roofing Supply, Inc. (b)	26,661	1,071
Carlisle Cos., Inc.	8,049	1,257
Clean Harbors, Inc. (b)	13,450	1,024
Crane Co.	12,125	942

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
EMCOR Group, Inc.	15,672	$1,433
EnPro Industries, Inc.	11,697	883
Flowserve Corp.	17,360	640
Fluor Corp.	40,859	653
Fortune Brands Home & Security, Inc.	9,630	825
ITT, Inc.	16,718	1,289
Kirby Corp. (b)	12,130	629
Knight-Swift Transportation Holdings, Inc.	21,800	912
Korn Ferry	22,720	988
ManpowerGroup, Inc.	11,250	1,015
Meritor, Inc. (b)	38,127	1,064
MRC Global, Inc. (b)	92,142	611
nVent Electric PLC	38,708	902
Oshkosh Corp.	11,841	1,019
Quanta Services, Inc.	11,650	839
Ryder System, Inc.	16,140	997
Saia, Inc. (b)	5,730	1,035
Sensata Technologies Holding PLC (b)	22,287	1,175
SkyWest, Inc.	22,956	926
Steelcase, Inc., Class A	36,916	500
Trinity Industries, Inc.	26,900	710
Tutor Perini Corp. (b)	31,065	402
Westinghouse Air Brake Technologies Corp.	13,830	1,012
		28,970
Information Technology (10.4%):
Arrow Electronics, Inc. (b)	12,406	1,207
Belden, Inc.	19,760	828
Conduent, Inc. (b)	154,396	741
Diodes, Inc. (b)	9,327	658
Euronet Worldwide, Inc. (b)	7,495	1,087
Flex Ltd. (b)	78,225	1,406
Infinera Corp. (a) (b)	91,000	953
Jabil, Inc.	23,942	1,018
MKS Instruments, Inc.	8,650	1,301
NCR Corp. (b)	32,481	1,220
ON Semiconductor Corp. (b)	69,613	2,278
Perspecta, Inc.	18,663	449
Verint Systems, Inc. (b)	17,086	1,148
Viavi Solutions, Inc. (b)	42,251	633
Vishay Intertechnology, Inc.	37,135	769
		15,696
Materials (7.4%):
Alcoa Corp. (b)	50,651	1,168
Allegheny Technologies, Inc. (b)	53,864	903
Arconic Corp. (b)	31,100	927
Boise Cascade Co.	13,183	630
Carpenter Technology Corp.	24,680	719
Huntsman Corp.	43,500	1,094
Kraton Corp. (b)	23,351	649

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)
Security Description	Shares	Value
O-I Glass, Inc.	64,614	$769
Olin Corp.	39,025	958
Orion Engineered Carbons SA	21,314	365
Steel Dynamics, Inc.	20,594	759
The Mosaic Co.	42,000	966
Westlake Chemical Corp.	15,620	1,275
		11,182
Real Estate (9.8%):
Americold Realty Trust (a)	30,420	1,136
Apartment Income REIT Corp. (b)	34,335	1,319
Camden Property Trust	11,674	1,166
DiamondRock Hospitality Co. (b)	129,600	1,069
EPR Properties	13,219	430
First Industrial Realty Trust, Inc.	22,800	961
Gaming and Leisure Properties, Inc.	20,677	877
Highwoods Properties, Inc.	38,000	1,505
Mack Cali Realty Corp.	47,245	589
Medical Properties Trust, Inc.	76,546	1,667
SITE Centers Corp.	115,880	1,173
STORE Capital Corp.	39,200	1,331
VICI Properties, Inc.	49,421	1,260
		14,483
Utilities (3.6%):
ALLETE, Inc.	11,038	684
Black Hills Corp.	13,962	858
PG&E Corp. (b)	60,688	756
Pinnacle West Capital Corp.	11,221	897
Spire, Inc.	8,764	561
UGI Corp.	26,784	937
Vistra Corp.	31,104	612
		5,305
Total Common Stocks (Cost $118,345)		148,615
Collateral for Securities Loaned^ (3.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (c)	91,764	92
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	3,152,647	3,152
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (c)	45,795	46
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (c)	365,155	365
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (c)	1,641,809	1,642
Total Collateral for Securities Loaned (Cost $5,297)		5,297
Total Investments (Cost $123,642) — 102.6%		153,912
Liabilities in excess of other assets — (2.6)%		(3,923)
NET ASSETS — 100.00%		$149,989

^  Purchased with cash collateral from securities on loan.

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Communication Services (10.6%):
Alphabet, Inc., Class A (a)	8,693	$15,236
Charter Communications, Inc., Class A (a)	8,500	5,623
Facebook, Inc., Class A (a)	24,400	6,665
Nexstar Media Group, Inc., Class A	55,500	6,060
T-Mobile U.S., Inc. (a)	32,100	4,329
Zynga, Inc., Class A (a)	456,000	4,501
		42,414
Communications Equipment (1.4%):
Lumentum Holdings, Inc. (a)	56,900	5,394
Consumer Discretionary (17.3%):
Amazon.com, Inc. (a)	4,710	15,340
Asbury Automotive Group, Inc. (a)	36,900	5,378
Boyd Gaming Corp. (a)	102,800	4,412
D.R. Horton, Inc.	45,500	3,136
Dollar General Corp.	24,020	5,051
Group 1 Automotive, Inc.	32,800	4,301
LCI Industries	30,500	3,955
LGI Homes, Inc. (a)	52,800	5,588
Lowe's Cos., Inc.	40,300	6,469
Malibu Boats, Inc., Class A (a)	67,500	4,215
Meritage Homes Corp. (a)	33,900	2,808
TopBuild Corp. (a)	18,600	3,424
Williams-Sonoma, Inc. (b)	39,900	4,063
		68,140
Consumer Staples (5.1%):
Monster Beverage Corp. (a)	45,100	4,171
PepsiCo, Inc.	35,200	5,220
Philip Morris International, Inc.	43,300	3,585
The Procter & Gamble Co.	27,900	3,882
Walmart, Inc.	21,800	3,142
		20,000
Energy (1.3%):
Chevron Corp.	18,310	1,546
Phillips 66	26,775	1,873
Valero Energy Corp.	31,800	1,799
		5,218
Financials (9.2%):
Ameriprise Financial, Inc.	12,800	2,487
Bank of America Corp.	134,900	4,089
Flagstar Bancorp, Inc.	102,300	4,170
JPMorgan Chase & Co.	50,700	6,443
Morgan Stanley	66,900	4,585
Primerica, Inc.	41,500	5,558

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
T. Rowe Price Group, Inc.	26,400	$3,997
Western Alliance Bancorp	90,700	5,437
		36,766
Health Care (15.1%):
AbbVie, Inc.	74,950	8,031
AmerisourceBergen Corp.	23,300	2,278
Bristol-Myers Squibb Co.	112,700	6,991
Charles River Laboratories International, Inc. (a)	19,700	4,923
Hologic, Inc. (a)	55,200	4,020
ICON PLC (a)	24,800	4,836
Merck & Co., Inc.	69,200	5,661
Pfizer, Inc.	49,500	1,822
Quest Diagnostics, Inc.	31,500	3,753
Regeneron Pharmaceuticals, Inc. (a)	11,200	5,411
Stryker Corp.	19,600	4,803
Thermo Fisher Scientific, Inc.	8,200	3,819
UnitedHealth Group, Inc.	10,125	3,551
Viatris, Inc. (a)	6,090	114
		60,013
Industrials (10.1%):
Kansas City Southern	30,500	6,226
L3Harris Technologies, Inc.	20,100	3,799
Lockheed Martin Corp.	11,200	3,976
Marten Transport Ltd.	229,200	3,949
Masco Corp.	91,200	5,010
Old Dominion Freight Line, Inc.	19,500	3,806
Patrick Industries, Inc.	37,200	2,543
UFP Industries, Inc.	98,000	5,443
XPO Logistics, Inc. (a)	42,800	5,102
		39,854
IT Services (5.5%):
Akamai Technologies, Inc. (a)	47,200	4,956
Booz Allen Hamilton Holding Corp.	58,700	5,117
EPAM Systems, Inc. (a)	12,100	4,336
Fiserv, Inc. (a)	42,400	4,828
Visa, Inc., Class A	13,500	2,953
		22,190
Materials (3.8%):
Avery Dennison Corp.	14,900	2,311
Berry Global Group, Inc. (a)	94,700	5,321
Silgan Holdings, Inc.	137,100	5,084
Valvoline, Inc.	101,000	2,337
		15,053
Real Estate (1.1%):
American Tower Corp.	19,800	4,444

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (4.8%):
Advanced Micro Devices, Inc. (a)	57,400	$5,264
Broadcom, Inc.	16,200	7,093
NVIDIA Corp.	13,200	6,893
		19,250
Software (8.5%):
Adobe, Inc. (a)	8,400	4,201
Cadence Design Systems, Inc. (a)	32,900	4,489
Microsoft Corp.	93,560	20,809
ServiceNow, Inc. (a)	8,300	4,568
		34,067
Technology Hardware, Storage & Peripherals (5.0%):
Apple, Inc.	149,480	19,835
Total Common Stocks (Cost $272,162)		392,638
Exchange-Traded Funds (1.0%)
iShares Russell 3000 ETF (b)	18,000	4,024
Total Exchange-Traded Funds (Cost $3,694)		4,024
Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (c)	74,914	75
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	2,573,720	2,574
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (c)	37,386	37
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (c)	298,101	298
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (c)	1,340,320	1,340
Total Collateral for Securities Loaned (Cost $4,324)		4,324
Total Investments (Cost $280,180) — 100.9%		400,986
Liabilities in excess of other assets — (0.9)%		(3,637)
NET ASSETS — 100.00%		$397,349

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2020.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (10.6%):
Activision Blizzard, Inc.	5,919	$550
Alphabet, Inc., Class A (a)	2,302	4,035
Alphabet, Inc., Class C (a)	2,223	3,894
AT&T, Inc.	54,571	1,569
CenturyLink, Inc.	7,562	74
Charter Communications, Inc., Class A (a)	1,117	739
Comcast Corp., Class A	34,966	1,833
Discovery, Inc., Class A (a) (b)	1,228	37
Discovery, Inc., Class C (a)	2,259	59
DISH Network Corp., Class A (a)	1,894	61
Electronic Arts, Inc.	2,221	319
Facebook, Inc., Class A (a)	18,410	5,029
Fox Corp., Class A	2,585	75
Fox Corp., Class B	1,185	34
Live Nation Entertainment, Inc. (a)	1,095	80
Netflix, Inc. (a)	3,383	1,829
News Corp., Class A	2,994	54
News Corp., Class B	933	17
Omnicom Group, Inc.	1,646	103
Take-Two Interactive Software, Inc. (a)	881	183
The Interpublic Group of Cos., Inc.	2,987	70
The Walt Disney Co. (a)	13,865	2,512
T-Mobile U.S., Inc. (a)	4,467	602
Twitter, Inc. (a)	6,091	330
Verizon Communications, Inc.	31,690	1,862
ViacomCBS, Inc., Class B	4,327	161
		26,111
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	417	121
Cisco Systems, Inc.	32,359	1,448
F5 Networks, Inc. (a)	472	83
Juniper Networks, Inc.	2,525	57
Motorola Solutions, Inc.	1,298	221
		1,930
Consumer Discretionary (12.6%):
Advance Auto Parts, Inc.	520	82
Amazon.com, Inc. (a)	3,266	10,637
Aptiv PLC	2,068	269
AutoZone, Inc. (a)	177	210
Best Buy Co., Inc.	1,765	176
Booking Holdings, Inc. (a)	314	699
BorgWarner, Inc.	1,873	72
CarMax, Inc. (a)	1,257	119
Carnival Corp.	5,695	123
Chipotle Mexican Grill, Inc. (a)	214	297
D.R. Horton, Inc.	2,539	175

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Darden Restaurants, Inc.	997	$119
Dollar General Corp.	1,876	395
Dollar Tree, Inc. (a)	1,801	195
Domino's Pizza, Inc.	302	116
eBay, Inc.	5,015	252
Etsy, Inc. (a)	966	172
Expedia Group, Inc.	1,041	138
Ford Motor Co.	29,924	263
Garmin Ltd.	1,142	137
General Motors Co.	9,646	402
Genuine Parts Co.	1,105	111
Hanesbrands, Inc.	2,667	39
Hasbro, Inc.	976	91
Hilton Worldwide Holdings, Inc.	2,125	236
L Brands, Inc.	1,789	67
Las Vegas Sands Corp.	2,515	150
Leggett & Platt, Inc.	1,015	45
Lennar Corp., Class A	2,107	161
LKQ Corp. (a)	2,144	76
Lowe's Cos., Inc.	5,611	900
Marriott International, Inc., Class A	2,037	269
McDonald's Corp.	5,706	1,223
MGM Resorts International	3,140	99
Mohawk Industries, Inc. (a)	458	65
Newell Brands, Inc.	2,892	61
NIKE, Inc., Class B	9,609	1,360
Norwegian Cruise Line Holdings Ltd. (a) (b)	2,417	61
NVR, Inc. (a)	27	110
O'Reilly Automotive, Inc. (a)	555	251
Pool Corp.	308	114
PulteGroup, Inc.	2,053	89
PVH Corp.	544	51
Ralph Lauren Corp.	369	38
Ross Stores, Inc.	2,726	335
Royal Caribbean Cruises Ltd.	1,426	107
Starbucks Corp.	8,988	961
Tapestry, Inc.	2,124	66
Target Corp.	3,835	676
Tesla, Inc. (a)	5,807	4,098
The Gap, Inc.	1,575	32
The Home Depot, Inc.	8,245	2,189
The TJX Cos., Inc.	9,194	628
Tiffany & Co.	828	109
Tractor Supply Co.	892	125
Ulta Beauty, Inc. (a)	431	124
Under Armour, Inc., Class A (a)	1,444	25
Under Armour, Inc., Class C (a)	1,490	22
VF Corp.	2,449	209
Whirlpool Corp.	479	86

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Wynn Resorts Ltd.	743	$84
Yum! Brands, Inc.	2,310	251
		30,842
Consumer Staples (6.4%):
Altria Group, Inc.	14,232	584
Archer-Daniels-Midland Co.	4,261	215
Brown-Forman Corp., Class B	1,398	111
Campbell Soup Co.	1,551	75
Church & Dwight Co., Inc.	1,903	166
Colgate-Palmolive Co.	6,564	561
Conagra Brands, Inc.	3,741	136
Constellation Brands, Inc., Class A	1,298	284
Costco Wholesale Corp.	3,379	1,273
General Mills, Inc.	4,681	275
Hormel Foods Corp.	2,150	100
Kellogg Co.	1,948	121
Kimberly-Clark Corp.	2,605	351
Lamb Weston Holdings, Inc.	1,121	88
McCormick & Co., Inc.	1,905	182
Molson Coors Beverage Co., Class B	1,441	65
Mondelez International, Inc., Class A	10,952	641
Monster Beverage Corp. (a)	2,830	262
PepsiCo, Inc.	10,583	1,569
Philip Morris International, Inc.	11,926	987
Sysco Corp.	3,901	290
The Clorox Co.	965	195
The Coca-Cola Co.	29,619	1,625
The Estee Lauder Cos., Inc., Class A	1,735	462
The Hershey Co.	1,130	172
The J.M. Smucker Co.	874	101
The Kraft Heinz Co.	4,962	172
The Kroger Co.	5,930	188
The Procter & Gamble Co.	18,989	2,643
Tyson Foods, Inc., Class A	2,252	145
Walgreens Boots Alliance, Inc.	5,504	219
Walmart, Inc.	10,617	1,531
		15,789
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A	2,291	300
CDW Corp.	1,095	144
Corning, Inc.	5,851	211
FLIR Systems, Inc.	1,004	44
IPG Photonics Corp. (a)	273	61
Keysight Technologies, Inc. (a)	1,419	187
TE Connectivity Ltd.	2,533	307
Vontier Corp. (a)	1,032	34
Zebra Technologies Corp. (a)	408	157
		1,445

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (2.2%):
Apache Corp.	2,891	$41
Baker Hughes Co.	5,252	110
Cabot Oil & Gas Corp.	3,052	50
Chevron Corp.	14,742	1,245
Concho Resources, Inc.	1,503	88
ConocoPhillips	8,178	327
Devon Energy Corp.	2,929	46
Diamondback Energy, Inc.	1,210	59
EOG Resources, Inc.	4,468	223
Exxon Mobil Corp.	32,380	1,335
Halliburton Co.	6,770	127
Hess Corp.	2,093	110
HollyFrontier Corp.	1,141	29
Kinder Morgan, Inc.	14,909	204
Marathon Oil Corp.	6,045	40
Marathon Petroleum Corp.	4,983	206
National Oilwell Varco, Inc.	2,973	41
Occidental Petroleum Corp.	6,418	111
ONEOK, Inc.	3,403	131
Phillips 66	3,345	234
Pioneer Natural Resources Co.	1,259	143
Schlumberger Ltd.	10,660	233
TechnipFMC PLC	3,235	30
The Williams Cos., Inc.	9,294	186
Valero Energy Corp.	3,123	177
		5,526
Financials (10.3%):
Aflac, Inc.	5,003	222
American Express Co.	4,995	605
American International Group, Inc.	6,598	250
Ameriprise Financial, Inc.	903	175
Aon PLC, Class A	1,751	370
Arthur J. Gallagher & Co.	1,473	182
Assurant, Inc.	454	62
Bank of America Corp.	58,298	1,767
Berkshire Hathaway, Inc., Class B (a)	14,903	3,456
BlackRock, Inc., Class A	1,086	783
Capital One Financial Corp.	3,503	346
Cboe Global Markets, Inc.	827	77
Chubb Ltd.	3,457	531
Cincinnati Financial Corp.	1,146	100
Citigroup, Inc.	15,944	983
Citizens Financial Group, Inc.	3,271	117
CME Group, Inc.	2,749	500
Comerica, Inc.	1,065	59
Discover Financial Services	2,347	212
Everest Re Group Ltd.	306	72
Fifth Third Bancorp	5,456	150
First Republic Bank	1,332	196

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Franklin Resources, Inc.	2,087	$52
Globe Life, Inc.	737	70
Huntington Bancshares, Inc.	7,791	98
Intercontinental Exchange, Inc.	4,298	496
Invesco Ltd.	2,884	50
JPMorgan Chase & Co.	23,343	2,965
KeyCorp	7,478	123
Lincoln National Corp.	1,391	70
Loews Corp.	1,789	81
M&T Bank Corp.	982	125
MarketAxess Holdings, Inc.	291	166
Marsh & McLennan Cos., Inc.	3,884	455
MetLife, Inc.	5,858	275
Moody's Corp.	1,237	359
Morgan Stanley	10,945	750
MSCI, Inc.	635	284
Nasdaq, Inc.	879	117
Northern Trust Corp.	1,594	148
People's United Financial, Inc.	3,254	42
Principal Financial Group, Inc.	1,957	97
Prudential Financial, Inc.	3,033	237
Raymond James Financial, Inc.	933	89
Regions Financial Corp.	7,355	119
S&P Global, Inc.	1,843	606
State Street Corp.	2,702	197
SVB Financial Group (a)	397	154
Synchrony Financial	4,158	144
T. Rowe Price Group, Inc.	1,734	263
The Allstate Corp.	2,329	256
The Bank of New York Mellon Corp.	6,243	265
The Charles Schwab Corp.	11,423	606
The Goldman Sachs Group, Inc.	2,635	695
The Hartford Financial Services Group, Inc.	2,744	134
The PNC Financial Services Group, Inc.	3,245	484
The Progressive Corp.	4,485	443
The Travelers Cos., Inc.	1,940	272
Truist Financial Corp.	10,324	495
U.S. Bancorp	10,498	489
Unum Group	1,560	36
W.R. Berkley Corp.	1,078	72
Wells Fargo & Co.	31,662	956
Willis Towers Watson PLC	987	208
Zions Bancorp NA	1,256	55
		25,313
Health Care (13.4%):
Abbott Laboratories	13,573	1,486
AbbVie, Inc.	13,520	1,449
ABIOMED, Inc. (a)	346	112
Agilent Technologies, Inc.	2,343	278
Alexion Pharmaceuticals, Inc. (a)	1,676	262

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Align Technology, Inc. (a)	549	$293
AmerisourceBergen Corp.	1,126	110
Amgen, Inc.	4,458	1,025
Anthem, Inc.	1,905	612
Baxter International, Inc.	3,912	314
Becton, Dickinson & Co.	2,221	556
Biogen, Inc. (a)	1,178	288
Bio-Rad Laboratories, Inc., Class A (a)	165	96
Boston Scientific Corp. (a)	10,966	394
Bristol-Myers Squibb Co.	17,305	1,073
Cardinal Health, Inc.	2,247	120
Catalent, Inc. (a)	1,261	131
Centene Corp. (a)	4,440	267
Cerner Corp.	2,348	184
Cigna Corp.	2,767	576
CVS Health Corp.	10,024	685
Danaher Corp.	4,842	1,076
DaVita, Inc. (a)	566	66
DENTSPLY SIRONA, Inc.	1,674	88
DexCom, Inc. (a)	735	272
Edwards Lifesciences Corp. (a)	4,773	435
Eli Lilly & Co.	6,080	1,027
Gilead Sciences, Inc.	9,600	559
HCA Healthcare, Inc.	2,021	332
Henry Schein, Inc. (a)	1,093	73
Hologic, Inc. (a)	1,968	143
Humana, Inc.	1,013	416
IDEXX Laboratories, Inc. (a)	653	326
Illumina, Inc. (a)	1,118	414
Incyte Corp. (a)	1,426	124
Intuitive Surgical, Inc. (a)	900	736
IQVIA Holdings, Inc. (a)	1,468	263
Johnson & Johnson	20,160	3,173
Laboratory Corp. of America Holdings (a)	746	152
McKesson Corp.	1,230	214
Medtronic PLC	10,308	1,207
Merck & Co., Inc.	19,375	1,585
Mettler-Toledo International, Inc. (a)	182	207
PerkinElmer, Inc.	858	123
Perrigo Co. PLC	1,045	47
Pfizer, Inc.	42,566	1,567
Quest Diagnostics, Inc.	1,032	123
Regeneron Pharmaceuticals, Inc. (a)	803	388
ResMed, Inc.	1,110	236
STERIS PLC	653	124
Stryker Corp.	2,504	614
Teleflex, Inc.	357	147
The Cooper Cos., Inc.	376	137
Thermo Fisher Scientific, Inc.	3,035	1,413
UnitedHealth Group, Inc.	7,266	2,547

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc., Class B	595	$82
Varian Medical Systems, Inc. (a)	700	123
Vertex Pharmaceuticals, Inc. (a)	1,991	471
Viatris, Inc. (a)	9,239	173
Waters Corp. (a)	475	118
West Pharmaceutical Services, Inc.	566	160
Zimmer Biomet Holdings, Inc.	1,587	245
Zoetis, Inc.	3,640	602
		32,639
Industrials (8.3%):
3M Co.	4,417	772
Alaska Air Group, Inc.	947	49
Allegion PLC	705	82
American Airlines Group, Inc. (b)	4,677	74
AMETEK, Inc.	1,762	213
AO Smith Corp.	1,037	57
C.H. Robinson Worldwide, Inc.	1,041	98
Carrier Global Corp.	6,239	235
Caterpillar, Inc.	4,160	756
Cintas Corp.	673	238
Copart, Inc. (a)	1,591	202
CSX Corp.	5,857	532
Cummins, Inc.	1,133	257
Deere & Co.	2,400	646
Delta Air Lines, Inc.	4,884	196
Dover Corp.	1,104	139
Eaton Corp. PLC	3,052	367
Emerson Electric Co.	4,580	368
Equifax, Inc.	932	180
Expeditors International of Washington, Inc.	1,296	123
Fastenal Co.	4,396	215
FedEx Corp.	1,850	480
Flowserve Corp.	998	37
Fortive Corp.	2,582	183
Fortune Brands Home & Security, Inc.	1,064	91
General Dynamics Corp.	1,780	265
General Electric Co.	67,083	724
Honeywell International, Inc.	5,374	1,144
Howmet Aerospace, Inc. (a)	2,988	85
Huntington Ingalls Industries, Inc.	310	53
IDEX Corp.	580	116
IHS Markit Ltd.	2,854	257
Illinois Tool Works, Inc.	2,206	450
Ingersoll Rand, Inc. (a)	2,847	130
J.B. Hunt Transport Services, Inc.	639	87
Jacobs Engineering Group, Inc.	993	108
Johnson Controls International PLC	5,544	258
Kansas City Southern	717	146
L3Harris Technologies, Inc.	1,609	304
Lockheed Martin Corp.	1,885	669

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Masco Corp.	2,004	$110
Nielsen Holdings PLC	2,734	57
Norfolk Southern Corp.	1,945	462
Northrop Grumman Corp.	1,187	362
Old Dominion Freight Line, Inc.	737	144
Otis Worldwide Corp.	3,118	211
PACCAR, Inc.	2,653	229
Parker-Hannifin Corp.	986	269
Pentair PLC	1,274	68
Quanta Services, Inc.	1,063	77
Raytheon Technologies Corp.	11,630	832
Republic Services, Inc.	1,611	155
Robert Half International, Inc.	873	55
Rockwell Automation, Inc.	890	223
Rollins, Inc.	1,694	66
Roper Technologies, Inc.	803	346
Snap-on, Inc.	415	71
Southwest Airlines Co.	4,520	211
Stanley Black & Decker, Inc.	1,227	219
Teledyne Technologies, Inc. (a)	282	111
Textron, Inc.	1,753	85
The Boeing Co.	4,064	869
Trane Technologies PLC	1,839	267
TransDigm Group, Inc. (a)	417	258
Union Pacific Corp.	5,161	1,075
United Airlines Holdings, Inc. (a)	2,241	97
United Parcel Service, Inc., Class B	5,477	923
United Rentals, Inc. (a)	552	128
Verisk Analytics, Inc.	1,245	258
W.W. Grainger, Inc.	345	141
Waste Management, Inc.	2,977	352
Westinghouse Air Brake Technologies Corp.	1,370	100
Xylem, Inc.	1,380	140
		20,357
IT Services (5.5%):
Accenture PLC, Class A	4,852	1,267
Akamai Technologies, Inc. (a)	1,247	131
Automatic Data Processing, Inc.	3,284	579
Broadridge Financial Solutions, Inc.	885	136
Cognizant Technology Solutions Corp., Class A	4,094	336
DXC Technology Co.	1,948	50
Fidelity National Information Services, Inc.	4,752	672
Fiserv, Inc. (a)	4,261	485
FleetCor Technologies, Inc. (a)	639	174
Gartner, Inc. (a)	684	110
Global Payments, Inc.	2,292	494
International Business Machines Corp.	6,824	859
Jack Henry & Associates, Inc.	584	95
Leidos Holdings, Inc.	1,025	108
Mastercard, Inc., Class A	6,737	2,405

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Paychex, Inc.	2,450	$228
PayPal Holdings, Inc. (a)	8,973	2,101
The Western Union Co.	3,148	69
VeriSign, Inc. (a)	769	166
Visa, Inc., Class A	12,986	2,840
		13,305
Materials (2.7%):
Air Products & Chemicals, Inc.	1,693	463
Albemarle Corp.	815	120
Amcor PLC	12,011	141
Avery Dennison Corp.	639	99
Ball Corp.	2,505	233
Celanese Corp.	895	116
CF Industries Holdings, Inc.	1,638	63
Corteva, Inc.	5,705	221
Dow, Inc.	5,680	315
DuPont de Nemours, Inc. (b)	5,620	400
Eastman Chemical Co.	1,037	104
Ecolab, Inc.	1,902	412
FMC Corp.	994	114
Freeport-McMoRan, Inc.	11,126	289
International Flavors & Fragrances, Inc. (b)	819	89
International Paper Co.	3,010	150
Linde PLC	4,019	1,060
LyondellBasell Industries NV, Class A	1,969	180
Martin Marietta Materials, Inc.	477	135
Newmont Corp.	6,152	369
Nucor Corp.	2,312	123
Packaging Corp. of America	726	100
PPG Industries, Inc.	1,809	261
Sealed Air Corp.	1,188	54
The Mosaic Co.	2,642	61
The Sherwin-Williams Co.	626	460
Vulcan Materials Co.	1,015	151
Westrock Co.	2,011	88
		6,371
Real Estate (2.4%):
Alexandria Real Estate Equities, Inc.	948	169
American Tower Corp.	3,402	763
AvalonBay Communities, Inc.	1,069	171
Boston Properties, Inc.	1,085	103
CBRE Group, Inc., Class A (a)	2,569	161
Crown Castle International Corp.	3,303	526
Digital Realty Trust, Inc.	2,146	299
Duke Realty Corp.	2,848	114
Equinix, Inc.	682	487
Equity Residential	2,623	155
Essex Property Trust, Inc.	499	118
Extra Space Storage, Inc.	990	115

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Federal Realty Investment Trust	527	$45
Healthpeak Properties, Inc.	4,123	125
Host Hotels & Resorts, Inc.	5,401	79
Iron Mountain, Inc. (b)	2,207	65
Kimco Realty Corp.	3,312	50
Mid-America Apartment Communities, Inc.	876	111
Prologis, Inc.	5,661	564
Public Storage	1,165	269
Realty Income Corp.	2,688	167
Regency Centers Corp.	1,208	55
SBA Communications Corp.	851	240
Simon Property Group, Inc.	2,511	214
SL Green Realty Corp.	556	33
UDR, Inc.	2,255	87
Ventas, Inc.	2,868	141
Vornado Realty Trust	1,201	45
Welltower, Inc.	3,196	207
Weyerhaeuser Co.	5,716	192
		5,870
Semiconductors & Semiconductor Equipment (5.2%):
Advanced Micro Devices, Inc. (a)	9,210	845
Analog Devices, Inc.	2,830	418
Applied Materials, Inc.	6,994	604
Broadcom, Inc.	3,098	1,356
Intel Corp.	31,383	1,564
KLA Corp.	1,183	306
Lam Research Corp.	1,103	521
Maxim Integrated Products, Inc.	2,047	181
Microchip Technology, Inc.	1,994	275
Micron Technology, Inc. (a)	8,525	641
NVIDIA Corp.	4,740	2,476
Qorvo, Inc. (a)	873	145
QUALCOMM, Inc.	8,661	1,319
Skyworks Solutions, Inc.	1,272	194
Teradyne, Inc.	1,272	153
Texas Instruments, Inc.	7,030	1,154
Xilinx, Inc.	1,877	266
		12,418
Software (8.6%):
Adobe, Inc. (a)	3,674	1,838
ANSYS, Inc. (a)	658	239
Autodesk, Inc. (a)	1,684	514
Cadence Design Systems, Inc. (a)	2,136	291
Citrix Systems, Inc.	943	123
Fortinet, Inc. (a)	1,032	153
Intuit, Inc.	2,012	764
Microsoft Corp.	57,899	12,879
NortonLifeLock, Inc.	4,533	94
Oracle Corp.	14,526	940

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Paycom Software, Inc. (a)	375	$170
salesforce.com, Inc. (a)	7,007	1,559
ServiceNow, Inc. (a)	1,494	822
Synopsys, Inc. (a)	1,169	303
Tyler Technologies, Inc. (a)	309	135
		20,824
Technology Hardware, Storage & Peripherals (7.0%):
Apple, Inc.	122,388	16,239
Hewlett Packard Enterprise Co.	9,856	117
HP, Inc.	10,518	259
NetApp, Inc.	1,711	113
Seagate Technology PLC	1,712	106
Western Digital Corp.	2,330	129
Xerox Holdings Corp.	1,276	30
		16,993
Utilities (2.7%):
Alliant Energy Corp.	1,913	99
Ameren Corp.	1,893	148
American Electric Power Co., Inc.	3,801	317
American Water Works Co., Inc.	1,388	213
Atmos Energy Corp.	964	92
CenterPoint Energy, Inc.	4,172	90
CMS Energy Corp.	2,193	134
Consolidated Edison, Inc.	2,620	189
Dominion Energy, Inc.	6,248	471
DTE Energy Co.	1,482	180
Duke Energy Corp.	5,636	516
Edison International	2,899	182
Entergy Corp.	1,533	153
Evergy, Inc.	1,737	96
Eversource Energy	2,625	227
Exelon Corp.	7,471	315
FirstEnergy Corp.	4,155	127
NextEra Energy, Inc.	15,003	1,158
NiSource, Inc.	2,935	67
NRG Energy, Inc.	1,870	70
Pinnacle West Capital Corp.	862	69
PPL Corp.	5,888	166
Public Service Enterprise Group, Inc.	3,874	226
Sempra Energy	2,209	281
The AES Corp.	5,094	120
The Southern Co.	8,089	497
WEC Energy Group, Inc.	2,416	222
Xcel Energy, Inc.	4,024	268
		6,693
Total Common Stocks (Cost $49,202)		242,426

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (c)	12,589	$13
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	432,521	433
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (c)	6,283	6
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (c)	50,097	50
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (c)	225,244	225
Total Collateral for Securities Loaned (Cost $727)		727
Total Investments (Cost $49,929) — 99.6%		243,153
Other assets in excess of liabilities — 0.4%		871
NET ASSETS — 100.00%		$244,024

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	8	3/19/21	$1,466,232	$1,499,520	$33,288
	Total unrealized appreciation				$33,288
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$33,288

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (2.0%):
Live Nation Entertainment, Inc. (a)	89,544	$6,580
Take-Two Interactive Software, Inc. (a)	23,600	4,904
		11,484
Consumer Discretionary (15.1%):
AutoZone, Inc. (a)	5,900	6,994
Chipotle Mexican Grill, Inc. (a)	6,000	8,319
Choice Hotels International, Inc.	40,700	4,344
D.R. Horton, Inc.	123,900	8,539
Dollar General Corp.	29,300	6,162
Five Below, Inc. (a)	27,700	4,847
Lear Corp.	48,000	7,633
Lithia Motors, Inc., Class A	21,800	6,380
Lululemon Athletica, Inc. (a)	21,300	7,413
Marriott Vacations Worldwide Corp.	40,421	5,547
NVR, Inc. (a)	1,800	7,344
Penn National Gaming, Inc. (a) (b)	86,600	7,480
YETI Holdings, Inc. (a)	101,200	6,929
		87,931
Consumer Staples (1.8%):
Darling Ingredients, Inc. (a)	85,600	4,937
Monster Beverage Corp. (a)	61,300	5,669
		10,606
Financials (8.9%):
Ally Financial, Inc.	260,300	9,282
Brown & Brown, Inc.	165,400	7,842
East West Bancorp, Inc.	59,200	3,002
MarketAxess Holdings, Inc.	9,800	5,591
MSCI, Inc.	24,500	10,940
Radian Group, Inc.	376,977	7,634
Synchrony Financial	239,000	8,296
		52,587
Health Care (15.2%):
ABIOMED, Inc. (a)	17,700	5,738
Agilent Technologies, Inc.	68,393	8,104
BioCryst Pharmaceuticals, Inc. (a) (b)	561,000	4,179
Dynavax Technologies Corp. (a) (b)	301,100	1,340
Edwards Lifesciences Corp. (a)	66,200	6,039
Horizon Therapeutics PLC (a)	60,000	4,389
IDEXX Laboratories, Inc. (a)	13,200	6,598
Insulet Corp. (a)	27,600	7,056
IQVIA Holdings, Inc. (a)	43,700	7,830
NanoString Technologies, Inc. (a)	122,800	8,212
Neurocrine Biosciences, Inc. (a)	27,700	2,655
Teladoc Health, Inc. (a) (b)	12,700	2,539
Teleflex, Inc.	18,000	7,409

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Veeva Systems, Inc., Class A (a)	33,000	$8,985
Zoetis, Inc.	44,230	7,320
		88,393
Industrials (17.4%):
ADT, Inc.	453,400	3,559
AMETEK, Inc.	58,718	7,101
Chart Industries, Inc. (a)	54,500	6,420
Clean Harbors, Inc. (a)	68,900	5,243
Copa Holdings SA (b)	67,000	5,174
CSX Corp.	76,900	6,979
FedEx Corp.	23,800	6,179
Jacobs Engineering Group, Inc.	22,200	2,419
Kratos Defense & Security Solutions, Inc. (a)	192,500	5,280
L3Harris Technologies, Inc.	36,501	6,900
Old Dominion Freight Line, Inc.	41,250	8,051
Owens Corning, Inc.	103,800	7,864
The Middleby Corp. (a)	49,000	6,317
Trane Technologies PLC	66,500	9,653
Trex Co., Inc. (a)	42,100	3,525
WESCO International, Inc. (a)	139,600	10,959
		101,623
Information Technology (22.4%):
Advanced Micro Devices, Inc. (a)	146,300	13,417
Amphenol Corp., Class A	64,110	8,384
Atlassian Corp. PLC, Class A (a)	13,300	3,110
CDW Corp.	53,059	6,993
Concentrix Corp. (a)	30,800	3,040
Crowdstrike Holdings, Inc., Class A (a)	29,200	6,185
DocuSign, Inc. (a)	11,700	2,601
EPAM Systems, Inc. (a)	31,900	11,432
Fidelity National Information Services, Inc.	25,944	3,670
Fiserv, Inc. (a)	57,600	6,558
Global Payments, Inc.	26,000	5,601
GoDaddy, Inc., Class A (a)	88,394	7,332
KLA Corp.	27,800	7,198
Lumentum Holdings, Inc. (a)	32,000	3,034
Microchip Technology, Inc.	49,487	6,835
Mimecast Ltd. (a)	52,300	2,973
ServiceNow, Inc. (a)	12,400	6,825
SS&C Technologies Holdings, Inc.	122,379	8,903
SYNNEX Corp.	30,800	2,508
Synopsys, Inc. (a)	37,600	9,748
Zendesk, Inc. (a)	30,900	4,422
		130,769
Materials (8.5%):
Ball Corp.	86,459	8,056
Cleveland-Cliffs, Inc. (b)	607,200	8,841
FMC Corp.	50,732	5,831
See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Franco-Nevada Corp. (b)	33,400	$4,186
Freeport-McMoRan, Inc.	354,800	9,232
Louisiana-Pacific Corp.	195,500	7,267
The Scotts Miracle-Gro Co.	33,200	6,611
		50,024
Real Estate (5.1%):
CyrusOne, Inc.	94,200	6,891
Digital Realty Trust, Inc.	61,346	8,559
SBA Communications Corp.	28,003	7,900
Sun Communities, Inc.	43,616	6,627
		29,977
Utilities (2.7%):
Atmos Energy Corp.	33,100	3,159
Pinnacle West Capital Corp.	40,800	3,262
Sempra Energy	41,239	5,254
Southwest Gas Holdings, Inc.	60,500	3,675
		15,350
Total Common Stocks (Cost $366,698)		578,744
Exchange-Traded Funds (1.0%)
SPDR S&P MidCap 400 ETF	14,200	5,963
Total Exchange-Traded Funds (Cost $5,482)		5,963
Collateral for Securities Loaned^ (3.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (c)	387,157	387
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	13,301,122	13,301
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (c)	193,211	193
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (c)	1,540,602	1,541
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (c)	6,926,846	6,927
Total Collateral for Securities Loaned (Cost $22,349)		22,349
Total Investments (Cost $394,529) — 103.9%		607,056
Liabilities in excess of other assets — (3.9)%		(22,749)
NET ASSETS — 100.00%		$584,307

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2020.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)
Biotechnology (22.1%):
4D Molecular Therapeutics, Inc. (a)	662	$27
ADC Therapeutics SA (a)	1,091	35
Akero Therapeutics, Inc. (a)	1,608	41
Akouos, Inc. (a)	663	13
Annexon, Inc. (a)	439	11
Aprea Therapeutics, Inc. (a)	867	4
Arrowhead Pharmaceuticals, Inc. (a)	1,813	139
Athenex, Inc. (a)	1,662	18
Atreca, Inc., Class A (a) (b)	1,590	26
Aurinia Pharmaceuticals, Inc. (a) (b)	6,904	95
Avidity Biosciences, Inc. (a)	1,205	31
Beam Therapeutics, Inc. (a)	1,499	122
Bicycle Therapeutics PLC, ADR (a)	5,276	95
BioAtla, Inc. (a)	665	23
BioCryst Pharmaceuticals, Inc. (a) (b)	11,342	84
BioMarin Pharmaceutical, Inc. (a)	283	25
Black Diamond Therapeutics, Inc. (a)	437	14
C4 Therapeutics, Inc. (a) (b)	249	8
Cabaletta Bio, Inc. (a) (b)	2,967	37
Cara Therapeutics, Inc. (a)	1,428	22
Castle Biosciences, Inc. (a)	2,000	134
Codiak Biosciences, Inc. (a) (b)	6,305	205
Cortexyme, Inc. (a)	409	11
CRISPR Therapeutics AG (a)	410	63
Deciphera Pharmaceuticals, Inc. (a)	708	40
Dicerna Pharmaceuticals, Inc. (a)	2,168	48
Dynavax Technologies Corp. (a) (b)	6,261	28
Esperion Therapeutics, Inc. (a) (b)	873	23
Fusion Pharmaceuticals, Inc. (a)	4,261	50
Gamida Cell Ltd. (a)	9,195	77
Generation Bio Co. (a) (b)	1,180	33
Genetron Holdings Ltd., ADR (a)	5,361	75
IGM Biosciences, Inc. (a) (b)	796	70
Intellia Therapeutics, Inc. (a) (b)	1,924	105
Iovance Biotherapeutics, Inc. (a)	2,461	114
Natera, Inc. (a)	2,234	223
Neurocrine Biosciences, Inc. (a)	336	32
Novavax, Inc. (a) (b)	473	53
Nurix Therapeutics, Inc. (a) (b)	439	14
Orchard Therapeutics PLC, ADR (a)	6,720	29
Oyster Point Pharma, Inc. (a)	396	7
Passage Bio, Inc. (a) (b)	1,346	34
Relay Therapeutics, Inc. (a)	44	2
Stoke Therapeutics, Inc. (a) (b)	1,486	92
Sutro Biopharma, Inc. (a)	3,661	79
TCR2 Therapeutics, Inc. (a)	8,824	274
TG Therapeutics, Inc. (a)	2,119	110
Veracyte, Inc. (a)	3,428	169

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Viking Therapeutics, Inc. (a) (b)	5,623	$32
Xencor, Inc. (a)	822	36
Zai Lab Ltd., ADR (a)	984	133
		3,265
Communication Services (2.1%):
Iridium Communications, Inc. (a)	2,861	113
Vonage Holdings Corp. (a)	15,601	200
		313
Consumer Discretionary (12.7%):
Academy Sports & Outdoors, Inc. (a) (b)	7,777	161
Afya Ltd., Class A (a)	4,565	115
Burlington Stores, Inc. (a)	509	133
Cavco Industries, Inc. (a)	567	99
Chegg, Inc. (a)	1,378	124
Chewy, Inc., Class A (a) (b)	1,303	117
Five Below, Inc. (a)	1,001	175
Group 1 Automotive, Inc.	1,287	169
Legacy Housing Corp. (a)	5,799	88
Levi Strauss & Co., Class A	6,726	135
Marine Products Corp.	3,094	45
Nordstrom, Inc.	4,923	154
Polaris, Inc.	1,361	130
Skyline Champion Corp. (a)	4,307	133
Tractor Supply Co.	724	102
		1,880
Consumer Staples (2.4%):
Albertsons Cos., Inc., Class A (b)	4,314	76
Grocery Outlet Holding Corp. (a)	2,063	81
Performance Food Group Co. (a)	4,200	200
		357
Energy (0.8%):
Magnolia Oil & Gas Corp., Class A (a) (b)	3,428	24
Parsley Energy, Inc., Class A	4,363	62
Talos Energy, Inc. (a)	3,132	26
		112
Financials (8.8%):
Amerant Bancorp, Inc. (a)	4,402	67
American Business Bank (a)	1,502	48
Coastal Financial Corp. (a)	8,400	177
Colony Bankcorp, Inc.	2,215	32
Customers Bancorp, Inc., Class A (a)	3,942	72
First Western Financial, Inc. (a)	6,683	131
Lemonade, Inc. (a) (b)	109	13
Morningstar, Inc.	668	154
Radian Group, Inc.	5,519	112
Silvercrest Asset Management Group, Inc., Class A	3,935	55
SLM Corp.	5,481	68

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
South Plains Financial, Inc.	5,120	$97
Tradeweb Markets, Inc., Class A	2,436	152
WTB Financial Corp., Class B	360	120
		1,298
Health Care Equipment & Supplies (5.8%):
Brainsway Ltd., ADR (a) (b)	11,679	89
Cerus Corp. (a)	6,712	46
Inari Medical, Inc. (a)	42	4
Insulet Corp. (a)	546	139
Merit Medical Systems, Inc. (a)	1,525	85
Nuvectra Corp. (a) (c) (d)	2,334	—
Outset Medical, Inc. (a)	180	10
PolyPid Ltd. (a) (b)	7,333	73
Pulmonx Corp. (a)	1,906	132
SI-BONE, Inc. (a)	3,500	105
Silk Road Medical, Inc. (a)	2,804	176
		859
Health Care Providers & Services (1.3%):
Guardant Health, Inc. (a)	1,011	130
RadNet, Inc. (a)	3,159	62
		192
Health Care Technology (0.1%):
American Well Corp., Class A (a) (b)	26	1
Schrodinger, Inc. (a)	217	17
		18
Industrials (11.1%):
ASGN, Inc. (a)	1,743	146
BWX Technologies, Inc.	1,070	64
Casella Waste Systems, Inc. (a)	2,586	161
Chart Industries, Inc. (a)	1,114	131
Comfort Systems USA, Inc.	2,713	143
Construction Partners, Inc., Class A (a)	1,877	55
ESCO Technologies, Inc.	571	59
Hydrofarm Holdings Group, Inc. (a)	981	52
Kaman Corp.	1,610	92
Kratos Defense & Security Solutions, Inc. (a)	6,093	168
Marten Transport Ltd.	4,300	74
McGrath RentCorp	1,035	69
Owens Corning, Inc.	1,289	98
Parsons Corp. (a)	3,000	109
PGT Innovations, Inc. (a)	3,825	78
Rexnord Corp.	1,529	60
The AZEK Co., Inc. (a)	2,561	98
		1,657
Information Technology (21.5%):
908 Devices, Inc. (a) (b)	482	27
Alteryx, Inc., Class A (a)	441	54

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Blackline, Inc. (a)	540	$72
Brooks Automation, Inc.	1,901	129
C3.ai, Inc., Class A (a) (b)	327	45
Cambium Networks Corp. (a)	4,868	122
Cloudflare, Inc., Class A (a)	1,467	111
Dropbox, Inc., Class A (a)	1,247	28
Elastic NV (a)	1,342	196
Endava PLC, ADR (a)	1,434	110
EPAM Systems, Inc. (a)	305	109
Globant SA (a)	753	164
Lumentum Holdings, Inc. (a)	792	75
Marvell Technology Group Ltd.	1,167	55
Napco Security Technologies, Inc. (a)	6,551	172
New Relic, Inc. (a)	422	28
ON Semiconductor Corp. (a)	5,499	180
OneSpan, Inc. (a)	6,297	130
PagerDuty, Inc. (a)	3,709	155
Ping Identity Holding Corp. (a)	3,255	93
Powerfleet, Inc. (a)	9,414	70
QAD, Inc., Class A (b)	1,749	111
RealPage, Inc. (a)	1,156	101
Sapiens International Corp. NV	3,065	94
SiTime Corp. (a)	459	51
Smartsheet, Inc., Class A (a)	2,908	202
Sumo Logic, Inc. (a)	62	2
Telos Corp. (a)	1,641	54
WNS Holdings Ltd., ADR (a)	2,735	197
Yext, Inc. (a)	4,806	76
Zix Corp. (a)	23,117	199
		3,212
Life Sciences Tools & Services (4.1%):
Adaptive Biotechnologies Corp. (a)	1,407	83
Berkeley Lights, Inc. (a) (b)	609	54
Maravai LifeSciences Holdings, Inc., Class A (a) (b)	6,479	182
NanoString Technologies, Inc. (a)	4,359	292
		611
Materials (0.9%):
Summit Materials, Inc., Class A (a)	6,383	128
Pharmaceuticals (1.5%):
Assembly Biosciences, Inc. (a)	1,626	10
Collegium Pharmaceutical, Inc. (a) (b)	1,187	24
Cymabay Therapeutics, Inc. (a)	1,278	7
Horizon Therapeutics PLC (a)	987	72
PMV Pharmaceuticals, Inc. (a)	280	17
Reata Pharmaceuticals, Inc., Class A (a) (b)	645	80
Vaxcyte, Inc. (a)	129	3
		213

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (2.7%):
FirstService Corp.	868	$119
Rexford Industrial Realty, Inc.	1,252	61
The Macerich Co. (b)	11,499	123
UMH Properties, Inc.	6,434	95
		398
Total Common Stocks (Cost $9,145)		14,513
Warrants (0.1%)
Health Care (0.1%):
BioNano Genomics, Inc. (a) (c)	8,136	16
Total Warrants (Cost $—)		16
Collateral for Securities Loaned^ (12.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (e)	33,023	33
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	1,134,529	1,135
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (e)	16,480	16
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (e)	131,407	131
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (e)	590,831	591
Total Collateral for Securities Loaned (Cost $1,906)		1,906
Total Investments (Cost $11,051) — 110.9%		16,435
Liabilities in excess of other assets — (10.9)%		(1,609)
NET ASSETS — 100.00%		$14,826

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, illiquid securities were 0.1% of the Fund's net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of December 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(e)  Rate disclosed is the daily yield on December 31, 2020.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.8%)
Brazil (5.3%):
Consumer Discretionary (1.3%):
Afya Ltd., Class A (a)	2,020	$51
MRV Engenharia e Participacoes SA	22,900	84
		135
Consumer Staples (0.6%):
SLC Agricola SA	13,000	69
Financials (1.0%):
Banco do Estado do Rio Grande do Sul SA, Preference Shares	17,800	50
Porto Seguro SA	5,600	53
		103
Industrials (1.3%):
Randon SA Implementos e Participacoes, Preference Shares	27,800	87
SIMPAR SA	8,251	56
		143
Utilities (1.1%):
Cia de Saneamento do Parana	11,400	57
Omega Geracao SA (a)	7,500	59
		116
		566
China (7.1%):
Consumer Discretionary (1.3%):
China New Higher Education Group Ltd. (b)	95,000	59
Tianneng Power International Ltd. (c)	34,000	82
		141
Consumer Staples (0.7%):
China Modern Dairy Holdings Ltd. (a) (c)	293,000	70
Industrials (1.9%):
Airtac International Group	2,000	64
China Lesso Group Holdings Ltd.	56,000	88
Zhejiang Expressway Co. Ltd., Class H	64,000	54
		206
Information Technology (1.6%):
Chinasoft International Ltd.	100,000	112
JinkoSolar Holding Co., ADR (a) (c)	872	54
		166
Real Estate (1.2%):
China SCE Group Holdings Ltd.	204,000	84
Times Neighborhood Holdings Ltd.	45,798	43
		127

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.4%):
China Tian Lun Gas Holdings Ltd.	50,000	$48
		758
Cyprus (0.7%):
Financials (0.7%):
TCS Group Holding PLC, GDR	2,313	76
Egypt (0.6%):
Communication Services (0.6%):
Telecom Egypt Co.	80,279	61
Greece (1.7%):
Financials (0.7%):
National Bank of Greece SA (a)	28,249	77
Utilities (1.0%):
Terna Energy SA	6,586	106
		183
Hong Kong (5.1%):
Communication Services (0.5%):
NetDragon Websoft Holdings Ltd.	22,500	51
Financials (0.4%):
Far East Horizon Ltd.	46,000	47
Health Care (0.5%):
The United Laboratories International Holdings Ltd.	74,000	53
Industrials (0.6%):
Sinotruk Hong Kong Ltd.	27,500	70
Materials (1.3%):
China Resources Cement Holdings Ltd.	58,000	65
Nine Dragons Paper Holdings Ltd.	53,000	75
		140
Real Estate (0.9%):
China Overseas Grand Oceans Group Ltd.	177,000	95
Utilities (0.9%):
Canvest Environmental Protection Group Co. Ltd.	108,000	46
China Water Affairs Group Ltd. (c)	64,000	50
		96
		552
Hungary (0.7%):
Health Care (0.7%):
Richter Gedeon Nyrt	3,104	78
India (13.6%):
Communication Services (0.8%):
Tata Communications Ltd.	5,721	86

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.0%):
Apollo Tyres Ltd.	20,331	$50
Crompton Greaves Consumer Electricals Ltd.	10,947	57
		107
Consumer Staples (0.6%):
Kaveri Seed Co. Ltd.	9,159	65
Energy (0.5%):
Hindustan Petroleum Corp. Ltd.	19,025	57
Financials (2.2%):
LIC Housing Finance Ltd.	14,129	70
Muthoot Finance Ltd.	6,367	106
Power Finance Corp. Ltd.	40,835	64
		240
Health Care (2.3%):
Alembic Pharmaceuticals Ltd.	6,300	89
Granules India Ltd.	16,343	79
Ipca Laboratories Ltd.	2,447	73
		241
Industrials (1.7%):
Bharat Electronics Ltd.	33,129	55
Engineers India Ltd.	34,783	37
Escorts Ltd.	5,410	93
		185
Information Technology (1.3%):
eClerx Services Ltd.	5,306	64
Mphasis Ltd.	3,389	72
		136
Materials (2.0%):
Birla Corp. Ltd.	6,154	61
Coromandel International Ltd.	6,033	68
HeidelbergCement India Ltd.	27,428	85
		214
Utilities (1.2%):
CESC Ltd.	5,377	45
Gujarat Gas Ltd.	16,445	85
		130
		1,461
Indonesia (0.7%):
Communication Services (0.7%):
PT Media Nusantara Citra Tbk (a)	900,200	73

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Korea, Republic Of (18.9%):
Communication Services (1.7%):
AfreecaTV Co. Ltd.	1,112	$62
Echo Marketing, Inc.	2,316	64
Neowiz (a)	2,509	52
		178
Consumer Discretionary (3.0%):
Coway Co. Ltd. (a)	802	54
Danawa Co. Ltd. (a)	1,804	51
GS Home Shopping, Inc.	399	51
S&T Motiv Co. Ltd.	1,330	60
SL Corp.	3,928	59
Youngone Corp.	1,740	51
		326
Consumer Staples (1.3%):
Hite Jinro Co. Ltd. (a)	1,458	43
Maeil Dairies Co. Ltd.	1,425	92
		135
Financials (1.4%):
DB Insurance Co. Ltd.	1,340	54
KIWOOM Securities Co. Ltd.	837	98
		152
Health Care (3.0%):
Chong Kun Dang Pharmaceutical Corp. (a)	626	131
Dongkook Pharmaceutical Co. Ltd. (a)	2,305	62
Osstem Implant Co. Ltd. (a)	1,236	58
Seegene, Inc.	394	70
		321
Industrials (2.1%):
Daelim Industrial Co. Ltd. (d) (f)	1,013	78
Hyundai Glovis Co. Ltd.	426	73
Samsung Engineering Co. Ltd. (a)	6,318	77
		228
Information Technology (4.2%):
Douzone Bizon Co. Ltd.	1,175	112
NHN KCP Corp. (a)	2,019	127
Partron Co. Ltd.	5,863	61
SFA Engineering Corp. (a)	2,099	75
Silicon Works Co. Ltd. (a)	1,437	77
		452
Materials (2.2%):
Korea Petrochemical Ind Co. Ltd.	604	128
Soulbrain Co. Ltd. (a)	429	108
		236
		2,028

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Malaysia (4.8%):
Communication Services (0.8%):
TIME dotCom Bhd	24,700	$82
Energy (0.6%):
Serba Dinamik Holdings Bhd	135,260	59
Health Care (0.6%):
Supermax Corp. Bhd (a)	43,444	65
Information Technology (1.2%):
V.S. Industry Bhd	199,400	129
Materials (0.5%):
Scientex Bhd	18,200	58
Real Estate (0.6%):
Eco World Development Group Bhd (a)	536,700	66
Utilities (0.5%):
Mega First Corp. Bhd	33,300	57
		516
Mexico (3.8%):
Consumer Staples (0.6%):
La Comer SAB de CV	28,441	65
Energy (0.5%):
Vista Oil & Gas SAB de CV, ADR (a)	19,153	49
Financials (0.5%):
Banco del Bajio SA (a) (b)	35,401	49
Health Care (0.5%):
Genomma Lab Internacional SAB de CV, Class B (a)	53,911	51
Materials (1.1%):
Grupo Cementos de Chihuahua SAB de CV	20,438	123
Real Estate (0.6%):
Prologis Property Mexico SA de CV	29,019	65
		402
Pakistan (0.5%):
Energy (0.5%):
Oil & Gas Development Co. Ltd.	81,803	53
Poland (0.5%):
Communication Services (0.5%):
TEN Square Games SA	355	53
Qatar (0.6%):
Energy (0.6%):
Qatar Gas Transport Co. Ltd.	73,094	64
Russian Federation (1.4%):
Financials (0.5%):
Moscow Exchange MICEX PJSC	24,310	53

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.9%):
Polymetal International PLC	4,438	$102
		155
Saudi Arabia (0.5%):
Health Care (0.5%):
Mouwasat Medical Services Co.	1,467	54
South Africa (5.0%):
Consumer Discretionary (0.5%):
Mr. Price Group Ltd.	4,446	52
Energy (0.5%):
Exxaro Resources Ltd.	6,266	60
Industrials (0.6%):
Barloworld Ltd.	10,381	64
Materials (2.8%):
African Rainbow Minerals Ltd.	8,413	150
Impala Platinum Holdings Ltd.	10,853	149
		299
Real Estate (0.6%):
Redefine Properties Ltd. (a)	265,884	61
		536
Taiwan (18.9%):
Communication Services (0.8%):
International Games System Co. Ltd.	3,000	81
Consumer Discretionary (3.3%):
Gourmet Master Co. Ltd.	15,000	75
Makalot Industrial Co. Ltd.	8,000	55
Merida Industry Co. Ltd.	14,000	118
Nien Made Enterprise Co. Ltd.	4,000	46
Poya International Co. Ltd.	3,000	62
		356
Financials (0.8%):
King's Town Bank Co. Ltd.	58,000	80
Health Care (0.6%):
Ginko International Co. Ltd.	13,000	68
Industrials (2.4%):
Chicony Power Technology Co. Ltd.	30,000	76
Evergreen Marine Corp. Ltd. (a)	91,000	132
Kung Long Batteries Industrial Co. Ltd.	10,000	50
		258
Information Technology (10.4%):
AU Optronics Corp. (a)	115,000	58
Chipbond Technology Corp.	47,000	111
Elan Microelectronics Corp.	24,200	115
Gigabyte Technology Co. Ltd.	23,000	64

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Lite-On Technology Corp.	38,000	$68
Macronix International	35,000	53
Parade Technologies Ltd.	2,000	79
Radiant Opto-Electronics Corp.	26,000	106
Simplo Technology Co. Ltd.	7,000	87
Sinbon Electronics Co. Ltd.	16,000	123
Tripod Technology Corp.	22,000	93
Unimicron Technology Corp.	30,000	94
Wistron Corp.	60,000	66
		1,117
Real Estate (0.6%):
Chong Hong Construction Co. Ltd.	24,000	68
		2,028
Thailand (2.1%):
Consumer Discretionary (0.5%):
Sri Trang Agro-Industry PCL	57,200	51
Financials (0.5%):
Thanachart Capital PCL	52,500	60
Information Technology (0.5%):
Hana Microelectronics PCL, Class R	38,400	51
Real Estate (0.6%):
Origin Property PCL	257,000	65
		227
Turkey (3.0%):
Consumer Discretionary (0.9%):
Arcelik A/S (a)	24,488	100
Consumer Staples (1.0%):
Coca-Cola Icecek A/S	12,424	110
Industrials (0.4%):
Tekfen Holding A/S	16,250	36
Turkiye Sise ve Cam Fabrikalari A/S	1	—	(e)
		36
Utilities (0.7%):
Enerjisa Enerji A/S (b)	41,872	71
		317
United Arab Emirates (0.7%):
Industrials (0.7%):
Aramex PJSC	62,604	75
United States (0.6%):
Industrials (0.6%):
Bizlink Holding, Inc.	7,000	61
Total Common Stocks (Cost $7,989)		10,377

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Rights (0.0%) (g)
Taiwan (0.0%):
Information Technology (0.0%):
Simplo Technology Co. Ltd. , Expires 3/26/21 (a) (d) (h)	241	$—
Total Rights (Cost $—)		—
Exchange-Traded Funds (2.5%)
United States (2.5%):
iShares MSCI Emerging Markets Small-Cap ETF (c)	5,057	267
Total Exchange-Traded Funds (Cost $219)		267
Collateral for Securities Loaned^ (3.9%)
United States (3.9%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (i)	7,321	7
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (i)	251,519	252
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (i)	3,654	4
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (i)	29,132	29
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (i)	130,984	131
Total Collateral for Securities Loaned (Cost $423)		423
Total Investments (Cost $8,631) — 103.2%		11,067
Liabilities in excess of other assets — (3.2)%		(347)
NET ASSETS — 100.00%		$10,720

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $179 (thousands) and amounted to 1.7% of net assets.

(c)  All or a portion of this security is on loan.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, illiquid securities were 0.7% of the Fund's net assets.

(e)  Rounds to less than $1 thousand.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.7% of the Fund's net assets as of December 31, 2020. (See Note 2)

(g)  Amount represents less than 0.05% of net assets.

(h)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of December 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(i)  Rate disclosed is the daily yield on December 31, 2020.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Australia (3.9%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	24,815	$596
Energy (0.5%):
Beach Energy Ltd.	780,695	1,089
Financials (0.9%):
Australia & New Zealand Banking Group Ltd.	48,957	859
Macquarie Group Ltd.	8,445	901
		1,760
Health Care (0.3%):
Sonic Healthcare Ltd.	25,522	632
Materials (1.2%):
Rio Tinto Ltd.	26,457	2,326
Real Estate (0.7%):
Charter Hall Group	70,254	798
Stockland	196,363	634
		1,432
		7,835
Austria (0.2%):
Financials (0.2%):
Raiffeisen Bank International AG (a)	21,162	430
Belgium (1.2%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	12,323	860
Financials (0.3%):
KBC Group NV (a)	7,946	556
Health Care (0.5%):
UCB SA	9,343	965
		2,381
Brazil (1.2%):
Energy (0.6%):
Petroleo Brasileiro SA, Preference Shares	205,700	1,117
Financials (0.6%):
Banco Santander Brasil SA	147,200	1,278
		2,395
Canada (4.7%):
Consumer Staples (0.4%):
Maple Leaf Foods, Inc.	36,315	805

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (0.7%):
Parex Resources, Inc. (a)	68,158	$938
Suncor Energy, Inc.	28,434	477
		1,415
Financials (2.3%):
Bank of Montreal	11,274	857
iA Financial Corp., Inc.	17,870	775
IGM Financial, Inc. (b)	30,118	817
National Bank of Canada (b)	19,884	1,119
Sun Life Financial, Inc.	24,527	1,091
		4,659
Industrials (0.6%):
Canadian Pacific Railway Ltd.	3,822	1,326
Materials (0.7%):
Barrick Gold Corp.	30,815	702
First Quantum Minerals Ltd. (b)	39,157	703
		1,405
		9,610
China (8.7%):
Communication Services (2.9%):
Baidu, Inc., ADR (a)	4,957	1,072
NetEase, Inc., ADR	7,876	754
Tencent Holdings Ltd.	55,000	3,958
		5,784
Consumer Discretionary (3.1%):
Alibaba Group Holding Ltd., ADR (a)	18,690	4,350
BYD Co. Ltd., Class H	24,000	632
JD.com, Inc., ADR (a)	6,481	569
Yum China Holdings, Inc.	11,757	671
		6,222
Consumer Staples (0.2%):
Tingyi Cayman Islands Holding Corp.	300,000	513
Financials (1.2%):
Bank of China Ltd., Class H	2,382,275	806
Huatai Securities Co. Ltd., Class H (c)	488,800	770
New China Life Insurance Co. Ltd., Class H	215,800	842
		2,418
Industrials (0.3%):
China Railway Group Ltd., Class H	1,284,000	567
Materials (0.7%):
Anhui Conch Cement Co. Ltd., Class H	229,500	1,438
Real Estate (0.3%):
Agile Group Holdings Ltd.	526,000	700
		17,642

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Denmark (2.6%):
Consumer Discretionary (0.3%):
Pandora A/S	5,419	$607
Consumer Staples (0.5%):
Carlsberg A/S, Class B	6,389	1,024
Health Care (0.6%):
Genmab A/S (a)	1,424	577
GN Store Nord A/S	8,802	702
		1,279
Industrials (0.5%):
AP Moller — Maersk A/S, Class B	456	1,015
Utilities (0.7%):
Orsted A/S (c)	6,531	1,337
		5,262
Finland (0.5%):
Industrials (0.5%):
Metso Outotec Oyj	93,525	940
France (6.1%):
Communication Services (0.8%):
Publicis Groupe SA	17,668	878
Vivendi SA	22,481	725
		1,603
Consumer Discretionary (0.8%):
LVMH Moet Hennessy Louis Vuitton SE	2,516	1,575
Energy (0.6%):
TOTAL SE (b)	28,181	1,216
Financials (0.9%):
Amundi SA (c)	6,559	535
AXA SA	17,657	423
BNP Paribas SA (a)	18,208	961
		1,919
Health Care (0.6%):
Sanofi	6,248	605
Sartorius Stedim Biotech	1,857	662
		1,267
Industrials (1.0%):
Alstom SA (a)	9,357	533
Cie de Saint-Gobain (a)	18,676	859
Teleperformance	2,190	727
		2,119

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.9%):
Capgemini SE	6,296	$979
Worldline SA (a) (c)	7,685	747
		1,726
Materials (0.3%):
Arkema SA	4,745	543
Utilities (0.2%):
Rubis SCA	8,341	385
		12,353
Germany (6.6%):
Communication Services (0.7%):
Deutsche Telekom AG	73,562	1,343
Consumer Discretionary (1.1%):
HelloFresh SE (a) (b)	8,037	622
Volkswagen AG, Preference Shares	8,980	1,678
		2,300
Financials (1.1%):
Allianz SE	4,810	1,182
Hannover Rueck SE	3,064	488
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	1,839	546
		2,216
Health Care (0.6%):
Fresenius Medical Care AG & Co. KGaA	7,198	600
Merck KGaA	4,130	708
		1,308
Industrials (1.0%):
Deutsche Post AG, Registered Shares	25,923	1,284
Siemens AG, Registered Shares	5,286	761
		2,045
Information Technology (0.7%):
SAP SE	4,840	627
TeamViewer AG (a) (c)	13,171	707
		1,334
Materials (0.2%):
HeidelbergCement AG	5,916	440
Real Estate (0.7%):
alstria office REIT-AG	27,512	501
LEG Immobilien AG	5,372	833
		1,334
Utilities (0.5%):
E.ON SE	89,200	988
		13,308

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hong Kong (2.3%):
Consumer Staples (0.3%):
WH Group Ltd. (c)	824,000	$691
Energy (0.4%):
Kunlun Energy Co. Ltd.	826,000	716
Financials (0.3%):
BOC Hong Kong Holdings Ltd.	203,500	617
Information Technology (0.7%):
Lenovo Group Ltd. (b)	1,572,000	1,486
Real Estate (0.4%):
CK Asset Holdings Ltd.	67,895	348
New World Development Co. Ltd.	100,840	469
		817
Utilities (0.2%):
China Water Affairs Group Ltd.	546,000	427
		4,754
Hungary (0.5%):
Financials (0.5%):
OTP Bank Nyrt (a)	21,008	948
India (2.8%):
Energy (0.5%):
Reliance Industries Ltd.	39,199	1,067
Financials (0.7%):
LIC Housing Finance Ltd.	134,932	668
Muthoot Finance Ltd.	42,998	713
		1,381
Health Care (0.7%):
Ipca Laboratories Ltd.	46,143	1,382
Information Technology (0.6%):
HCL Technologies Ltd.	90,351	1,173
Utilities (0.3%):
Power Grid Corp. of India Ltd.	222,154	577
		5,580
Indonesia (0.4%):
Communication Services (0.4%):
PT Sarana Menara Nusantara Tbk	11,375,000	778
Ireland (0.9%):
Health Care (0.6%):
ICON PLC (a)	6,523	1,272
Industrials (0.3%):
DCC PLC	8,469	599
		1,871

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Italy (1.4%):
Industrials (0.3%):
Leonardo SpA	72,198	$522
Utilities (1.1%):
ACEA SpA	30,357	637
Enel SpA	157,268	1,600
		2,237
		2,759
Japan (15.8%):
Communication Services (1.9%):
Capcom Co. Ltd.	10,300	668
KDDI Corp.	31,200	925
Nintendo Co. Ltd.	2,000	1,284
Nippon Telegraph & Telephone Corp.	39,500	1,014
		3,891
Consumer Discretionary (3.2%):
Nitori Holdings Co. Ltd.	2,500	523
Sony Corp.	37,100	3,739
Toyo Tire Corp.	36,100	549
Toyota Motor Corp.	22,100	1,706
		6,517
Consumer Staples (0.7%):
Seven & i Holdings Co. Ltd.	15,600	553
Toyo Suisan Kaisha Ltd.	18,600	905
		1,458
Financials (1.8%):
Mizuho Financial Group, Inc.	69,410	881
Nomura Holdings, Inc.	109,100	577
ORIX Corp.	72,500	1,115
Sumitomo Mitsui Financial Group, Inc.	18,925	587
Sumitomo Mitsui Trust Holdings, Inc.	12,900	398
		3,558
Health Care (1.0%):
Astellas Pharma, Inc.	44,200	684
Ono Pharmaceutical Co. Ltd.	26,500	799
Shionogi & Co. Ltd.	8,900	487
		1,970
Industrials (2.7%):
ITOCHU Corp.	66,000	1,898
Mitsubishi Electric Corp.	45,200	683
Mitsui & Co. Ltd.	40,300	739
Obayashi Corp.	54,600	472
Secom Co. Ltd.	6,900	637

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Taisei Corp.	15,000	$518
Yamato Holdings Co. Ltd.	19,600	500
		5,447
Information Technology (2.7%):
Anritsu Corp.	25,000	558
Fujitsu Ltd.	7,100	1,026
Hitachi Ltd.	17,700	699
Murata Manufacturing Co. Ltd.	15,400	1,394
Obic Co. Ltd.	3,900	784
Tokyo Electron Ltd.	2,800	1,046
		5,507
Materials (0.9%):
Rengo Co. Ltd.	59,100	496
Shin-Etsu Chemical Co. Ltd.	4,400	772
Tosoh Corp.	34,100	533
		1,801
Real Estate (0.6%):
Daiwa House Industry Co. Ltd.	19,600	583
Open House Co. Ltd.	14,600	537
		1,120
Utilities (0.3%):
Osaka Gas Co. Ltd.	31,300	642
		31,911
Jersey (0.3%):
Consumer Discretionary (0.3%):
boohoo Group PLC (a)	140,199	658
Korea, Republic Of (4.2%):
Consumer Discretionary (0.6%):
LG Electronics, Inc.	9,891	1,232
Consumer Staples (0.6%):
Hite Jinro Co. Ltd. (a)	18,609	547
Orion Corp.	6,237	712
		1,259
Health Care (0.4%):
Seegene, Inc.	4,822	858
Industrials (0.4%):
Samsung Engineering Co. Ltd. (a)	62,324	762
Information Technology (2.2%):
LG Innotek Co. Ltd.	8,671	1,460
Samsung Electronics Co. Ltd.	39,952	2,984
		4,444
		8,555

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Malaysia (1.1%):
Communication Services (0.5%):
Telekom Malaysia Bhd	722,400	$973
Financials (0.6%):
RHB Bank Bhd	863,600	1,173
		2,146
Netherlands (4.2%):
Consumer Discretionary (1.2%):
Fiat Chrysler Automobiles NV (a)	72,027	1,301
Prosus NV	10,309	1,113
		2,414
Consumer Staples (1.0%):
Koninklijke Ahold Delhaize NV	47,131	1,329
X5 Retail Group NV, GDR	18,325	662
		1,991
Financials (0.5%):
ING Groep NV (a)	43,948	409
NN Group NV	17,038	736
		1,145
Health Care (0.3%):
QIAGEN NV (a) (b)	10,834	562
Information Technology (0.9%):
ASML Holding NV	1,465	709
STMicroelectronics NV	31,626	1,170
		1,879
Materials (0.3%):
Akzo Nobel NV	5,057	543
		8,534
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	20,825	494
Portugal (0.4%):
Communication Services (0.1%):
NOS SGPS SA	73,551	256
Energy (0.3%):
Galp Energia SGPS SA	49,183	521
		777
Russian Federation (1.2%):
Energy (0.5%):
LUKOIL PJSC, ADR	14,221	967
Financials (0.4%):
Sberbank of Russia PJSC	208,090	766

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.3%):
Polymetal International PLC	29,111	$670
		2,403
Singapore (1.3%):
Consumer Discretionary (0.3%):
Genting Singapore Ltd.	942,500	607
Consumer Staples (0.3%):
Wilmar International Ltd.	167,000	588
Financials (0.7%):
DBS Group Holdings Ltd.	36,600	694
Singapore Exchange Ltd.	98,700	693
		1,387
		2,582
South Africa (1.2%):
Communication Services (0.7%):
Naspers Ltd., Class N	7,340	1,504
Materials (0.5%):
Kumba Iron Ore Ltd.	23,560	1,003
		2,507
Spain (1.0%):
Industrials (0.5%):
ACS Actividades de Construccion y Servicios SA	29,836	991
Utilities (0.5%):
EDP Renovaveis SA	38,472	1,066
		2,057
Sweden (3.2%):
Consumer Staples (0.5%):
Swedish Match AB	11,900	926
Financials (0.3%):
Skandinaviska Enskilda Banken AB, Class A (a)	63,581	655
Industrials (1.3%):
Sandvik AB (a)	31,345	773
SKF AB, Class B	32,527	847
Volvo AB, Class B	39,956	946
		2,566
Information Technology (0.4%):
Telefonaktiebolaget LM Ericsson, Class B	64,866	772
Materials (0.4%):
Boliden AB	25,205	895
Real Estate (0.3%):
Fastighets AB Balder, Class B (a)	11,329	592
		6,406

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Switzerland (7.0%):
Consumer Staples (1.5%):
Coca-Cola HBC AG	14,761	$478
Nestle SA, Registered Shares	21,304	2,519
		2,997
Financials (1.5%):
Julius Baer Group Ltd.	14,755	850
Swiss Life Holding AG	3,396	1,585
UBS Group AG	41,165	580
		3,015
Health Care (2.5%):
Lonza Group AG, Registered Shares	1,682	1,084
Novartis AG, Registered Shares	23,289	2,193
Roche Holding AG	5,281	1,840
		5,117
Industrials (0.3%):
Adecco Group AG	10,122	674
Information Technology (0.8%):
Logitech International SA, Class R	16,159	1,570
Materials (0.4%):
LafargeHolcim Ltd.	14,242	782
		14,155
Taiwan (4.2%):
Communication Services (0.3%):
International Games System Co. Ltd.	23,000	622
Financials (1.0%):
Chailease Holding Co. Ltd.	162,935	975
Fubon Financial Holding Co. Ltd.	565,000	941
		1,916
Information Technology (2.9%):
Radiant Opto-Electronics Corp.	222,000	904
Realtek Semiconductor Corp.	133,000	1,853
Taiwan Semiconductor Manufacturing Co. Ltd.	168,000	3,179
		5,936
		8,474
Thailand (0.4%):
Consumer Staples (0.4%):
Charoen Pokphand Foods PCL	804,100	718
United Arab Emirates (0.3%):
Financials (0.3%):
Emirates NBD Bank PJSC	216,988	611
See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Kingdom (7.7%):
Consumer Discretionary (0.4%):
Barratt Developments PLC (a)	79,761	$729
Consumer Staples (2.0%):
British American Tobacco PLC	23,573	875
Tate & Lyle PLC	66,201	610
Tesco PLC	419,560	1,324
Unilever PLC	21,597	1,295
		4,104
Energy (0.8%):
BP PLC	280,629	968
Cairn Energy PLC (a)	241,898	694
		1,662
Financials (1.7%):
3i Group PLC	90,462	1,431
Barclays PLC	340,266	683
Legal & General Group PLC	193,014	703
Standard Chartered PLC	103,556	657
		3,474
Health Care (0.8%):
AstraZeneca PLC	6,583	656
Hikma Pharmaceuticals PLC	29,229	1,005
		1,661
Industrials (1.1%):
Ashtead Group PLC	22,224	1,047
BAE Systems PLC	166,181	1,108
		2,155
Materials (0.9%):
Anglo American PLC	55,947	1,847
		15,632
Total Common Stocks (Cost $169,914)		197,466
Exchange-Traded Funds (0.8%)
United States (0.8%):
iShares Core MSCI EAFE ETF	14,351	992
iShares Core MSCI Emerging Markets ETF	10,394	645
		1,637
Total Exchange-Traded Funds (Cost $1,611)		1,637

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (2.3%)
United States (2.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (d)	79,412	$79
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	2,728,263	2,728
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (d)	39,630	40
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (d)	316,001	316
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (d)	1,420,802	1,421
Total Collateral for Securities Loaned (Cost $4,584)		4,584
Total Investments (Cost $176,109) — 100.8%		203,687
Liabilities in excess of other assets — (0.8)%		(1,586)
NET ASSETS — 100.00%		$202,101

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $4,787 (thousands) and amounted to 2.4% of net assets.

(d)  Rate disclosed is the daily yield on December 31, 2020.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Australia (6.7%):
Consumer Discretionary (0.8%):
Bapcor Ltd.	1,700,014	$10,221
JB Hi-Fi Ltd.	325,630	12,224
		22,445
Energy (0.8%):
Beach Energy Ltd.	15,163,664	21,148
Financials (0.3%):
Pendal Group Ltd.	1,712,563	8,623
Health Care (0.4%):
Ansell Ltd.	378,998	10,129
Industrials (0.5%):
Seven Group Holdings Ltd.	680,520	12,287
Materials (2.9%):
CSR Ltd.	2,074,989	8,403
Mineral Resources Ltd.	1,204,728	34,825
OZ Minerals Ltd.	1,390,540	20,310
Silver Lake Resources Ltd. (a)	9,215,271	12,715
		76,253
Real Estate (1.0%):
Charter Hall Group	1,800,361	20,442
Shopping Centres Australasia Property Group	3,988,986	7,725
		28,167
		179,052
Belgium (0.5%):
Real Estate (0.5%):
Warehouses De Pauw CVA	344,782	11,952
Bermuda (0.3%):
Industrials (0.3%):
Kerry Logistics Network Ltd.	3,571,000	7,838
Canada (6.5%):
Consumer Discretionary (0.5%):
BRP, Inc.	191,750	12,669
Consumer Staples (0.4%):
Maple Leaf Foods, Inc. (b)	470,660	10,436
Energy (0.6%):
Parex Resources, Inc. (a)	1,152,390	15,864
Financials (0.4%):
Canadian Western Bank (b)	506,397	11,388

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (1.1%):
Finning International, Inc.	543,362	$11,540
TFI International, Inc. (b)	348,155	17,926
		29,466
Information Technology (0.3%):
The Descartes Systems Group, Inc. (a)	137,921	8,068
Materials (1.3%):
Fortuna Silver Mines, Inc. (a) (b)	1,270,108	10,439
Kirkland Lake Gold Ltd.	1	—	(c)
Pretium Resources, Inc. (a)	684,981	7,852
Stella-Jones, Inc.	272,835	9,921
Yamana Gold, Inc.	1,159,352	6,623
		34,835
Real Estate (1.2%):
Canadian Apartment Properties REIT (b)	232,375	9,127
Real Matters, Inc. (a) (b)	589,179	8,893
Tricon Residential, Inc.	1,427,276	12,818
		30,838
Utilities (0.7%):
Northland Power, Inc. (b)	517,848	18,583
		172,147
Denmark (1.4%):
Consumer Discretionary (0.5%):
Pandora A/S	123,948	13,874
Consumer Staples (0.5%):
Royal Unibrew A/S	111,080	12,865
Information Technology (0.4%):
Netcompany Group A/S (a) (b) (d)	111,668	11,453
		38,192
Finland (1.8%):
Industrials (1.1%):
Metso Outotec Oyj	1,459,669	14,664
Valmet Oyj	565,554	16,258
		30,922
Information Technology (0.4%):
TietoEVRY Oyj	303,182	9,975
Materials (0.3%):
Kemira Oyj	528,864	8,382
		49,279
France (8.0%):
Communication Services (0.6%):
Publicis Groupe SA	326,989	16,250

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.4%):
Faurecia SE (a)	392,429	$20,104
La Francaise des Jeux SAEM (d)	182,014	8,342
SEB SA	49,248	8,954
		37,400
Financials (0.4%):
SCOR SE (a)	321,624	10,431
Health Care (0.4%):
Korian SA (a)	273,931	10,485
Industrials (2.1%):
Alstom SA (a)	171,008	9,739
Eiffage SA	214,307	20,713
Elis SA (a)	625,433	10,360
Nexans SA	224,550	16,246
		57,058
Information Technology (1.4%):
Atos SE (a)	126,157	11,519
SOITEC (a)	73,660	14,282
Sopra Steria Group	66,275	10,682
		36,483
Materials (0.4%):
Arkema SA	94,147	10,771
Real Estate (0.9%):
Gecina SA	89,194	13,868
Klepierre SA	395,571	8,920
		22,788
Utilities (0.4%):
Rubis SCA	247,462	11,438
		213,104
Germany (8.2%):
Communication Services (1.2%):
Freenet AG	549,138	11,547
ProSiebenSat.1 Media SE (a)	685,575	11,541
United Internet AG, Registered Shares	209,193	8,805
		31,893
Consumer Discretionary (0.4%):
HelloFresh SE (a) (b)	142,024	10,984
Financials (0.8%):
Deutsche Pfandbriefbank AG (a) (d)	810,832	8,819
DWS Group GmbH & Co. KGaA (d)	268,791	11,380
		20,199

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (1.0%):
Carl Zeiss Meditec AG (b)	86,342	$11,449
Gerresheimer AG	131,607	14,191
		25,640
Industrials (1.5%):
Brenntag AG	171,909	13,366
KION Group AG	116,872	10,134
Rheinmetall AG	162,475	17,201
		40,701
Information Technology (0.7%):
Bechtle AG	83,328	18,296
Materials (0.7%):
Aurubis AG	127,653	9,961
Covestro AG (d)	155,947	9,607
		19,568
Real Estate (1.3%):
alstria office REIT-AG (b)	797,346	14,505
TAG Immobilien AG	627,975	20,037
		34,542
Utilities (0.6%):
Encavis AG (b)	653,960	17,063
		218,886
Hong Kong (0.5%):
Health Care (0.3%):
The United Laboratories International Holdings Ltd.	10,634,000	7,537
Utilities (0.2%):
Towngas China Co. Ltd.	12,900,000	5,820
		13,357
Ireland (1.3%):
Consumer Discretionary (0.3%):
Dalata Hotel Group PLC (a)	1,939,720	8,950
Financials (0.4%):
Bank of Ireland Group PLC (a)	2,450,699	9,892
Health Care (0.6%):
UDG Healthcare PLC	1,580,093	16,863
		35,705
Isle of Man (0.4%):
Consumer Discretionary (0.4%):
Entain PLC (a)	625,469	9,700
Israel (0.5%):
Health Care (0.5%):
Inmode Ltd. (a)	280,189	13,303

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Italy (2.6%):
Financials (0.3%):
Banca Mediolanum SpA	965,792	$8,389
Health Care (0.4%):
Amplifon SpA (a) (b)	252,515	10,495
Industrials (0.4%):
Interpump Group SpA	218,367	10,809
Information Technology (0.5%):
Reply SpA	119,220	13,956
Materials (0.5%):
Buzzi Unicem SpA	530,507	12,663
Utilities (0.5%):
ACEA SpA	617,766	12,978
		69,290
Japan (20.9%):
Communication Services (1.1%):
Capcom Co. Ltd.	268,300	17,403
Internet Initiative Japan, Inc.	602,000	11,863
		29,266
Consumer Discretionary (3.7%):
ASKUL Corp.	271,600	10,136
Komeri Co. Ltd.	309,500	8,752
Paltac Corp.	186,100	10,131
Resorttrust, Inc.	547,300	7,832
Starts Corp., Inc.	303,200	8,436
Sumitomo Forestry Co. Ltd.	549,600	11,500
Sushiro Global Holdings Ltd.	518,700	19,901
Tokyotokeiba Co. Ltd.	179,500	8,149
Toyo Tire Corp.	893,700	13,602
		98,439
Consumer Staples (1.3%):
Morinaga Milk Industry Co. Ltd.	139,300	6,865
Nichirei Corp.	304,400	8,555
Valor Holdings Co. Ltd.	427,700	10,968
Yaoko Co. Ltd.	129,500	9,020
		35,408
Financials (1.1%):
North Pacific Bank Ltd.	3,286,000	6,953
The Shiga Bank Ltd.	387,200	7,930
Zenkoku Hosho Co. Ltd.	301,800	13,827
		28,710
Health Care (2.2%):
Eiken Chemical Co. Ltd.	577,500	11,514
Japan Lifeline Co. Ltd.	443,300	6,997
Miraca Holdings, Inc.	332,300	8,956

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nikkiso Co. Ltd.	722,700	$7,042
Sawai Pharmaceutical Co. Ltd.	239,600	10,876
Ship Healthcare Holdings, Inc.	232,400	12,946
		58,331
Industrials (4.8%):
BayCurrent Consulting, Inc.	96,700	16,972
Bell System24 Holdings, Inc.	437,500	6,868
Daihen Corp.	217,100	10,576
Fuji Corp.	634,300	16,722
FULLCAST Holdings Co. Ltd.	423,200	6,594
Kanamoto Co. Ltd.	333,900	7,180
Kintetsu World Express, Inc.	508,100	12,069
Kumagai Gumi Co. Ltd.	353,900	8,925
Penta-Ocean Construction Co. Ltd.	1,767,200	15,215
Sankyu, Inc.	193,700	7,326
Sanwa Holdings Corp.	875,200	10,222
Takeuchi Manufacturing Co. Ltd.	382,600	9,036
		127,705
Information Technology (3.4%):
Anritsu Corp. (b)	640,900	14,309
Fuji Soft, Inc. (b)	170,100	8,511
NEC Networks & System Integration Corp.	396,700	6,860
Net One Systems Co. Ltd.	336,000	11,858
Nippon Electric Glass Co. Ltd.	418,000	9,158
Shinko Electric Industries Co. Ltd.	803,500	18,396
Taiyo Yuden Co. Ltd.	302,500	14,205
Tokyo Seimitsu Co. Ltd.	183,700	8,644
		91,941
Materials (1.7%):
Denka Co. Ltd.	387,600	15,158
Fuso Chemical Co. Ltd.	210,600	7,595
Kaneka Corp.	234,300	8,210
Rengo Co. Ltd.	1,670,900	14,007
		44,970
Real Estate (1.6%):
Invincible Investment Corp.	18,345	5,907
Kenedix Office Investment Corp.	1,440	9,778
Nippon Accommodations Fund, Inc.	2,048	11,514
Open House Co. Ltd.	429,200	15,792
		42,991
		557,761
Korea, Republic Of (5.9%):
Communication Services (0.7%):
Echo Marketing, Inc.	316,169	8,752
Neowiz (a)	514,514	10,656
		19,408

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.5%):
Coway Co. Ltd. (a)	102,989	$6,903
GS Home Shopping, Inc.	43,139	5,533
		12,436
Consumer Staples (0.8%):
Hite Jinro Co. Ltd. (a)	471,523	13,847
Maeil Dairies Co. Ltd.	114,929	7,402
		21,249
Health Care (1.5%):
Chong Kun Dang Pharmaceutical Corp. (a)	80,665	16,837
Osstem Implant Co. Ltd. (a)	264,608	12,443
Seegene, Inc.	63,606	11,321
		40,601
Industrials (0.3%):
Samsung Engineering Co. Ltd. (a)	575,023	7,031
Information Technology (1.2%):
Douzone Bizon Co. Ltd.	153,238	14,683
Partron Co. Ltd.	964,109	9,967
SFA Engineering Corp. (a)	253,269	9,013
		33,663
Materials (0.9%):
Soulbrain Co. Ltd. (a)	94,097	23,642
		158,030
Luxembourg (0.7%):
Consumer Discretionary (0.7%):
B&M European Value Retail SA	2,513,890	17,695
Malta (0.4%):
Consumer Discretionary (0.4%):
Kindred Group PLC	1,006,763	9,855
Monaco (0.4%):
Materials (0.4%):
Endeavour Mining Corp. (a) (b)	472,154	10,989
Netherlands (4.5%):
Energy (0.4%):
SBM Offshore NV	579,067	10,938
Financials (1.2%):
ASR Nederland NV	328,044	13,124
Euronext NV (d)	168,394	18,546
		31,670
Health Care (0.4%):
Argenx SE (a)	38,724	11,410

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (1.3%):
AerCap Holdings NV (a)	183,354	$8,358
Intertrust NV (a) (d)	440,007	7,462
Signify NV (a) (d)	417,073	17,509
		33,329
Information Technology (1.2%):
ASM International NV	147,867	32,263
		119,610
Norway (0.3%):
Financials (0.3%):
Sparebanken Vest	875,512	7,404
Singapore (0.8%):
Information Technology (0.3%):
AEM Holdings Ltd. (b)	3,362,300	8,790
Real Estate (0.5%):
Frasers Logistics & Commercial Trust	12,753,600	13,636
		22,426
Spain (1.9%):
Consumer Staples (0.4%):
Viscofan SA (b)	125,753	8,901
Financials (0.4%):
Bankinter SA	2,005,557	10,877
Industrials (0.7%):
Applus Services SA (a)	985,538	10,935
Cia de Distribucion Integral Logista Holdings SA	414,507	8,054
		18,989
Real Estate (0.4%):
Merlin Properties Socimi SA	1,196,571	11,408
		50,175
Sweden (3.3%):
Communication Services (1.0%):
Nordic Entertainment Group AB, Class B (a)	202,723	11,348
Stillfront Group AB (a)	1,166,354	14,162
		25,510
Consumer Discretionary (0.4%):
Dometic Group AB (d)	897,851	11,912
Health Care (1.0%):
Getinge AB, Class B	530,433	12,419
Recipharm AB, Class B (a) (b)	579,654	15,479
		27,898
Industrials (0.3%):
Peab AB, Class B (a)	787,758	8,585

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.6%):
Wihlborgs Fastigheter AB	658,727	$14,896
		88,801
Switzerland (7.5%):
Consumer Discretionary (0.3%):
Forbo Holding AG, Registered Shares	5,068	8,727
Consumer Staples (0.4%):
Coca-Cola HBC AG	351,556	11,383
Financials (2.3%):
Cembra Money Bank AG	52,692	6,384
Helvetia Holding AG, Registered Shares	48,496	5,124
Julius Baer Group Ltd.	302,543	17,436
Swiss Life Holding AG	40,611	18,950
Vontobel Holding AG, Class R	180,696	14,370
		62,264
Health Care (0.5%):
Tecan Group AG, Class R	27,099	13,296
Industrials (2.1%):
Adecco Group AG	243,253	16,207
Bucher Industries AG, Registered Shares	29,321	13,453
Sulzer AG, Registered Shares	127,287	13,466
Wizz Air Holdings PLC (a) (d)	221,914	13,853
		56,979
Information Technology (1.2%):
Logitech International SA, Class R	316,104	30,703
Real Estate (0.7%):
PSP Swiss Property AG, Registered Shares	132,959	17,719
		201,071
United Kingdom (11.9%):
Communication Services (0.5%):
Future PLC	626,232	14,842
Consumer Discretionary (2.1%):
Gamesys Group PLC	657,585	10,235
Marks & Spencer Group PLC (a)	4,965,517	9,209
Pets at Home Group PLC	1,787,318	10,167
Redrow PLC	1,831,162	14,282
Vistry Group PLC (a)	899,698	11,561
		55,454
Consumer Staples (1.1%):
Cranswick PLC	185,268	8,902
Stock Spirits Group PLC	2,518,262	9,234
Tate & Lyle PLC	1,214,204	11,186
		29,322

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (0.6%):
Cairn Energy PLC (a)	5,484,988	$15,725
Financials (1.2%):
IG Group Holdings PLC	822,134	9,657
Intermediate Capital Group PLC	457,919	10,773
OSB Group PLC (a)	2,160,961	12,516
		32,946
Health Care (0.4%):
Hikma Pharmaceuticals PLC	301,379	10,357
Industrials (1.7%):
IMI PLC	885,335	14,106
Serco Group PLC	5,558,827	9,126
Travis Perkins PLC	669,329	12,321
Ultra Electronics Holdings PLC	336,027	9,456
		45,009
Information Technology (2.2%):
Avast PLC (d)	1,320,815	9,697
Computacenter PLC	565,457	18,933
Electrocomponents PLC	872,950	10,378
Micro Focus International PLC (a)	1,374,861	7,909
Spirent Communications PLC	2,958,033	10,693
		57,610
Materials (0.3%):
Synthomer PLC	1,349,734	8,280
Real Estate (1.4%):
LondonMetric Property PLC	3,890,459	12,198
Safestore Holdings PLC	1,419,561	15,170
The Unite Group PLC (a)	748,897	10,696
		38,064
Utilities (0.4%):
Atlantica Sustainable Infrastructure PLC	268,369	10,193
		317,802
United States (0.4%):
Industrials (0.4%):
Reliance Worldwide Corp. Ltd.	3,435,555	10,755
Total Common Stocks (Cost $1,982,950)		2,604,179
Exchange-Traded Funds (1.2%)
United States (1.2%):
Vanguard FTSE Developed Markets ETF (b)	698,912	32,996
Total Exchange-Traded Funds (Cost $31,626)		32,996

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (2.9%)
United States (2.9%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (e)	1,347,533	$1,348
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	46,295,647	46,296
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (e)	672,486	672
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (e)	5,362,191	5,362
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (e)	24,109,457	24,109
Total Collateral for Securities Loaned (Cost $77,787)		77,787
Total Investments (Cost $2,092,363) — 101.7%		2,714,962
Liabilities in excess of other assets — (1.7)%		(46,526)
NET ASSETS — 100.00%		$2,668,436

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rounds to less than $1 thousand.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $128,580 (thousands) and amounted to 4.8% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2020.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (1.5%)
Ameriquest Mortgage Securities, Series 2004-R12, Class M1, 1.00% (LIBOR01M+86bps), 1/25/35, Callable 1/25/21 @ 100 (a)	$99	$99
Home Equity Asset Trust, Series 2005-2, Class M5, 1.24% (LIBOR01M+110bps), 7/25/35, Callable 1/25/21 @ 100 (a)	553	553
Park Place Securities, Inc., Series 2004-WCW2, Class M2, 1.12% (LIBOR01M+98bps), 10/25/34, Callable 1/25/21 @ 100 (a)	47	48
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 8/15/23 @ 100 (b)	80	81
Synchrony Credit Card Master Note Trust, Series 2018-1, Class A, 2.97%, 3/15/24	295	296
Total Asset-Backed Securities (Cost $1,055)		1,077
Collateralized Mortgage Obligations (1.2%)
Bank, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	290	311
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53	257	282
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 12/15/22 @ 100	270	269
Total Collateralized Mortgage Obligations (Cost $838)		862
Preferred Stocks (1.9%)
Financials (0.7%):
AMG Capital Trust II, 5.15%, 10/15/37	585	28
Bank of America Corp., Series L, 7.25% (c)	100	151
KKR & Co., Inc., Series C, 6.00%, 9/15/23 (d)	2,010	122
Wells Fargo & Co., Series L, 7.50% (c)	115	174
		475
Health Care (0.2%):
Danaher Corp., Series B, 5.00%, 4/15/23 (e)	98	128
Industrials (0.2%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22	1,455	163
Utilities (0.8%):
American Electric Power Co., Inc., 6.13%, 8/15/23	530	27
Dominion Energy, Inc., Series A, 7.25%, 6/1/22	1,570	157
DTE Energy Co., 6.25%, 11/1/22	2,094	101
NextEra Energy, Inc., 5.28%, 3/1/23	2,740	139
The Southern Co., Series 2019, 6.75%, 8/1/22	2,442	127
		551
Total Preferred Stocks (Cost $1,280)		1,317
Corporate Bonds (53.8%)
Communication Services (2.4%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	184	175

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
AT&T, Inc. 4.25%, 3/1/27, Callable 12/1/26 @ 100 (b)	$129	$151
1.65%, 2/1/28, Callable 12/1/27 @ 100	117	120
5.15%, 11/15/46, Callable 5/15/46 @ 100 (b)	312	402
CenturyLink, Inc., 6.75%, 12/1/23	115	128
Comcast Corp. 3.45%, 2/1/50, Callable 8/1/49 @ 100	150	177
2.80%, 1/15/51, Callable 7/15/50 @ 100	128	133
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (f)	143	152
Verizon Communications, Inc. 5.15%, 9/15/23 (b) (e)	142	160
3.38%, 2/15/25 (b)	116	129
		1,727
Consumer Discretionary (5.7%):
Booking Holdings, Inc. 0.90%, 9/15/21	30	35
0.75%, 5/1/25 (e) (f)	100	146
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	670	715
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	110	119
Expedia Group, Inc., 3.60%, 12/15/23, Callable 11/15/23 @ 100 (f)	201	214
General Motors Co., 4.88%, 10/2/23 (b)	229	254
Hasbro, Inc., 2.60%, 11/19/22	300	311
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	110	121
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	130	137
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	112	122
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	212	250
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	326	349
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	198	257
NVR, Inc. 3.95%, 9/15/22, Callable 6/15/22 @ 100 (b)	268	282
3.00%, 5/15/30, Callable 11/15/29 @ 100	267	291
Ross Stores, Inc. 3.38%, 9/15/24, Callable 6/15/24 @ 100	160	172
0.88%, 4/15/26, Callable 3/15/26 @ 100	186	186
		3,961
Consumer Staples (3.2%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (b)	202	235
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	167	206
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (b)	70	72
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	105	138
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	363	376
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (b)	340	369
Molson Coors Beverage Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	95	109
Reynolds American, Inc., 6.15%, 9/15/43 (b)	175	228
The Coca-Cola Co., 2.95%, 3/25/25	263	290
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	135	193
		2,216

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Energy (3.8%):
Chevron USA, Inc., 1.02%, 8/12/27, Callable 6/12/27 @ 100	$320	$321
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (b)	234	241
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100	135	183
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (b)	248	260
HollyFrontier Corp., 2.63%, 10/1/23	265	271
Phillips 66 Partners LP, 4.90%, 10/1/46, Callable 4/1/46 @ 100	229	257
Pioneer Natural Resources Co. 0.25%, 5/15/25 (e) (f)	110	146
1.90%, 8/15/30, Callable 5/15/30 @ 100	251	249
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (b)	245	253
Valero Energy Corp. 4.00%, 4/1/29, Callable 1/1/29 @ 100 (b)	102	115
10.50%, 3/15/39	195	338
		2,634
Financials (14.0%):
Aflac, Inc. 2.88%, 10/15/26, Callable 7/15/26 @ 100	335	371
4.75%, 1/15/49, Callable 7/15/48 @ 100	35	49
Alleghany Corp. 3.63%, 5/15/30, Callable 2/15/30 @ 100	130	147
4.90%, 9/15/44, Callable 3/15/44 @ 100	204	263
Ares Capital Corp., 4.63%, 3/1/24	160	169
Bank of America Corp. 2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	515	523
4.20%, 8/26/24, MTN (b)	160	179
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	205	230
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (b)	224	246
Cincinnati Financial Corp., 6.13%, 11/1/34	230	321
Citigroup, Inc. 2.75%, 4/25/22, Callable 3/25/22 @ 100	363	374
3.88%, 3/26/25	108	121
4.60%, 3/9/26 (b)	232	272
4.45%, 9/29/27 (b)	108	128
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (a)	94	113
Fifth Third Bancorp 1.63%, 5/5/23, Callable 4/5/23 @ 100	130	134
3.65%, 1/25/24, Callable 12/25/23 @ 100 (b)	584	636
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	290	305
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	110	118
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	250	254
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100	425	472
5.60%, 7/15/41	87	131
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (f)	120	129
Morgan Stanley 4.88%, 11/1/22 (b)	303	327
3.13%, 7/27/26, MTN	545	609
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	105	113

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	$373	$420
The Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100	275	303
Truist Financial Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	480	494
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	195	220
Wells Fargo & Co. 3.45%, 2/13/23	585	620
4.30%, 7/22/27, MTN	410	481
4.90%, 11/17/45 (b)	155	206
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	250	263
		9,741
Health Care (6.2%):
AbbVie, Inc. 3.75%, 11/14/23, Callable 10/14/23 @ 100	317	346
3.20%, 11/21/29, Callable 8/21/29 @ 100	285	321
4.45%, 5/14/46, Callable 11/14/45 @ 100	142	181
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	250	316
Anthem, Inc. 2.38%, 1/15/25, Callable 12/15/24 @ 100	148	158
2.75%, 10/15/42	35	157
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100	109	124
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100	455	529
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	168	179
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (b)	660	678
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	193	224
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (f)	260	265
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (b)	135	141
Illumina, Inc. 0.50%, 6/15/21	65	95
0.00%, 8/15/23 (i)	55	62
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	135	140
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	146	141
Teladoc Health, Inc., 1.25%, 6/1/27 (f)	55	66
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (f)	102	106
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (f)	95	101
		4,330
Industrials (5.1%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	241	244
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	150	161
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	195	224
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (b)	275	281
Fortive Corp., 0.88%, 2/15/22	160	165
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	420	471
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100	82	90
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	140	152
PACCAR Financial Corp., 0.80%, 6/8/23, MTN	226	228
Rockwell Automation, Inc. 3.50%, 3/1/29, Callable 12/1/28 @ 100	165	192
6.25%, 12/1/37	155	226
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (b)	379	417

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (f)	$130	$135
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	115	148
Southwest Airlines Co., 1.25%, 5/1/25	95	138
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (b)	279	327
		3,599
Information Technology (6.4%):
Akamai Technologies, Inc., 0.13%, 5/1/25	80	99
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	117	167
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (b)	160	164
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (b)	132	143
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	315	384
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	342	384
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100	120	136
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100	228	253
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (b)	166	199
Micron Technology, Inc. 4.19%, 2/15/27, Callable 12/15/26 @ 100	124	145
5.33%, 2/6/29, Callable 11/6/28 @ 100	300	376
3.13%, 5/1/32, Callable 5/4/21 @ 100 (g)	18	135
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (f)	87	93
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	150	157
Novellus Systems, Inc., 2.63%, 5/15/41	3	44
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	165	167
PayPal Holdings, Inc., 1.65%, 6/1/25, Callable 5/1/25 @ 100	415	434
ServiceNow, Inc. 0.00%, 6/1/22 (i)	5	20
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	160	214
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100 (e)	287	273
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	360	374
Western Digital Corp., 1.50%, 2/1/24	140	139
		4,500
Materials (1.5%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (b)	210	225
Domtar Corp., 6.75%, 2/15/44, Callable 8/15/43 @ 100	172	217
Nucor Corp., 2.00%, 6/1/25, Callable 5/1/25 @ 100	160	169
Southern Copper Corp., 5.25%, 11/8/42 (b)	95	127
Steel Dynamics, Inc. 2.40%, 6/15/25, Callable 5/15/25 @ 100	50	53
1.65%, 10/15/27, Callable 8/15/27 @ 100	102	105
3.25%, 10/15/50, Callable 4/15/50 @ 100	191	199
		1,095
Real Estate (2.7%):
Duke Realty LP, 3.05%, 3/1/50, Callable 9/1/49 @ 100	159	173
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	630	656
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (f)	108	117
Physicians Realty LP, 3.95%, 1/15/28, Callable 10/15/27 @ 100	138	148
Piedmont Operating Partnership LP, 3.15%, 8/15/30, Callable 5/15/30 @ 100	134	136
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	339	348

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	$145	$162
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	184	187
		1,927
Utilities (2.8%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	225	227
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	250	275
CenterPoint Energy, Inc., 4.57%, 9/15/29	1	65
Consolidated Edison, Inc., 6.30%, 8/15/37 (e)	250	363
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (b)	310	324
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	254
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (b)	159	196
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (f)	287	316
		2,020
Total Corporate Bonds (Cost $35,108)		37,750
Residential Mortgage-Backed Securities (0.2%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.47% (LIBOR01M+132bps), 10/25/32, Callable 1/25/21 @ 100 (a)	96	96
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 12/25/22 @ 100 (b) (f) (h)	51	52
Total Residential Mortgage-Backed Securities (Cost $147)		148
Yankee Dollars (9.0%)
Communication Services (0.9%):
Vodafone Group PLC 3.75%, 1/16/24	321	351
5.25%, 5/30/48	193	268
		619
Consumer Discretionary (0.8%):
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	460	504
Consumer Staples (3.0%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (f)	638	700
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b) (f)	670	702
Suntory Holdings Ltd. 2.55%, 6/28/22, Callable 5/28/22 @ 100 (b) (f)	574	591
2.25%, 10/16/24, Callable 9/16/24 @ 100 (f)	200	208
		2,201
Energy (0.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	140	146
Ecopetrol SA, 5.88%, 9/18/23 (b)	325	363
Statoil ASA, 3.95%, 5/15/43	100	122
		631

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Financials (2.1%):
Barclays Bank PLC 0.00%, 2/4/25 (b) (i)	$75	$94
0.00%, 2/18/25 (i)	65	72
Enel Finance International NV, 2.88%, 5/25/22 (b) (f)	415	428
Newcrest Finance Pty Ltd. 5.75%, 11/15/41 (f)	155	217
4.20%, 5/13/50, Callable 11/13/49 @ 100 (f)	110	135
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (f)	300	329
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	195	212
		1,487
Industrials (0.4%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	150	179
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	85	100
		279
Materials (0.5%):
Rio Tinto Finance USA Ltd. 3.75%, 6/15/25, Callable 3/15/25 @ 100	190	215
5.20%, 11/2/40	75	109
		324
Utilities (0.4%):
Iberdrola International BV 6.75%, 9/15/33	50	68
6.75%, 7/15/36	152	231
		299
Total Yankee Dollars (Cost $5,949)		6,344
U.S. Government Mortgage-Backed Agencies (26.4%)
Federal Home Loan Mortgage Corp. 9.00%, 4/1/25 (b)	13	15
7.50%, 8/1/29 (b)	9	10
Series 4395, Class PA, 2.50%, 4/15/37 – 7/1/50 (b)	608	642
5.00%, 7/1/39 (b)	564	642
Series 4320, Class AP, 3.50%, 7/15/39 – 10/15/40 (b)	543	567
Series 4444, Class CH, 3.00%, 1/15/41 – 10/1/46 (b)	1,019	1,062
Series 4049, Class AB, 2.75%, 12/15/41 (b)	94	96
Series 4494, Class JA, 3.75%, 5/15/42 (b)	489	508
4.50%, 7/1/44 – 12/1/45 (b)	1,019	1,141
		4,683
Federal National Mortgage Association 3.50%, 2/1/32 – 12/25/50	3,462	3,675
6.00%, 2/1/37 (b)	107	125
Series 2011-21, Class PA, 4.50%, 5/25/40 – 5/1/50 (b)	570	610
3.00%, 6/1/40 – 5/1/48	4,872	5,193
2.50%, 7/1/40 – 12/25/47	1,166	1,231
Series 2013-81, Class KA, 2.75%, 9/25/42 (b)	291	302

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Series 2015-61, Class PV, 3.50%, 5/25/44 (b) (h)	$750	$831
4.00%, 3/1/47 – 6/1/49	1,444	1,584
		13,551
Government National Mortgage Association 3.00%, 8/20/50	355	372
Total U.S. Government Mortgage-Backed Agencies (Cost $17,896)		18,606
U.S. Treasury Obligations (2.8%)
U.S. Treasury Bonds, 1.25%, 5/15/50	1,150	1,044
U.S. Treasury Notes 2.00%, 8/15/25 (b)	783	843
0.25%, 8/31/25	102	102
Total U.S. Treasury Obligations (Cost $2,034)		1,989
Collateral for Securities Loaned^ (0.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (j)	10,620	11
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (j)	364,842	365
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (j)	5,300	5
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (j)	42,258	42
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (j)	189,999	190
Total Collateral for Securities Loaned (Cost $613)		613
Total Investments (Cost $64,920) — 97.7%		68,706
Other assets in excess of liabilities — 2.3%		1,651
NET ASSETS — 100.00%		$70,357

^  Purchased with cash collateral from securities on loan.

(a)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2020.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(d)  Non-income producing security.

(e)  All or a portion of this security is on loan.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $5,348 (thousands) and amounted to 7.6% of net assets.

(g)  Continuously callable with 30 days' notice.

(h)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2020.

(i)  Zero coupon bond.

(j)  Rate disclosed is the daily yield on December 31, 2020.

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures	31	3/31/21	$3,903,599	$3,911,085	$7,486
Ultra Long Term U.S. Treasury Bond Futures	7	3/22/21	1,512,125	1,494,938	(17,187)
					$(9,701)

Futures Contracts Sold
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	4	3/22/21	$552,736	$552,312	$424
	Total unrealized appreciation				$7,910
	Total unrealized depreciation				(17,187)
	Total net unrealized appreciation (depreciation)				$(9,277)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2020 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
ASSETS:
Investments, at value (Cost $71,741, $163,858 and $1,480,188)	$81,044	(a)	$204,008	(b)	$1,928,058	(c)
Cash and cash equivalents	536		1,817		9,098
Receivables:
Interest and dividends	64		282		2,677
Capital shares issued	159		120		1,289
Investments sold	483		—		10,860
From Adviser	5		101		1
Prepaid expenses	55		33		144
Total Assets	82,346		206,361		1,952,127
LIABILITIES:
Payables:
Collateral received on loaned securities	6,578		3,558		99,310
Investments purchased	242		254		4,775
Capital shares redeemed	120		184		5,628
Accrued expenses and other payables:
Investment advisory fees	63		126		1,331
Administration fees	4		11		95
Custodian fees	1		—	(d)	14
Transfer agent fees	41		10		274
Compliance fees	—	(d)	—	(d)	1
Trustees' fees	28		—	(d)	33
12b-1 fees	6		1		15
Other accrued expenses	14		20		146
Total Liabilities	7,097		4,164		111,622
NET ASSETS:
Capital	75,405		185,505		1,558,772
Total accumulated earnings/(loss)	(156)		16,692		281,733
Net Assets	$75,249		$202,197		$1,840,505
Net Assets
Class A Shares	$37,959		$10,778		$100,122
Class C Shares	2,133		65		6,280
Class R Shares	2,556		—		5,980
Class R6 Shares	—		178,669		1,134,665
Class Y Shares	32,469		12,593		593,458
Member Class	132		92		—
Total	$75,249		$202,197		$1,840,505
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,124		548		2,900
Class C Shares	93		3		214
Class R Shares	81		—		180
Class R6 Shares	—		8,991		31,578
Class Y Shares	866		635		16,611
Member Class	4		5		—
Total	2,168		10,182		51,483
See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2020 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)  (continued)

	Victory Integrity Discovery Fund	Victory Integrity Mid-Cap Value Fund	Victory Integrity Small-Cap Value Fund
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$33.77	$19.68	$34.52
Class C Shares (f)	22.85	19.83	29.34
Class R Shares	31.49	—	33.28
Class R6 Shares	—	19.87	35.93
Class Y Shares	37.49	19.85	35.73
Member Class	33.78	19.97	—
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$35.83	$20.88	$36.63

(a)  Includes $6,447 of securities on loan.

(b)  Includes $3,449 of securities on loan.

(c)  Includes $96,126 of securities on loan.

(d)  Rounds to less than $1 thousand.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2020 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Victory Integrity Small/Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
ASSETS:
Investments, at value (Cost $123,642, $280,180 and $49,929)	$153,912	(a)	$400,986	(b)	$243,153	(c)
Cash and cash equivalents	1,277		1,190		1,049
Deposit with brokers for futures contracts	—		—		447
Receivables:
Interest and dividends	172		252		180
Capital shares issued	151		3		19
Investments sold	297		—		—
Variation margin on open futures contracts	—		—		10
From Adviser	35		1		—
Prepaid expenses	32		39		47
Total Assets	155,876		402,471		244,905
LIABILITIES:
Payables:
Collateral received on loaned securities	5,297		4,324		727
Investments purchased	318		—		—
Capital shares redeemed	137		153		4
Accrued expenses and other payables:
Investment advisory fees	100		251		41
Administration fees	8		21		13
Custodian fees	1		3		2
Transfer agent fees	—	(d)	122		30
Compliance fees	—	(d)	—	(d)	—	(d)
Trustees' fees	—	(d)	155		30
12b-1 fees	—	(d)	41		15
Other accrued expenses	26		52		19
Total Liabilities	5,887		5,122		881
NET ASSETS:
Capital	131,407		262,375		45,459
Total accumulated earnings/(loss)	18,582		134,974		198,565
Net Assets	$149,989		$397,349		$244,024
Net Assets
Class A Shares	$4,220		$356,408		$176,182
Class C Shares	—		5,060		—
Class R Shares	—		—		15,538
Class R6 Shares	104,851		—		—
Class Y Shares	40,659		35,881		52,304
Member Class	259		—		—
Total	$149,989		$397,349		$244,024
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	231		7,697		7,801
Class C Shares	—		143		—
Class R Shares	—		—		690
Class R6 Shares	5,661		—		—
Class Y Shares	2,202		706		2,296
Member Class	14		—		—
Total	8,108		8,546		10,787

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2020 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)  (continued)

	Victory Integrity Small/Mid-Cap Value Fund	Victory Munder Multi-Cap Fund	Victory S&P 500 Index Fund
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$18.29	$46.31	$22.58
Class C Shares (f)	—	35.38	—
Class R Shares	—	—	22.50
Class R6 Shares	18.52	—	—
Class Y Shares	18.46	50.81	22.78
Member Class	18.43	—	—
Maximum Sales Charge — Class A Shares	5.75%	5.75%	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$19.41	$49.14	$23.10

(a)  Includes $5,084 of securities on loan.

(b)  Includes $4,157 of securities on loan.

(c)  Includes $713 of securities on loan.

(d)  Rounds to less than $1 thousand.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2020 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent Emerging Markets Small-Cap Fund
ASSETS:
Investments, at value (Cost $394,529, $11,051 and $8,631)	$607,056	(a)	$16,435	(b)	$11,067	(c)
Cash and cash equivalents	1,250		309		76
Receivables:
Interest and dividends	315		4		23
Capital shares issued	344		—		10
From Adviser	2		2		13
Prepaid expenses	54		1		6
Total Assets	609,021		16,751		11,195
LIABILITIES:
Payables:
Collateral received on loaned securities	22,349		1,906		423
Capital shares redeemed	1,623		—		—	(d)
Accrued foreign capital gains taxes	—		—		17
Accrued expenses and other payables:
Investment advisory fees	366		10		10
Administration fees	28		1		1
Custodian fees	6		—	(d)	4
Transfer agent fees	196		—	(d)	3
Compliance fees	1		—	(d)	—	(d)
Trustees' fees	36		—	(d)	—	(d)
12b-1 fees	31		—	(d)	—	(d)
Other accrued expenses	78		8		17
Total Liabilities	24,714		1,925		475
NET ASSETS:
Capital	364,082		9,333		8,852
Total accumulated earnings/(loss)	220,225		5,493		1,868
Net Assets	$584,307		$14,826		$10,720
Net Assets
Class A Shares	$207,347		$483		$1,123
Class C Shares	12,936		—		—
Class I Shares	—		14,224		—
Class R Shares	14,362		—		—
Class R6 Shares	98,699		—		—
Class Y Shares	250,963		119		9,597
Total	$584,307		$14,826		$10,720
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	15,456		27		75
Class C Shares	2,820		—		—
Class I Shares	—		790		—
Class R Shares	1,292		—		—
Class R6 Shares	5,685		—		—
Class Y Shares	15,198		7		644
Total	40,451		824		719

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2020 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)  (continued)

	Victory Munder Mid-Cap Core Growth Fund	Victory Munder Small Cap Growth Fund	Victory Trivalent Emerging Markets Small-Cap Fund
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$13.42	$17.71	$14.89
Class C Shares (f)	4.59	—	—
Class I Shares	—	18.01	—
Class R Shares	11.11	—	—
Class R6 Shares	17.36	—	—
Class Y Shares	16.51	17.81	14.91
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$14.24	$18.79	$15.80

(a)  Includes $21,580 of securities on loan.

(b)  Includes $1,851 of securities on loan.

(c)  Includes $404 of securities on loan.

(d)  Rounds to less than $1 thousand.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2020 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
ASSETS:
Investments, at value (Cost $176,109, $2,092,363 and $64,920)	$203,687	(a)	$2,714,962	(b)	$68,706	(c)
Foreign currency, at value (Cost $—(d), $616 and $—)	—	(d)	629		—
Cash and cash equivalents	2,046		30,090		1,135
Deposit with brokers for swap agreements	—		—		602
Deposit with brokers for futures contracts	—		—		356
Receivables:
Interest and dividends	229		3,412		434
Capital shares issued	1,222		2,608		—
Investments sold	164		393		—
Variation margin on open futures contracts	—		—		7
Reclaims	129		2,703		—
From Adviser	147		665		11
Prepaid expenses	63		139		40
Total Assets	207,687		2,755,601		71,291
LIABILITIES:
Payables:
Collateral received on loaned securities	4,584		77,787		613
Investments purchased	652		5,041		222
Capital shares redeemed	1		1,600		—	(d)
Variation margin on open futures contracts	—		—		—	(d)
Accrued foreign capital gains taxes	141		—		—
Accrued expenses and other payables:
Investment advisory fees	133		1,999		24
Administration fees	10		134		4
Custodian fees	4		45		1
Transfer agent fees	3		398		7
Compliance fees	—	(d)	2		—	(d)
Trustees' fees	43		23		49
12b-1 fees	1		10		1
Other accrued expenses	14		126		13
Total Liabilities	5,586		87,165		934
NET ASSETS:
Capital	182,050		2,022,246		70,815
Total accumulated earnings/(loss)	20,051		646,190		(458)
Net Assets	$202,101		$2,668,436		$70,357
Net Assets
Class A Shares	$5,123		$78,214		$10,798
Class C Shares	121		4,721		670
Class I Shares	3,082		1,627,012		—
Class R6 Shares	186,092		107,801		25,939
Class Y Shares	7,683		850,688		32,950
Total	$202,101		$2,668,436		$70,357

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2020 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)  (continued)

	Victory Trivalent International Fund-Core Equity	Victory Trivalent International Small-Cap Fund	Victory INCORE Total Return Bond Fund
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	$669	$4,824	$1,074
Class C Shares	16	300	66
Class I Shares	401	99,753	—
Class R6 Shares	24,059	6,578	2,575
Class Y Shares	1,006	52,378	3,272
Total	26,151	163,833	6,987
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$7.65	$16.21	$10.05
Class C Shares (f)	7.67	15.74	10.12
Class I Shares	7.69	16.31	—
Class R6 Shares	7.73	16.39	10.07
Class Y Shares	7.64	16.24	10.07
Maximum Sales Charge — Class A Shares	5.75%	5.75%	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$8.12	$17.20	$10.28

(a)  Includes $4,195 of securities on loan.

(b)  Includes $73,940 of securities on loan.

(c)  Includes $596 of securities on loan.

(d)  Rounds to less than $1 thousand.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2020 (Unaudited)

(Amounts in Thousands)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
Investment Income:
Dividends	$696		$3,663		$14,824
Interest	—	(a)	—	(a)	3
Securities lending (net of fees)	7		3		115
Total Income	703		3,666		14,942
Expenses:
Investment advisory fees	318		688		6,989
Administration fees	19		55		492
Sub-Administration fees	8		8		8
12b-1 fees — Class A Shares	41		12		107
12b-1 fees — Class C Shares	10		—	(a)	29
12b-1 fees — Class R Shares	5		—		14
Custodian fees	2		6		36
Transfer agent fees — Class A Shares	32		7		109
Transfer agent fees — Class C Shares	2		—	(a)	5
Transfer agent fees — Class R Shares	3		—		8
Transfer agent fees — Class R6 Shares	—		8		38
Transfer agent fees — Class Y Shares	25		11		438
Transfer agent fees — Member Class (b)	—	(a)	—	(a)	—
Trustees' fees	3		8		70
Compliance fees	—	(a)	1		8
Legal and audit fees	6		11		55
State registration and filing fees	31		36		51
Interfund lending fees	—		—		—	(a)
Other expenses	10		20		149
Total Expenses	515		871		8,606
Expenses waived/reimbursed by Adviser	(11)		(292)		(5)
Net Expenses	504		579		8,601
Net Investment Income (Loss)	199		3,087		6,341
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	1,828		(2,388)		92,302
Net change in unrealized appreciation/depreciation on investment securities	19,766		50,309		476,816
Net realized/unrealized gains (losses) on investments	21,594		47,921		569,118
Change in net assets resulting from operations	$21,793		$51,008		$575,459

(a)  Rounds to less than $1 thousand.

(b)  Victory Integrity Discovery Fund and Victory Integrity Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2020 (Unaudited)

(Amounts in Thousands)

	Victory Integrity Small/Mid-Cap Value Fund		Victory Munder Multi-Cap Fund	Victory S&P 500 Index Fund
Investment Income:
Dividends	$2,714		$2,459	$1,992
Interest	—	(a)	1	—	(a)
Securities lending (net of fees)	3		1	2
Total Income	2,717		2,461	1,994
Expenses:
Investment advisory fees	513		1,419	231
Administration fees	39		114	70
Sub-Administration fees	8		8	9
12b-1 fees — Class A Shares	4		425	125
12b-1 fees — Class C Shares	—		25	—
12b-1 fees — Class R Shares	—		—	37
Custodian fees	3		8	5
Transfer agent fees — Class A Shares	5		399	59
Transfer agent fees — Class C Shares	—		7	—
Transfer agent fees — Class R Shares	—		—	5
Transfer agent fees — Class R6 Shares	1		—	—
Transfer agent fees — Class Y Shares	7		16	25
Transfer agent fees — Member Class (b)	—	(a)	—	—
Trustees' fees	5		13	10
Compliance fees	1		2	1
Legal and audit fees	8		16	11
State registration and filing fees	27		25	26
Other expenses	24		45	27
Total Expenses	645		2,522	641
Expenses waived/reimbursed by Adviser	(96)		(5)	—
Net Expenses	549		2,517	641
Net Investment Income (Loss)	2,168		(56)	1,353
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	3,401		24,002	12,821
Net realized gains (losses) from futures contracts	—		—	212
Net change in unrealized appreciation/depreciation on investment securities	36,740		47,442	30,869
Net change in unrealized appreciation/depreciation on futures contracts	—		—	35
Net realized/unrealized gains (losses) on investments	40,141		71,444	43,937
Change in net assets resulting from operations	$42,309		$71,388	$45,290

(a)  Rounds to less than $1 thousand

(b)  Victory Integrity Small/Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2020 (Unaudited)

(Amounts in Thousands)

	Victory Munder Mid-Cap Core Growth Fund	Victory Munder Small Cap Growth Fund		Victory Trivalent Emerging Markets Small-Cap Fund
Investment Income:
Dividends	$2,340	$24		$150
Interest	1	—	(a)	— (a)
Securities lending (net of fees)	15	11		6
Foreign tax withholding	(1)	—	(a)	(22)
Total Income	2,355	35		134
Expenses:
Investment advisory fees	2,186	52		53
Administration fees	176	4		3
Sub-Administration fees	8	8		8
12b-1 fees — Class A Shares	247	—	(a)	1
12b-1 fees — Class C Shares	66	—		—
12b-1 fees — Class R Shares	34	—		—
Accounting fees	— (a)	—	(a)	9
Custodian fees	14	1		17
Transfer agent fees — Class A Shares	169	—	(a)	1
Transfer agent fees — Class C Shares	9	—		—
Transfer agent fees — Class I Shares	—	—	(a)	—
Transfer agent fees — Class R Shares	18	—		—
Transfer agent fees — Class R6 Shares	2	—		—
Transfer agent fees — Class Y Shares	203	—	(a)	5
Trustees' fees	28	1		1
Compliance fees	3	—	(a)	— (a)
Legal and audit fees	19	4		10
State registration and filing fees	44	5		3
Other expenses	55	3		4
Total Expenses	3,281	78		115
Expenses waived/reimbursed by Adviser	(8)	(8)		(41)
Net Expenses	3,273	70		74
Net Investment Income (Loss)	(918)	(35)		60
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	80,752	470		1,079
Foreign taxes on realized gains	—	—		(2)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	66,263	3,464		1,207
Net change in accrued foreign taxes on unrealized gains	—	—		(13)
Net realized/unrealized gains (losses) on investments	147,015	3,934		2,271
Change in net assets resulting from operations	$146,097	$3,899		$2,331

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2020 (Unaudited)

(Amounts in Thousands)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund	Victory INCORE Total Return Bond Fund
Investment Income:
Dividends	$2,130		$20,524	$26
Interest	—	(a)	7	797
Securities lending (net of fees)	8		294	1
Foreign tax withholding	(215)		(2,443)	—
Total Income	1,923		18,382	824
Expenses:
Investment advisory fees	647		10,490	142
Administration fees	49		687	22
Sub-Administration fees	8		8	8
12b-1 fees — Class A Shares	6		135	14
12b-1 fees — Class C Shares	1		22	3
Custodian fees	50		182	5
Transfer agent fees — Class A Shares	6		172	11
Transfer agent fees — Class C Shares	—	(a)	3	1
Transfer agent fees — Class I Shares	—	(a)	889	—
Transfer agent fees — Class R6 Shares	—	(a)	2	—	(a)
Transfer agent fees — Class Y Shares	1		499	7
Trustees' fees	5		89	2
Compliance fees	1		10	—	(a)
Legal and audit fees	14		75	8
State registration and filing fees	34		63	28
Other expenses	21		168	12
Total Expenses	843		13,494	263
Expenses waived/reimbursed by Adviser	(381)		(1,785)	(33)
Net Expenses	462		11,709	230
Net Investment Income (Loss)	1,461		6,673	594
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	1,425		198,027	277
Net realized gains (losses) from futures contracts	—		—	112
Net realized gains (losses) from swap agreements	—		—	18
Net change in unrealized appreciation/depreciation on investment securities	26,846		323,212	880
Net change in unrealized appreciation/depreciation on futures contracts	—		—	(2)
Net change in accrued foreign taxes on unrealized gains	(97)		—	—
Net realized/unrealized gains (losses) on investments	28,174		521,239	1,285
Change in net assets resulting from operations	$29,635		$527,912	$1,879

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$199	$(140)	$3,087	$3,811	$6,341	$10,994
Net realized gains (losses) from investments	1,828	(10,099)	(2,388)	(20,430)	92,302	(254,708)
Net change in unrealized appreciation/depreciation on investments	19,766	(18,876)	50,309	(17,425)	476,816	(257,100)
Change in net assets resulting from operations	21,793	(29,115)	51,008	(34,044)	575,459	(500,814)
Distributions to Shareholders:
Class A Shares	—	(1,198)	(240)	(45)	(90)	(569)
Class C Shares	—	(191)	(1)	— (a)	—	(49)
Class R Shares	—	(98)	—	—	—	(43)
Class R6 Shares	—	—	(4,563)	(1,711)	(5,456)	(9,755)
Class Y Shares	—	(1,529)	(303)	(108)	(1,954)	(6,764)
Member Class (b)	—	—	(1)	—	—	—
Change in net assets resulting from distributions to shareholders	—	(3,016)	(5,108)	(1,864)	(7,500)	(17,180)
Change in net assets resulting from capital transactions	(8,861)	(37,894)	(46,176)	153,096	(294,756)	(238,280)
Change in net assets	12,932	(70,025)	(276)	117,188	273,203	(756,274)
Net Assets:
Beginning of period	62,317	132,342	202,473	85,285	1,567,302	2,323,576
End of period	$75,249	$62,317	$202,197	$202,473	$1,840,505	$1,567,302

(a)  Rounds to less than $1 thousand.

(b)  Victory Integrity Discovery Fund and Victory Integrity Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,052	$4,226	$662	$3,987	$11,217	$23,461
Distributions reinvested	—	1,058	234	44	81	495
Cost of shares redeemed	(5,055)	(13,704)	(1,100)	(1,868)	(21,311)	(56,674)
Total Class A Shares	$(4,003)	$(8,420)	$(204)	$2,163	$(10,013)	$(32,718)
Class C Shares
Proceeds from shares issued	$34	$219	$16	$54	$139	$538
Distributions reinvested	—	168	1	— (a)	—	47
Cost of shares redeemed	(770)	(3,625)	(11)	—	(1,625)	(3,569)
Total Class C Shares	$(736)	$(3,238)	$6	$54	$(1,486)	$(2,984)
Class R Shares
Proceeds from shares issued	$301	$1,386	$—	$—	$579	$2,040
Distributions reinvested	—	85	—	—	—	35
Cost of shares redeemed	(472)	(1,514)	—	—	(1,821)	(5,439)
Total Class R Shares	$(171)	$(43)	$—	$—	$(1,242)	$(3,364)
Class R6 Shares
Proceeds from shares issued	$—	$—	$9,102	$190,734	$72,502	$354,199
Distributions reinvested	—	—	4,555	1,707	5,356	9,428
Cost of shares redeemed	—	—	(60,304)	(31,573)	(283,141)	(292,721)
Total Class R6 Shares	$—	$—	$(46,647)	$160,868	$(205,283)	$70,906
Class Y Shares
Proceeds from shares issued	$5,732	$24,172	$1,234	$4,409	$59,510	$224,939
Distributions reinvested	—	1,407	299	107	1,797	6,413
Cost of shares redeemed	(9,806)	(51,772)	(950)	(14,505)	(138,039)	(501,472)
Total Class Y Shares	$(4,074)	$(26,193)	$583	$(9,989)	$(76,732)	$(270,120)
Member Class (b)
Proceeds from shares issued	$125	$—	$85	$—	$—	$—
Distributions reinvested	—	—	1	—	—	—
Cost of shares redeemed	(2)	—	—	—	—	—
Total Member Class	$123	$—	$86	$—	$—	$—
Change in net assets resulting from capital transactions	$(8,861)	$(37,894)	$(46,176)	$153,096	$(294,756)	$(238,280)

(a)  Rounds to less than $1 thousand.

(b)  Victory Integrity Discovery Fund and Victory Integrity Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
Share Transactions:
Class A Shares
Issued	38	159	39	250	406	846
Reinvested	—	31	12	2	2	15
Redeemed	(188)	(495)	(63)	(116)	(764)	(1,943)
Total Class A Shares	(150)	(305)	(12)	136	(356)	(1,082)
Class C Shares
Issued	2	12	1	3	5	22
Reinvested	—	7	— (a)	— (a)	—	2
Redeemed	(43)	(182)	(1)	—	(70)	(143)
Total Class C Shares	(41)	(163)	— (b)	3	(65)	(119)
Class R Shares
Issued	11	47	—	—	23	81
Reinvested	—	3	—	—	—	1
Redeemed	(19)	(61)	—	—	(68)	(191)
Total Class R Shares	(8)	(11)	—	—	(45)	(109)
Class R6 Shares
Issued	—	—	538	10,669	2,471	13,497
Reinvested	—	—	235	88	152	265
Redeemed	—	—	(3,710)	(1,948)	(9,774)	(10,043)
Total Class R6 Shares	—	—	(2,937)	8,809	(7,151)	3,719
Class Y Shares
Issued	171	815	68	259	1,951	8,217
Reinvested	—	37	15	6	51	182
Redeemed	(338)	(1,830)	(54)	(852)	(4,856)	(18,245)
Total Class Y Shares	(167)	(978)	29	(587)	(2,854)	(9,846)
Member Class (b)
Issued	4	—	5	—	—	—
Reinvested	—	—	— (a)	—	—	—
Redeemed	— (a)	—	—	—	—	—
Total Member Class	4	—	5	—	—	—
Change in Shares	(362)	(1,457)	(2,915)	8,361	(10,471)	(7,437)

(a)  Rounds to less than 1 thousand.

(b)  Victory Integrity Discovery Fund and Victory Integrity Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Integrity Small/ Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$2,168	$1,209	$(56)	$369	$1,353	$3,075
Net realized gains (losses) from investments	3,401	(13,324)	24,002	(9,321)	13,033	27,234
Net change in unrealized appreciation/depreciation on investments	36,740	(14,023)	47,442	14,670	30,904	(15,381)
Change in net assets resulting from operations	42,309	(26,138)	71,388	5,718	45,290	14,928
Distributions to Shareholders:
Class A Shares	(59)	(22)	(244)	(9,781)	(11,146)	(20,471)
Class C Shares	—	—	—	(265)	—	—
Class R Shares	—	—	—	—	(946)	(1,715)
Class R6 Shares	(1,692)	(815)	—	—	—	—
Class Y Shares	(644)	(283)	(124)	(917)	(3,391)	(5,159)
Member Class (a)	(2)	—	—	—	—	—
Change in net assets resulting from distributions to shareholders	(2,397)	(1,120)	(368)	(10,963)	(15,483)	(27,345)
Change in net assets resulting from capital transactions	(6,020)	8,516	(21,340)	(34,098)	705	(8,722)
Change in net assets	33,892	(18,742)	49,680	(39,343)	30,512	(21,139)
Net Assets:
Beginning of period	116,097	134,839	347,669	387,012	213,512	234,651
End of period	$149,989	$116,097	$397,349	$347,669	$244,024	$213,512

(a)  Victory Integrity Small/Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

(continues on next page)
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Small/ Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
Capital Transactions:
Class A Shares
Proceeds from shares issued	$397	$1,437	$2,954	$8,491	$4,053	$12,097
Distributions reinvested	59	22	211	8,468	9,719	17,860
Cost of shares redeemed	(587)	(1,062)	(22,186)	(46,249)	(12,803)	(54,473)
Total Class A Shares	$(131)	$397	$(19,021)	$(29,290)	$969	$(24,516)
Class C Shares
Proceeds from shares issued	$—	$—	$135	$401	$—	$—
Distributions reinvested	—	—	—	234	—	—
Cost of shares redeemed	—	—	(1,785)	(4,844)	—	—
Total Class C Shares	$—	$—	$(1,650)	$(4,209)	$—	$—
Class R Shares
Proceeds from shares issued	$—	$—	$—	$—	$1,593	$4,926
Distributions reinvested	—	—	—	—	946	1,715
Cost of shares redeemed	—	—	—	—	(2,614)	(6,634)
Total Class R Shares	$—	$—	$—	$—	$(75)	$7
Class R6 Shares
Proceeds from shares issued	$7,686	$22,861	$—	$—	$—	$—
Distributions reinvested	1,689	813	—	—	—	—
Cost of shares redeemed	(12,496)	(20,141)	—	—	—	—
Total Class R6 Shares	$(3,121)	$3,533	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$3,004	$8,038	$1,556	$5,469	$3,700	$37,717
Distributions reinvested	511	268	82	645	3,202	4,878
Cost of shares redeemed	(6,525)	(3,720)	(2,307)	(6,713)	(7,091)	(26,808)
Total Class Y Shares	$(3,010)	$4,586	$(669)	$(599)	$(189)	$15,787
Member Class (a)
Proceeds from shares issued	$249	$—	$—	$—	$—	$—
Distributions reinvested	2	—	—	—	—	—
Cost of shares redeemed	(9)	—	—	—	—	—
Total Member Class	$242	$—	$—	$—	$—	$—
Change in net assets resulting from capital transactions	$(6,020)	$8,516	$(21,340)	$(34,098)	$705	$(8,722)

(a)  Victory Integrity Small/Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Small/ Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
Share Transactions:
Class A Shares
Issued	26	97	71	214	184	612
Reinvested	3	1	5	204	437	880
Redeemed	(39)	(74)	(519)	(1,212)	(583)	(2,651)
Total Class A Shares	(10)	24	(443)	(794)	38	(1,159)
Class C Shares
Issued	—	—	4	13	—	—
Reinvested	—	—	—	7	—	—
Redeemed	—	—	(58)	(157)	—	—
Total Class C Shares	—	—	(54)	(137)	—	—
Class R Shares
Issued	—	—	—	—	73	246
Reinvested	—	—	—	—	43	85
Redeemed	—	—	—	—	(121)	(326)
Total Class R Shares	—	—	—	—	(5)	5
Class R6 Shares
Issued	495	1,535	—	—	—	—
Reinvested	93	46	—	—	—	—
Redeemed	(813)	(1,330)	—	—	—	—
Total Class R6 Shares	(225)	251	—	—	—	—
Class Y Shares
Issued	199	515	34	142	167	1,848
Reinvested	28	15	2	14	143	239
Redeemed	(420)	(266)	(50)	(162)	(322)	(1,294)
Total Class Y Shares	(193)	264	(14)	(6)	(12)	793
Member Class (a)
Issued	14	—	—	—	—	—
Reinvested	— (b)	—	—	—	—	—
Redeemed	— (b)	—	—	—	—	—
Total Member Class	14	—	—	—	—	—
Change in Shares	(414)	539	(511)	(937)	21	(361)

(a)  Victory Integrity Small/Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

(b)  Rounds to less than 1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$(918)	$(2,195)	$(35)	$(38)	$60	$106
Net realized gains (losses) from investments	80,752	254,589	470	1,238	1,077	(718)
Net change in unrealized appreciation/depreciation on investments	66,263	(273,091)	3,464	92	1,194	600
Change in net assets resulting from operations	146,097	(20,697)	3,899	1,292	2,331	(12)
Distributions to Shareholders:
Class A Shares	(23,341)	(127,008)	(36)	(18)	(8)	(6)
Class C Shares	(3,462)	(17,343)	—	—	—	—
Class I Shares	—	—	(1,071)	(702)	—	—
Class R Shares	(1,885)	(8,983)	—	—	—	—
Class R6 Shares	(8,673)	(74,101)	—	—	—	—
Class Y Shares	(23,441)	(283,629)	(9)	(6)	(82)	(74)
Change in net assets resulting from distributions to shareholders	(60,802)	(511,064)	(1,116)	(726)	(90)	(80)
Change in net assets resulting from capital transactions	(85,351)	(342,469)	1,227	950	51	(390)
Change in net assets	(56)	(874,230)	4,010	1,516	2,292	(482)
Net Assets:
Beginning of period	584,363	1,458,593	10,816	9,300	8,428	8,910
End of period	$584,307	$584,363	$14,826	$10,816	$10,720	$8,428

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
Capital Transactions:
Class A Shares
Proceeds from shares issued	$9,084	$29,605	$29	$242	$14	$173
Distributions reinvested	21,270	114,821	35	18	8	6
Cost of shares redeemed	(35,672)	(115,796)	(30)	(98)	(76)	(226)
Total Class A Shares	$(5,318)	$28,630	$34	$162	$(54)	$(47)
Class C Shares
Proceeds from shares issued	$85	$1,741	$—	$—	$—	$—
Distributions reinvested	3,445	15,847	—	—	—	—
Cost of shares redeemed	(4,452)	(12,234)	—	—	—	—
Total Class C Shares	$(922)	$5,354	$—	$—	$—	$—
Class I Shares
Proceeds from shares issued	$—	$—	$113	$106	$—	$—
Distributions reinvested	—	—	1,071	701	—	—
Cost of shares redeemed	—	—	—	(25)	—	—
Total Class I Shares	$—	$—	$1,184	$782	$—	$—
Class R Shares
Proceeds from shares issued	$837	$2,169	$—	$—	$—	$—
Distributions reinvested	1,882	8,785	—	—	—	—
Cost of shares redeemed	(2,778)	(6,902)	—	—	—	—
Total Class R Shares	$(59)	$4,052	$—	$—	$—	$—
Class R6 Shares
Proceeds from shares issued	$7,050	$24,724	$—	$—	$—	$—
Distributions reinvested	8,636	73,891	—	—	—	—
Cost of shares redeemed	(47,084)	(221,336)	—	—	—	—
Total Class R6 Shares	$(31,398)	$(122,721)	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$7,415	$133,669	$—	$—	$392	$449
Distributions reinvested	22,365	256,344	9	6	82	74
Cost of shares redeemed	(77,434)	(647,797)	—	—	(369)	(866)
Total Class Y Shares	$(47,654)	$(257,784)	$9	$6	$105	$(343)
Change in net assets resulting from capital transactions	$(85,351)	$(342,469)	$1,227	$950	$51	$(390)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund			Victory Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020		Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
Share Transactions:
Class A Shares
Issued	688	2,039	2	18		1	14
Reinvested	1,611	8,445	2	1		1	1
Redeemed	(2,713)	(7,341)	(2)	(8)		(6)	(21)
Total Class A Shares	(414)	3,143	2	11		(4)	(6)
Class C Shares
Issued	16	252	—	—		—	—
Reinvested	762	2,542	—	—		—	—
Redeemed	(824)	(1,609)	—	—		—	—
Total Class C Shares	(46)	1,185	—	—		—	—
Class I Shares
Issued	—	—	6	8		—	—
Reinvested	—	—	61	50		—	—
Redeemed	—	—	—	(1)		—	—
Total Class I Shares	—	—	67	57		—	—
Class R Shares
Issued	74	188	—	—		—	—
Reinvested	172	752	—	—		—	—
Redeemed	(251)	(514)	—	—		—	—
Total Class R Shares	(5)	426	—	—		—	—
Class R6 Shares
Issued	421	1,234	—	—		—	—
Reinvested	505	4,387	—	—		—	—
Redeemed	(2,884)	(9,938)	—	—		—	—
Total Class R6 Shares	(1,958)	(4,317)	—	—		—	—
Class Y Shares
Issued	469	6,000	—	—		28	41
Reinvested	1,376	15,847	1	—	(a)	6	6
Redeemed	(4,862)	(35,576)	—	—		(28)	(80)
Total Class Y Shares	(3,017)	(13,729)	1	—	(a)	6	(33)
Change in Shares	(5,440)	(13,292)	70	68		2	(39)

(a)  Rounds to less than 1 thousand

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$1,461	$2,053	$6,673	$14,373	$594	$1,552
Net realized gains (losses) from investments	1,425	(4,895)	198,027	(70,162)	407	2,336
Net change in unrealized appreciation/depreciation on investments	26,749	(1,138)	323,212	41,304	878	1,323
Change in net assets resulting from operations	29,635	(3,980)	527,912	(14,485)	1,879	5,211
Distributions to Shareholders:
Class A Shares	(62)	(48)	—	(1,886)	(131)	(300)
Class C Shares	— (a)	— (a)	—	(52)	(5)	(10)
Class I Shares	(46)	(33)	(6,561)	(21,459)	—	—
Class R6 Shares	(2,687)	(902)	(355)	(989)	(340)	(710)
Class Y Shares	(110)	(96)	(2,549)	(13,429)	(433)	(881)
Change in net assets resulting from distributions to shareholders	(2,905)	(1,079)	(9,465)	(37,815)	(909)	(1,901)
Change in net assets resulting from capital transactions	42,231	116,106	286,004	108,621	(2,266)	(434)
Change in net assets	68,961	111,047	804,451	56,321	(1,296)	2,876
Net Assets:
Beginning of period	133,140	22,093	1,863,985	1,807,664	71,653	68,777
End of period	$202,101	$133,140	$2,668,436	$1,863,985	$70,357	$71,653

(a)  Rounds to less than $1 thousand

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
Capital Transactions:
Class A Shares
Proceeds from shares issued	$507	$337	$19,384	$35,046	$321	$1,275
Distributions reinvested	53	42	—	1,735	115	252
Cost of shares redeemed	(788)	(892)	(72,898)	(62,948)	(1,263)	(2,846)
Total Class A Shares	$(228)	$(513)	$(53,514)	$(26,167)	$(827)	$(1,319)
Class C Shares
Proceeds from shares issued	$2	$10	$229	$664	$72	$340
Distributions reinvested	— (a)	— (a)	—	42	5	10
Cost of shares redeemed	(110)	(118)	(855)	(1,180)	(143)	(230)
Total Class C Shares	$(108)	$(108)	$(626)	$(474)	$(66)	$120
Class I Shares
Proceeds from shares issued	$0	$912	$454,896	$350,308	$—	$—
Distributions reinvested	46	32	5,005	10,793	—	—
Cost of shares redeemed	(1)	(469)	(146,708)	(266,728)	—	—
Total Class I Shares	$45	$475	$313,193	$94,373	$—	$—
Class R6 Shares
Proceeds from shares issued	$41,541	$118,773	$30,208	$46,552	$222	$536
Distributions reinvested	2,687	902	354	989	340	710
Cost of shares redeemed	(1,707)	(2,003)	(17,300)	(16,987)	(976)	(1,392)
Total Class R6 Shares	$42,521	$117,672	$13,262	$30,554	$(414)	$(146)
Class Y Shares
Proceeds from shares issued	$145	$241	$164,577	$257,621	$96	$1,271
Distributions reinvested	97	87	2,460	11,950	305	617
Cost of shares redeemed	(241)	(1,748)	(153,348)	(259,236)	(1,360)	(977)
Total Class Y Shares	$1	$(1,420)	$13,689	$10,335	$(959)	$911
Change in net assets resulting from capital transactions	$42,231	$116,106	$286,004	$108,621	$(2,266)	$(434)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
Share Transactions:
Class A Shares
Issued	74	51	1,351	2,784	32	133
Reinvested	7	6	—	124	11	26
Redeemed	(113)	(134)	(4,952)	(5,054)	(126)	(297)
Total Class A Shares	(32)	(77)	(3,601)	(2,146)	(83)	(138)
Class C Shares
Issued	— (b)	1	16	54	7	35
Reinvested	— (b)	— (b)	—	3	1	1
Redeemed	(16)	(18)	(62)	(97)	(15)	(23)
Total Class C Shares	(16)	(17)	(46)	(40)	(7)	13
Class I Shares
Issued	— (b)	135	31,032	27,996	—	—
Reinvested	6	4	316	769	—	—
Redeemed	— (b)	(72)	(9,998)	(23,160)	—	—
Total Class I Shares	6	67	21,350	5,605	—	—
Class R6 Shares
Issued	5,775	17,546	2,073	3,656	22	55
Reinvested	357	122	22	70	34	74
Redeemed	(240)	(319)	(1,171)	(1,331)	(97)	(144)
Total Class R6 Shares	5,892	17,349	924	2,395	(41)	(15)
Class Y Shares
Issued	21	35	11,235	20,940	10	130
Reinvested	13	12	156	855	30	64
Redeemed	(35)	(275)	(10,541)	(21,266)	(135)	(102)
Total Class Y Shares	(1)	(228)	850	529	(95)	92
Change in Shares	5,849	17,094	19,477	6,343	(226)	(48)

(a)  Rounds to less than $1 thousand.

(b)  Rounds to less than 1 thousand.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Integrity Discovery Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$24.03	0.08	9.66	9.74	—	—	—
Year Ended 6/30/20	$32.28	(0.05)	(7.38)	(7.43)	—	(0.82)	(0.82)
Year Ended 6/30/19	$42.75	(0.11)	(5.61)	(5.72)	—	(4.75)	(4.75)
Year Ended 6/30/18	$41.01	(0.16)	6.40	6.24	—	(4.50)	(4.50)
Year Ended 6/30/17	$32.71	(0.19)	10.10	9.91	—	(1.61)	(1.61)
Year Ended 6/30/16	$38.13	(0.09)	(2.73)	(2.82)	—	(2.65)	(2.65)
Class C
Six Months Ended 12/31/20 (unaudited)	$16.32	(0.02)	6.55	6.53	—	—	—
Year Ended 6/30/20	$22.36	(0.22)	(5.00)	(5.22)	—	(0.82)	(0.82)
Year Ended 6/30/19	$31.69	(0.28)	(4.30)	(4.58)	—	(4.75)	(4.75)
Year Ended 6/30/18	$31.69	(0.34)	4.84	4.50	—	(4.50)	(4.50)
Year Ended 6/30/17	$25.76	(0.38)	7.92	7.54	—	(1.61)	(1.61)
Year Ended 6/30/16	$30.85	(0.28)	(2.21)	(2.49)	—	(2.65)	(2.65)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016 (See Note 8).

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Discovery Fund
Class A
Six Months Ended 12/31/20 (unaudited)	—	$33.77	40.53%		1.64%	0.58%	1.64%	$37,959	19%
Year Ended 6/30/20	—	$24.03	(23.78)%		1.59%	(0.18)%	1.59%	$30,614	40%
Year Ended 6/30/19	—	$32.28	(12.02)%		1.55%	(0.29)%	1.55%	$50,963	40%
Year Ended 6/30/18	—	$42.75	15.76%		1.54%	(0.39)%	1.54%	$67,840	45%
Year Ended 6/30/17	—	$41.01	30.36%		1.55%	(0.50)%	1.55%	$85,228	110%
Year Ended 6/30/16	0.05	$32.71	(7.34	)%(e)	1.60%	(0.27)%	1.60%	$48,759	42%
Class C
Six Months Ended 12/31/20 (unaudited)	—	$22.85	40.01%		2.45%	(0.24)%	2.92%	$2,133	19%
Year Ended 6/30/20	—	$16.32	(24.42)%		2.46%	(1.09)%	2.52%	$2,194	40%
Year Ended 6/30/19	—	$22.36	(12.74)%		2.34%	(1.07)%	2.34%	$6,633	40%
Year Ended 6/30/18	—	$31.69	14.88%		2.32%	(1.10)%	2.32%	$9,871	45%
Year Ended 6/30/17	—	$31.69	29.33%		2.36%	(1.28)%	2.36%	$15,796	110%
Year Ended 6/30/16	0.05	$25.76	(8.04	)%(e)	2.38%	(1.05)%	2.38%	$14,096	42%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains from Investments	Total Distributions
Victory Integrity Discovery Fund
Class R
Six Months Ended 12/31/20 (unaudited)	$22.45	0.02	9.02	9.04	—		—	—
Year Ended 6/30/20	$30.36	(0.18)	(6.91)	(7.09)	—		(0.82)	(0.82)
Year Ended 6/30/19	$40.76	(0.28)	(5.37)	(5.65)	—		(4.75)	(4.75)
Year Ended 6/30/18	$39.49	(0.28)	6.05	5.77	—		(4.50)	(4.50)
Year Ended 6/30/17	$31.71	(0.37)	9.76	9.39	—		(1.61)	(1.61)
Year Ended 6/30/16	$37.21	(0.24)	(2.66)	(2.90)	—		(2.65)	(2.65)
Class Y
Six Months Ended 12/31/20 (unaudited)	$26.64	0.12	10.73	10.85	—		—	—
Year Ended 6/30/20	$35.65	— (f)	(8.19)	(8.19)	—		(0.82)	(0.82)
Year Ended 6/30/19	$46.47	(0.03)	(6.04)	(6.07)	—		(4.75)	(4.75)
Year Ended 6/30/18	$44.11	(0.05)	6.91	6.86	—	(f)	(4.50)	(4.50)
Year Ended 6/30/17	$35.02	(0.13)	10.83	10.70	—		(1.61)	(1.61)
Year Ended 6/30/16	$40.52	(0.01)	(2.89)	(2.90)	—		(2.65)	(2.65)
Member Class
11/3/20(h) through 12/31/20 (unaudited)	$26.37	0.03	7.38	7.41	—		—	—
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016 (See Note 8).

(f)  Amount is less than $0.005.

(g)  Amount is less than 0.005%.

(h)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)		Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Discovery Fund
Class R
Six Months Ended 12/31/20 (unaudited)	—	$31.49	40.20%		2.08%	0.14%		2.43%	$2,556	19%
Year Ended 6/30/20	—	$22.45	(24.10)%		2.08%	(0.65)%		2.33%	$1,990	40%
Year Ended 6/30/19	—	$30.36	(12.49)%		2.08%	(0.84)%		2.41%	$3,038	40%
Year Ended 6/30/18	—	$40.76	15.15%		2.08%	(0.70)%		2.27%	$3,465	45%
Year Ended 6/30/17	—	$39.49	29.67%		2.08%	(0.99)%		2.56%	$2,291	110%
Year Ended 6/30/16	0.05	$31.71	(7.76	)%(e)	2.08%	(0.75)%		2.39%	$1,696	42%
Class Y
Six Months Ended 12/31/20 (unaudited)	—	$37.49	40.73%		1.40%	0.78%		1.40%	$32,469	19%
Year Ended 6/30/20	—	$26.64	(23.64)%		1.38%	—	%(g)	1.38%	$27,519	40%
Year Ended 6/30/19	—	$35.65	(11.81)%		1.30%	(0.06)%		1.30%	$71,708	40%
Year Ended 6/30/18	—	$46.47	16.08%		1.28%	(0.12)%		1.28%	$78,079	45%
Year Ended 6/30/17	—	$44.11	30.62%		1.38%	(0.30)%		1.38%	$49,468	110%
Year Ended 6/30/16	0.05	$35.02	(7.10	)%(e)	1.35%	(0.03)%		1.35%	$27,622	42%
Member Class
11/3/20(h) through 12/31/20 (unaudited)	—	$33.78	28.14%		1.50%	0.52%		24.38%	$132	19%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Integrity Mid-Cap Value Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$15.30	0.27	4.56	4.83	(0.45)	—
Year Ended 6/30/20	$17.86	0.24	(2.70)	(2.46)	(0.10)	—
Year Ended 6/30/19	$19.17	0.19	(0.32)	(0.13)	(0.19)	(0.99)
Year Ended 6/30/18	$17.91	0.19	1.84	2.03	(0.15)	(0.62)
Year Ended 6/30/17	$15.43	0.03	2.45	2.48	—	—
Year Ended 6/30/16	$15.54	0.07	(0.01)	0.06	(0.04)	(0.13)
Class C
Six Months Ended 12/31/20 (unaudited)	$15.37	0.20	4.59	4.79	(0.33)	—
11/4/19(e) through 6/30/20	$18.75	0.11	(3.39)	(3.28)	(0.10)	—
Class R6
Six Months Ended 12/31/20 (unaudited)	$15.47	0.30	4.62	4.92	(0.52)	—
Year Ended 6/30/20	$18.02	0.33	(2.74)	(2.41)	(0.14)	—
Year Ended 6/30/19	$19.30	0.26	(0.32)	(0.06)	(0.23)	(0.99)
Year Ended 6/30/18	$18.02	0.22	1.87	2.09	(0.19)	(0.62)
Year Ended 6/30/17	$15.53	0.12	2.43	2.55	(0.06)	—
12/15/15(e) through 6/30/16	$14.38	0.06	1.30	1.36	(0.08)	(0.13)
Class Y
Six Months Ended 12/31/20 (unaudited)	$15.44	0.30	4.60	4.90	(0.49)	—
Year Ended 6/30/20	$18.02	0.25	(2.68)	(2.43)	(0.15)	—
Year Ended 6/30/19	$19.34	0.28	(0.37)	(0.09)	(0.24)	(0.99)
Year Ended 6/30/18	$18.06	0.24	1.85	2.09	(0.19)	(0.62)
Year Ended 6/30/17	$15.58	0.13	2.43	2.56	(0.08)	—
Year Ended 6/30/16	$15.65	0.13	(0.02)	0.11	(0.05)	(0.13)
Member Class
11/3/20(e) through 12/31/20 (unaudited)	$16.94	0.26	2.95	3.21	(0.18)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Mid-Cap Value Fund
Class A
Six Months Ended 12/31/20 (unaudited)	(0.45)	$19.68	31.63%	1.00%	3.08%	1.41%	$10,778	23%
Year Ended 6/30/20	(0.10)	$15.30	(13.90)%	1.00%	1.40%	1.43%	$8,574	82%
Year Ended 6/30/19	(1.18)	$17.86	0.36%	1.00%	1.05%	1.51%	$7,567	73%
Year Ended 6/30/18	(0.77)	$19.17	11.32%	1.09%	1.01%	1.67%	$4,255	73%
Year Ended 6/30/17	—	$17.91	16.07%	1.35%	0.19%	1.94%	$2,864	68%
Year Ended 6/30/16	(0.17)	$15.43	0.41%	1.50%	0.44%	1.63%	$11,086	71%
Class C
Six Months Ended 12/31/20 (unaudited)	(0.33)	$19.83	31.11%	1.75%	2.33%	35.76%	$65	23%
11/4/19(e) through 6/30/20	(0.10)	$15.37	(17.55)%	1.75%	1.02%	43.95%	$44	82%
Class R6
Six Months Ended 12/31/20 (unaudited)	(0.52)	$19.87	31.90%	0.60%	3.37%	0.89%	$178,669	23%
Year Ended 6/30/20	(0.14)	$15.47	(13.53)%	0.60%	1.93%	0.88%	$184,503	82%
Year Ended 6/30/19	(1.22)	$18.02	0.72%	0.60%	1.43%	0.94%	$56,232	73%
Year Ended 6/30/18	(0.81)	$19.30	11.68%	0.77%	1.14%	1.17%	$6,750	73%
Year Ended 6/30/17	(0.06)	$18.02	16.42%	0.89%	0.71%	3.01%	$1,375	68%
12/15/15(e) through 6/30/16	(0.21)	$15.53	9.50%	1.04%	0.75%	3.10%	$726	71%
Class Y
Six Months Ended 12/31/20 (unaudited)	(0.49)	$19.85	31.81%	0.75%	3.43%	1.19%	$12,593	23%
Year Ended 6/30/20	(0.15)	$15.44	(13.67)%	0.75%	1.46%	1.21%	$9,352	82%
Year Ended 6/30/19	(1.23)	$18.02	0.58%	0.75%	1.52%	1.17%	$21,486	73%
Year Ended 6/30/18	(0.81)	$19.34	11.58%	0.84%	1.25%	1.13%	$59,866	73%
Year Ended 6/30/17	(0.08)	$18.06	16.43%	0.89%	0.74%	1.18%	$47,989	68%
Year Ended 6/30/16	(0.18)	$15.58	0.73%	1.15%	0.85%	1.15%	$8,442	71%
Member Class
11/3/20(e) through 12/31/20 (unaudited)	(0.18)	$19.97	18.98%	0.85%	8.29%	29.99%	$92	23%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Integrity Small-Cap Value Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$24.40	0.05	10.10	10.15	(0.03)	—	(0.03)
Year Ended 6/30/20	$32.37	0.03	(7.86)	(7.83)	—	(0.14)	(0.14)
Year Ended 6/30/19	$40.06	0.09	(3.59)	(3.50)	—	(4.19)	(4.19)
Year Ended 6/30/18	$37.70	(0.04)	4.76	4.72	—	(2.36)	(2.36)
Year Ended 6/30/17	$30.72	(0.08)	7.06	6.98	—	—	—
Year Ended 6/30/16	$33.48	0.01	(2.31)	(2.30)	—	(0.46)	(0.46)
Class C
Six Months Ended 12/31/20 (unaudited)	$20.81	(0.06)	8.59	8.53	—	—	—
Year Ended 6/30/20	$27.85	(0.17)	(6.73)	(6.90)	—	(0.14)	(0.14)
Year Ended 6/30/19	$35.40	(0.13)	(3.23)	(3.36)	—	(4.19)	(4.19)
Year Ended 6/30/18	$33.76	(0.24)	4.24	4.00	—	(2.36)	(2.36)
Year Ended 6/30/17	$27.69	(0.28)	6.35	6.07	—	—	—
Year Ended 6/30/16	$30.45	(0.19)	(2.11)	(2.30)	—	(0.46)	(0.46)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Small-Cap Value Fund
Class A
Six Months Ended 12/31/20 (unaudited)	—		$34.52	41.61%	1.47%	0.37%	1.47%	$100,122	25%
Year Ended 6/30/20	—		$24.40	(24.33)%	1.48%	0.10%	1.48%	$79,429	80%
Year Ended 6/30/19	—		$32.37	(7.16)%	1.50%	0.25%	1.58%	$140,439	72%
Year Ended 6/30/18	—		$40.06	12.55%	1.50%	(0.10)%	1.54%	$221,775	70%
Year Ended 6/30/17	—		$37.70	22.72%	1.50%	(0.22)%	1.52%	$219,113	58%
Year Ended 6/30/16	—	(e)	$30.72	(6.87)%	1.50%	0.04%	1.57%	$216,492	47%
Class C
Six Months Ended 12/31/20 (unaudited)	—		$29.34	40.99%	2.34%	(0.51)%	2.34%	$6,280	25%
Year Ended 6/30/20	—		$20.81	(24.91)%	2.25%	(0.69)%	2.25%	$5,796	80%
Year Ended 6/30/19	—		$27.85	(7.79)%	2.16%	(0.42)%	2.16%	$11,083	72%
Year Ended 6/30/18	—		$35.40	11.86%	2.13%	(0.70)%	2.13%	$16,746	70%
Year Ended 6/30/17	—		$33.76	21.92%	2.16%	(0.89)%	2.16%	$27,015	58%
Year Ended 6/30/16	—	(e)	$27.69	(7.56)%	2.22%	(0.68)%	2.22%	$27,987	47%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Integrity Small-Cap Value Fund
Class R
Six Months Ended 12/31/20 (unaudited)	$23.53	0.01	9.74	9.75	—	—	—
Year Ended 6/30/20	$31.32	(0.05)	(7.60)	(7.65)	—	(0.14)	(0.14)
Year Ended 6/30/19	$39.02	(0.01)	(3.50)	(3.51)	—	(4.19)	(4.19)
Year Ended 6/30/18	$36.86	(0.13)	4.65	4.52	—	(2.36)	(2.36)
Year Ended 6/30/17	$30.11	(0.16)	6.91	6.75	—	—	—
Year Ended 6/30/16	$33.00	(0.06)	(2.37)	(2.43)	— (e)	(0.46)	(0.46)
Class R6
Six Months Ended 12/31/20 (unaudited)	$25.43	0.13	10.54	10.67	(0.17)	—	(0.17)
Year Ended 6/30/20	$33.70	0.19	(8.18)	(7.99)	(0.14)	(0.14)	(0.28)
Year Ended 6/30/19	$41.51	0.24	(3.67)	(3.43)	(0.19)	(4.19)	(4.38)
Year Ended 6/30/18	$38.86	0.18	4.92	5.10	(0.09)	(2.36)	(2.45)
Year Ended 6/30/17	$31.60	0.12	7.28	7.40	(0.14)	—	(0.14)
Year Ended 6/30/16	$34.31	0.18	(2.38)	(2.20)	(0.05)	(0.46)	(0.51)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Small-Cap Value Fund
Class R
Six Months Ended 12/31/20 (unaudited)	—		$33.28	41.38%	1.75%	0.08%	1.94%	$5,980	25%
Year Ended 6/30/20	—		$23.53	(24.54)%	1.75%	(0.19)%	1.86%	$5,303	80%
Year Ended 6/30/19	—		$31.32	(7.39)%	1.75%	(0.03)%	1.99%	$10,451	72%
Year Ended 6/30/18	—		$39.02	12.29%	1.75%	(0.35)%	1.89%	$14,952	70%
Year Ended 6/30/17	—		$36.86	22.42%	1.75%	(0.46)%	2.06%	$15,317	58%
Year Ended 6/30/16	—	(e)	$30.11	(7.36)%	1.75%	(0.19)%	1.96%	$15,042	47%
Class R6
Six Months Ended 12/31/20 (unaudited)	—		$35.93	41.98%	0.97%	0.86%	0.97%	$1,134,665	25%
Year Ended 6/30/20	—		$25.43	(23.95)%	0.97%	0.64%	0.97%	$984,938	80%
Year Ended 6/30/19	—		$33.70	(6.67)%	0.96%	0.65%	0.96%	$1,179,915	72%
Year Ended 6/30/18	—		$41.51	13.17%	0.95%	0.45%	0.95%	$938,831	70%
Year Ended 6/30/17	—		$38.86	23.40%	0.96%	0.33%	0.96%	$871,150	58%
Year Ended 6/30/16	—	(e)	$31.60	(6.41)%	1.00%	0.57%	1.00%	$608,927	47%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Integrity Small-Cap Value Fund
Class Y
Six Months Ended 12/31/20 (unaudited)	$25.27	0.10	10.48	10.58	(0.12)	—	(0.12)
Year Ended 6/30/20	$33.49	0.14	(8.13)	(7.99)	(0.09)	(0.14)	(0.23)
Year Ended 6/30/19	$41.25	0.21	(3.67)	(3.46)	(0.11)	(4.19)	(4.30)
Year Ended 6/30/18	$38.63	0.11	4.89	5.00	(0.02)	(2.36)	(2.38)
Year Ended 6/30/17	$31.45	0.05	7.23	7.28	(0.10)	—	(0.10)
Year Ended 6/30/16	$34.15	0.13	(2.37)	(2.24)	— (e)	(0.46)	(0.46)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Small-Cap Value Fund
Class Y
Six Months Ended 12/31/20 (unaudited)	—		$35.73	41.86%	1.14%	0.70%	1.14%	$593,458	25%
Year Ended 6/30/20	—		$25.27	(24.04)%	1.11%	0.47%	1.11%	$491,836	80%
Year Ended 6/30/19	—		$33.49	(6.83)%	1.12%	0.58%	1.12%	$981,688	72%
Year Ended 6/30/18	—		$41.25	13.01%	1.12%	0.28%	1.12%	$1,467,901	70%
Year Ended 6/30/17	—		$38.63	23.14%	1.15%	0.13%	1.15%	$1,329,435	58%
Year Ended 6/30/16	—	(e)	$31.45	(6.54)%	1.15%	0.40%	1.15%	$981,741	47%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Integrity Small/Mid-Cap Value Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$13.46	0.24	4.85	5.09	(0.26)	—
Year Ended 6/30/20	$16.70	0.10	(3.24)	(3.14)	(0.10)	—
Year Ended 6/30/19	$17.75	0.12	(0.53)	(0.41)	(0.12)	(0.52)
Year Ended 6/30/18	$16.04	0.07	1.89	1.96	(0.05)	(0.20)
Year Ended 6/30/17	$13.26	0.02	2.76	2.78	—	—
Year Ended 6/30/16	$14.08	0.02	(0.81)	(0.79)	(0.03)	—
Class R6
Six Months Ended 12/31/20 (unaudited)	$13.64	0.27	4.91	5.18	(0.30)	—
Year Ended 6/30/20	$16.91	0.15	(3.28)	(3.13)	(0.14)	—
Year Ended 6/30/19	$17.96	0.14	(0.51)	(0.37)	(0.16)	(0.52)
Year Ended 6/30/18	$16.20	0.05	1.99	2.04	(0.08)	(0.20)
Year Ended 6/30/17	$13.35	0.03	2.82	2.85	—	—
Year Ended 6/30/16	$14.17	0.05	(0.81)	(0.76)	(0.06)	—
Class Y
Six Months Ended 12/31/20 (unaudited)	$13.60	0.26	4.90	5.16	(0.30)	—
Year Ended 6/30/20	$16.86	0.14	(3.27)	(3.13)	(0.13)	—
Year Ended 6/30/19	$17.92	0.22	(0.60)	(0.38)	(0.16)	(0.52)
Year Ended 6/30/18	$16.17	0.12	1.91	2.03	(0.08)	(0.20)
Year Ended 6/30/17	$13.35	0.06	2.78	2.84	(0.02)	—
Year Ended 6/30/16	$14.16	0.05	(0.81)	(0.76)	(0.05)	—
Member Class
11/3/20(e) through 12/31/20 (unaudited)	$14.86	0.24	3.47	3.71	(0.14)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Small/Mid-Cap Value Fund
Class A
Six Months Ended 12/31/20 (unaudited)	(0.26)	$18.29	37.86%	1.13%	3.11%	1.86%	$4,220	25%
Year Ended 6/30/20	(0.10)	$13.46	(18.97)%	1.13%	0.67%	1.65%	$3,241	72%
Year Ended 6/30/19	(0.64)	$16.70	(1.66)%	1.13%	0.70%	1.71%	$3,626	67%
Year Ended 6/30/18	(0.25)	$17.75	12.16%	1.13%	0.42%	1.74%	$2,996	77%
Year Ended 6/30/17	—	$16.04	20.97%	1.21%	0.13%	2.40%	$2,304	65%
Year Ended 6/30/16	(0.03)	$13.26	(5.59)%	1.50%	0.13%	2.15%	$716	60%
Class R6
Six Months Ended 12/31/20 (unaudited)	(0.30)	$18.52	38.05%	0.83%	3.40%	0.97%	$104,851	25%
Year Ended 6/30/20	(0.14)	$13.64	(18.70)%	0.83%	0.97%	0.97%	$80,284	72%
Year Ended 6/30/19	(0.68)	$16.91	(1.39)%	0.83%	0.86%	0.96%	$95,286	67%
Year Ended 6/30/18	(0.28)	$17.96	12.54%	0.83%	0.28%	1.26%	$24,926	77%
Year Ended 6/30/17	—	$16.20	21.35%	1.09%	0.20%	1.96%	$18	65%
Year Ended 6/30/16	(0.06)	$13.35	(5.33)%	1.21%	0.40%	1.58%	$3,381	60%
Class Y
Six Months Ended 12/31/20 (unaudited)	(0.30)	$18.46	37.96%	0.88%	3.30%	0.99%	$40,659	25%
Year Ended 6/30/20	(0.13)	$13.60	(18.73)%	0.88%	0.92%	1.01%	$32,572	72%
Year Ended 6/30/19	(0.68)	$16.86	(1.45)%	0.88%	1.30%	1.03%	$35,927	67%
Year Ended 6/30/18	(0.28)	$17.92	12.51%	0.88%	0.67%	1.13%	$92,019	77%
Year Ended 6/30/17	(0.02)	$16.17	21.25%	0.96%	0.38%	1.21%	$53,509	65%
Year Ended 6/30/16	(0.05)	$13.35	(5.34)%	1.25%	0.37%	1.26%	$18,918	60%
Member Class
11/3/20(e) through 12/31/20 (unaudited)	(0.14)	$18.43	24.96%	0.95%	8.36%	10.02%	$259	25%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Munder Multi-Cap Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$38.28	(0.01)	8.07	8.06	(0.03)	—	(0.03)
Year Ended 6/30/20	$38.75	0.03	0.65	0.68	(0.10)	(1.05)	(1.15)
Year Ended 6/30/19	$44.99	0.10	0.08	0.18	—	(6.42)	(6.42)
Year Ended 6/30/18	$41.77	(0.03)	5.71	5.68	— (e)	(2.46)	(2.46)
Year Ended 6/30/17	$35.58	0.02	6.17	6.19	—	—	—
Year Ended 6/30/16	$44.91	0.01	(1.58)	(1.57)	—	(7.80)	(7.80)
Class C
Six Months Ended 12/31/20 (unaudited)	$29.35	(0.14)	6.17	6.03	—	—	—
Year Ended 6/30/20	$30.10	(0.22)	0.52	0.30	—	(1.05)	(1.05)
Year Ended 6/30/19	$36.81	(0.16)	(0.13)	(0.29)	—	(6.42)	(6.42)
Year Ended 6/30/18	$34.82	(0.34)	4.79	4.45	—	(2.46)	(2.46)
Year Ended 6/30/17	$29.90	(0.26)	5.18	4.92	—	—	—
Year Ended 6/30/16	$39.29	(0.27)	(1.36)	(1.63)	—	(7.80)	(7.80)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  During the year ended June 30, 2018, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.22%.

(g)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 8).

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Multi-Cap Fund
Class A
Six Months Ended 12/31/20 (unaudited)	—	$46.31	21.06%		1.35%	(0.05)%	1.35%	$356,408	30%
Year Ended 6/30/20	—	$38.28	1.53%		1.35%	0.09%	1.35%	$311,642	100%
Year Ended 6/30/19	—	$38.75	2.86%		1.36%	0.25%	1.36%	$346,180	107%
Year Ended 6/30/18	—	$44.99	13.37	%(f)	1.36%	(0.07)%	1.36%	$374,259	123%
Year Ended 6/30/17	—	$41.77	17.40%		1.38%	0.04%	1.38%	$341,279	109%
Year Ended 6/30/16	0.04	$35.58	(4.01	)%(g)	1.46%	0.03%	1.46%	$318,712	117%
Class C
Six Months Ended 12/31/20 (unaudited)	—	$35.38	20.55%		2.16%	(0.87)%	2.34%	$5,060	30%
Year Ended 6/30/20	—	$29.35	0.69%		2.18%	(0.73)%	2.20%	$5,769	100%
Year Ended 6/30/19	—	$30.10	2.21%		2.07%	(0.48)%	2.07%	$10,056	107%
Year Ended 6/30/18	—	$36.81	12.48	%(f)	2.16%	(0.91)%	2.16%	$18,383	123%
Year Ended 6/30/17	—	$34.82	16.45%		2.21%	(0.80)%	2.21%	$57,690	109%
Year Ended 6/30/16	0.04	$29.90	(4.82	)%(g)	2.28%	(0.79)%	2.28%	$68,112	117%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Munder Multi-Cap Fund
Class Y
Six Months Ended 12/31/20 (unaudited)	$42.05	0.07	8.87	8.94	(0.18)	—	(0.18)
Year Ended 6/30/20	$42.42	0.19	0.72	0.91	(0.23)	(1.05)	(1.28)
Year Ended 6/30/19	$48.41	0.27	0.16	0.43	—	(6.42)	(6.42)
Year Ended 6/30/18	$44.62	0.14	6.11	6.25	—	(2.46)	(2.46)
Year Ended 6/30/17	$37.86	0.17	6.59	6.76	—	—	—
Year Ended 6/30/16	$47.10	0.20	(1.68)	(1.48)	—	(7.80)	(7.80)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  During the year ended June 30, 2018, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.22%.

(g)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 8).

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Multi-Cap Fund
Class Y
Six Months Ended 12/31/20 (unaudited)	—	$50.81	21.26%		0.98%	0.32%	0.98%	$35,881	30%
Year Ended 6/30/20	—	$42.05	1.92%		0.99%	0.46%	0.99%	$30,258	100%
Year Ended 6/30/19	—	$42.42	3.21%		1.00%	0.61%	1.00%	$30,776	107%
Year Ended 6/30/18	—	$48.41	13.81	%(f)	1.00%	0.29%	1.00%	$33,503	123%
Year Ended 6/30/17	—	$44.62	17.86%		1.01%	0.42%	1.01%	$24,032	109%
Year Ended 6/30/16	0.04	$37.86	(3.61	)%(g)	1.01%	0.47%	1.01%	$20,477	117%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory S&P 500 Index Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$19.80	0.13	4.15	4.28	(0.13)	(1.37)	(1.50)
Year Ended 6/30/20	$21.07	0.29	1.20	1.49	(0.28)	(2.48)	(2.76)
Year Ended 6/30/19	$21.52	0.31	1.43	1.74	(0.33)	(1.86)	(2.19)
Year Ended 6/30/18	$22.20	0.31	2.65	2.96	(0.31)	(3.33)	(3.64)
Year Ended 6/30/17	$20.54	0.31	3.08	3.39	(0.34)	(1.39)	(1.73)
Year Ended 6/30/16	$22.24	0.34	0.36	0.70	(0.35)	(2.07)	(2.42)
Class R
Six Months Ended 12/31/20 (unaudited)	$19.74	0.08	4.14	4.22	(0.09)	(1.37)	(1.46)
Year Ended 6/30/20	$21.01	0.21	1.21	1.42	(0.21)	(2.48)	(2.69)
Year Ended 6/30/19	$21.47	0.22	1.43	1.65	(0.25)	(1.86)	(2.11)
Year Ended 6/30/18	$22.15	0.21	2.66	2.87	(0.22)	(3.33)	(3.55)
Year Ended 6/30/17	$20.51	0.22	3.06	3.28	(0.25)	(1.39)	(1.64)
Year Ended 6/30/16	$22.23	0.25	0.35	0.60	(0.27)	(2.07)	(2.34)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 8).

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory S&P 500 Index Fund
Class A
Six Months Ended 12/31/20 (unaudited)	—	$22.58	21.80%		0.55%	1.17%	0.55%	$176,182	2%
Year Ended 6/30/20	—	$19.80	6.96%		0.55%	1.42%	0.55%	$153,714	4%
Year Ended 6/30/19	—	$21.07	9.80%		0.53%	1.46%	0.53%	$188,004	3%
Year Ended 6/30/18	—	$21.52	13.73%		0.55%	1.38%	0.55%	$192,530	2%
Year Ended 6/30/17	—	$22.20	17.16%		0.58%	1.47%	0.58%	$192,390	4%
Year Ended 6/30/16	0.02	$20.54	3.49	%(e)	0.58%	1.66%	0.58%	$186,089	4%
Class R
Six Months Ended 12/31/20 (unaudited)	—	$22.50	21.50%		0.97%	0.74%	0.97%	$15,538	2%
Year Ended 6/30/20	—	$19.74	6.57%		0.95%	1.02%	0.95%	$13,726	4%
Year Ended 6/30/19	—	$21.01	9.31%		0.96%	1.04%	0.96%	$14,501	3%
Year Ended 6/30/18	—	$21.47	13.31%		0.97%	0.97%	0.97%	$17,052	2%
Year Ended 6/30/17	—	$22.15	16.59%		1.03%	1.02%	1.03%	$15,487	4%
Year Ended 6/30/16	0.02	$20.51	3.03	%(e)	1.02%	1.23%	1.02%	$13,221	4%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory S&P 500 Index Fund
Class Y
Six Months Ended 12/31/20 (unaudited)	$19.96	0.14	4.19	4.33	(0.14)	(1.37)	(1.51)
Year Ended 6/30/20	$21.22	0.32	1.21	1.53	(0.31)	(2.48)	(2.79)
Year Ended 6/30/19	$21.66	0.33	1.45	1.78	(0.36)	(1.86)	(2.22)
Year Ended 6/30/18	$22.31	0.35	2.67	3.02	(0.34)	(3.33)	(3.67)
Year Ended 6/30/17	$20.64	0.36	3.08	3.44	(0.38)	(1.39)	(1.77)
Year Ended 6/30/16	$22.33	0.39	0.36	0.75	(0.39)	(2.07)	(2.46)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 8).

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory S&P 500 Index Fund
Class Y
Six Months Ended 12/31/20 (unaudited)	—	$22.78	21.89%		0.44%	1.28%	0.44%	$52,304	2%
Year Ended 6/30/20	—	$19.96	7.07%		0.43%	1.56%	0.43%	$46,072	4%
Year Ended 6/30/19	—	$21.22	9.93%		0.43%	1.57%	0.43%	$32,146	3%
Year Ended 6/30/18	—	$21.66	13.96%		0.39%	1.57%	0.39%	$19,932	2%
Year Ended 6/30/17	—	$22.31	17.33%		0.40%	1.66%	0.40%	$28,148	4%
Year Ended 6/30/16	0.02	$20.64	3.74	%(e)	0.38%	1.86%	0.38%	$35,777	4%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains From Investments	Total Distributions
Victory Munder Mid-Cap Core Growth Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$11.76	(0.03)	3.35	3.32	(1.66)	(1.66)
Year Ended 6/30/20	$22.95	(0.07)	0.01 (e)	(0.06)	(11.13)	(11.13)
Year Ended 6/30/19	$34.56	(0.13)	(0.72)	(0.85)	(10.76)	(10.76)
Year Ended 6/30/18	$37.21	(0.11)	4.55	4.44	(7.09)	(7.09)
Year Ended 6/30/17	$35.99	(0.08)	5.79	5.71	(4.49)	(4.49)
Year Ended 6/30/16	$43.31	(0.08)	(3.36)	(3.44)	(3.88)	(3.88)
Class C
Six Months Ended 12/31/20 (unaudited)	$4.90	(0.03)	1.38	1.35	(1.66)	(1.66)
Year Ended 6/30/20	$15.96	(0.10)	0.17 (e)	0.07	(11.13)	(11.13)
Year Ended 6/30/19	$27.98	(0.23)	(1.03)	(1.26)	(10.76)	(10.76)
Year Ended 6/30/18	$31.54	(0.29)	3.82	3.53	(7.09)	(7.09)
Year Ended 6/30/17	$31.34	(0.27)	4.96	4.69	(4.49)	(4.49)
Year Ended 6/30/16	$38.51	(0.29)	(3.00)	(3.29)	(3.88)	(3.88)
Class R
Six Months Ended 12/31/20 (unaudited)	$9.98	(0.04)	2.83	2.79	(1.66)	(1.66)
Year Ended 6/30/20	$21.16	(0.09)	0.04 (e)	(0.05)	(11.13)	(11.13)
Year Ended 6/30/19	$32.91	(0.20)	(0.79)	(0.99)	(10.76)	(10.76)
Year Ended 6/30/18	$35.82	(0.20)	4.38	4.18	(7.09)	(7.09)
Year Ended 6/30/17	$34.89	(0.16)	5.58	5.42	(4.49)	(4.49)
Year Ended 6/30/16	$42.22	(0.17)	(3.28)	(3.45)	(3.88)	(3.88)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Mid-Cap Core Growth Fund
Class A
Six Months Ended 12/31/20 (unaudited)	—		$13.42	28.47%	1.28%	(0.47)%	1.28%	$207,347	43%
Year Ended 6/30/20	—		$11.76	(3.04)%	1.29%	(0.40)%	1.29%	$186,571	86%
Year Ended 6/30/19	—		$22.95	4.18%	1.28%	(0.49)%	1.28%	$292,120	82%
Year Ended 6/30/18	—		$34.56	12.08%	1.28%	(0.29)%	1.28%	$575,926	50%
Year Ended 6/30/17	—		$37.21	17.18%	1.31%	(0.21)%	1.31%	$657,496	55%
Year Ended 6/30/16	—	(f)	$35.99	(7.94)%	1.32%	(0.21)%	1.34%	$970,418	40%
Class C
Six Months Ended 12/31/20 (unaudited)	—		$4.59	28.09%	2.08%	(1.28)%	2.08%	$12,936	43%
Year Ended 6/30/20	—		$4.90	(3.82)%	2.03%	(1.15)%	2.03%	$14,053	86%
Year Ended 6/30/19	—		$15.96	3.51%	1.94%	(1.14)%	1.94%	$26,825	82%
Year Ended 6/30/18	—		$27.98	11.28%	1.96%	(0.94)%	1.96%	$52,210	50%
Year Ended 6/30/17	—		$31.54	16.43%	1.97%	(0.88)%	1.97%	$148,305	55%
Year Ended 6/30/16	—	(f)	$31.34	(8.58)%	2.00%	(0.89)%	2.00%	$200,199	40%
Class R
Six Months Ended 12/31/20 (unaudited)	—		$11.11	28.22%	1.57%	(0.76)%	1.68%	$14,362	43%
Year Ended 6/30/20	—		$9.98	(3.28)%	1.57%	(0.68)%	1.67%	$12,943	86%
Year Ended 6/30/19	—		$21.16	3.85%	1.57%	(0.79)%	1.69%	$18,438	82%
Year Ended 6/30/18	—		$32.91	11.79%	1.57%	(0.58)%	1.65%	$25,939	50%
Year Ended 6/30/17	—		$35.82	16.87%	1.57%	(0.47)%	1.64%	$32,913	55%
Year Ended 6/30/16	—	(f)	$34.89	(8.19)%	1.57%	(0.46)%	1.62%	$39,928	40%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains From Investments	Total Distributions
Victory Munder Mid-Cap Core Growth Fund
Class R6
Six Months Ended 12/31/20 (unaudited)	$14.80	(0.01)	4.23	4.22	(1.66)	(1.66)
Year Ended 6/30/20	$26.00	— (f)	(0.07)	(0.07)	(11.13)	(11.13)
Year Ended 6/30/19	$37.36	— (f)	(0.60)	(0.60)	(10.76)	(10.76)
Year Ended 6/30/18	$39.55	0.06	4.84	4.90	(7.09)	(7.09)
Year Ended 6/30/17	$37.82	0.10	6.12	6.22	(4.49)	(4.49)
Year Ended 6/30/16	$45.11	0.10	(3.51)	(3.41)	(3.88)	(3.88)
Class Y
Six Months Ended 12/31/20 (unaudited)	$14.15	(0.02)	4.04	4.02	(1.66)	(1.66)
Year Ended 6/30/20	$25.37	(0.04)	(0.05)	(0.09)	(11.13)	(11.13)
Year Ended 6/30/19	$36.79	(0.07)	(0.59)	(0.66)	(10.76)	(10.76)
Year Ended 6/30/18	$39.10	(0.01)	4.79	4.78	(7.09)	(7.09)
Year Ended 6/30/17	$37.51	0.02	6.06	6.08	(4.49)	(4.49)
Year Ended 6/30/16	$44.85	0.02	(3.48)	(3.46)	(3.88)	(3.88)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Mid-Cap Core Growth Fund
Class R6
Six Months Ended 12/31/20 (unaudited)	—		$17.36	28.70%	0.88%	(0.08)%	0.88%	$98,699	43%
Year Ended 6/30/20	—		$14.80	(2.60)%	0.86%	0.01%	0.86%	$113,104	86%
Year Ended 6/30/19	—		$26.00	4.57%	0.87%	(0.01)%	0.87%	$310,949	82%
Year Ended 6/30/18	—		$37.36	12.56%	0.84%	0.15%	0.84%	$685,568	50%
Year Ended 6/30/17	—		$39.55	17.73%	0.85%	0.26%	0.85%	$761,607	55%
Year Ended 6/30/16	—	(f)	$37.82	(7.54)%	0.87%	0.25%	0.87%	$752,971	40%
Class Y
Six Months Ended 12/31/20 (unaudited)	—		$16.51	28.60%	1.02%	(0.21)%	1.02%	$250,963	43%
Year Ended 6/30/20	—		$14.15	(2.76)%	1.04%	(0.18)%	1.04%	$257,692	86%
Year Ended 6/30/19	—		$25.37	4.47%	1.02%	(0.22)%	1.02%	$810,261	82%
Year Ended 6/30/18	—		$36.79	12.38%	1.01%	(0.02)%	1.01%	$2,240,305	50%
Year Ended 6/30/17	—		$39.10	17.49%	1.04%	0.06%	1.05%	$2,345,812	55%
Year Ended 6/30/16	—	(f)	$37.51	(7.71)%	1.06%	0.05%	1.06%	$2,965,306	40%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Munder Small Cap Growth Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$14.13	(0.07)	5.09	5.02	(0.02)	(1.42)
Year Ended 6/30/20	$13.39	(0.09)	1.88	1.79	—	(1.05)
Year Ended 6/30/19	$13.81	(0.12)	1.12	1.00	—	(1.42)
Year Ended 6/30/18	$11.14	(0.10)	2.84	2.74	—	(0.07)
Year Ended 6/30/17	$8.59	(0.05)	2.60	2.55	—	—
Year Ended 6/30/16	$10.47	(0.07)	(1.81)	(1.88)	—	—
Class I
Six Months Ended 12/31/20 (unaudited)	$14.35	(0.05)	5.18	5.13	(0.05)	(1.42)
Year Ended 6/30/20	$13.56	(0.05)	1.89	1.84	—	(1.05)
Year Ended 6/30/19	$13.92	(0.09)	1.15	1.06	—	(1.42)
Year Ended 6/30/18	$11.21	(0.07)	2.85	2.78	—	(0.07)
Year Ended 6/30/17	$8.62	(0.01)	2.60	2.59	—	—
Year Ended 6/30/16	$10.48	(0.05)	(1.81)	(1.86)	—	—
Class Y
Six Months Ended 12/31/20 (unaudited)	$14.20	(0.05)	5.11	5.06	(0.03)	(1.42)
Year Ended 6/30/20	$13.44	(0.06)	1.87	1.81	—	(1.05)
Year Ended 6/30/19	$13.88	(0.11)	1.09	0.98	—	(1.42)
Year Ended 6/30/18	$11.18	(0.09)	2.86	2.77	—	(0.07)
Year Ended 6/30/17	$8.61	(0.02)	2.59	2.57	—	—
Year Ended 6/30/16	$10.48	(0.05)	(1.82)	(1.87)	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Small Cap Growth Fund
Class A
Six Months Ended 12/31/20 (unaudited)	(1.44)	$17.71	35.80%	1.40%	(0.83)%	2.12%	$483	11%
Year Ended 6/30/20	(1.05)	$14.13	13.64%	1.40%	(0.67)%	2.26%	$359	56%
Year Ended 6/30/19	(1.42)	$13.39	10.06%	1.40%	(0.90)%	2.31%	$189	108%
Year Ended 6/30/18	(0.07)	$13.81	24.73%	1.40%	(0.86)%	2.69%	$174	62%
Year Ended 6/30/17	—	$11.14	29.69%	1.40%	(0.52)%	4.67%	$83	56%
Year Ended 6/30/16	—	$8.59	(17.96)%	1.40%	(0.73)%	11.23%	$49	55%
Class I
Six Months Ended 12/31/20 (unaudited)	(1.47)	$18.01	36.02%	1.15%	(0.57)%	1.25%	$14,224	11%
Year Ended 6/30/20	(1.05)	$14.35	13.85%	1.15%	(0.39)%	1.32%	$10,370	56%
Year Ended 6/30/19	(1.42)	$13.56	10.44%	1.15%	(0.65)%	1.17%	$9,034	108%
Year Ended 6/30/18	(0.07)	$13.92	24.94%	1.15%	(0.61)%	1.31%	$7,518	62%
Year Ended 6/30/17	—	$11.21	30.05%	1.15%	(0.12)%	1.37%	$6,049	56%
Year Ended 6/30/16	—	$8.62	(17.75)%	1.15%	(0.51)%	2.49%	$4,337	55%
Class Y
Six Months Ended 12/31/20 (unaudited)	(1.45)	$17.81	35.96%	1.25%	(0.67)%	2.37%	$119	11%
Year Ended 6/30/20	(1.05)	$14.20	13.74%	1.25%	(0.49)%	2.84%	$87	56%
Year Ended 6/30/19	(1.42)	$13.44	9.84%	1.25%	(0.77)%	1.45%	$77	108%
Year Ended 6/30/18	(0.07)	$13.88	24.92%	1.25%	(0.71)%	2.98%	$70	62%
Year Ended 6/30/17	—	$11.18	29.85%	1.25%	(0.22)%	3.98%	$56	56%
Year Ended 6/30/16	—	$8.61	(17.84)%	1.25%	(0.59)%	13.34%	$43	55%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Trivalent Emerging Markets Small-Cap Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$11.74	0.07	3.19	3.26	(0.11)	—
Year Ended 6/30/20	$11.77	0.12	(0.06)	0.06	(0.09)	—
Year Ended 6/30/19	$13.62	0.16	(1.07)	(0.91)	(0.16)	(0.78)
Year Ended 6/30/18	$12.34	0.12	1.51	1.63	(0.11)	(0.24)
Year Ended 6/30/17	$10.40	0.13	1.90	2.03	(0.09)	—
Year Ended 6/30/16	$11.48	0.10	(1.13)	(1.03)	(0.05)	—
Class Y
Six Months Ended 12/31/20 (unaudited)	$11.75	0.09	3.20	3.29	(0.13)	—
Year Ended 6/30/20	$11.78	0.15	(0.07)	0.08	(0.11)	—
Year Ended 6/30/19	$13.62	0.19	(1.08)	(0.89)	(0.17)	(0.78)
Year Ended 6/30/18	$12.38	0.17	1.50	1.67	(0.19)	(0.24)
Year Ended 6/30/17	$10.43	0.12	1.94	2.06	(0.11)	—
Year Ended 6/30/16	$11.51	0.13	(1.13)	(1.00)	(0.08)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent Emerging Markets Small-Cap Fund
Class A
Six Months Ended 12/31/20 (unaudited)	(0.11)	$14.89	27.76%	1.73%	1.03%	2.75%	$1,123	31%
Year Ended 6/30/20	(0.09)	$11.74	0.48%	1.73%	1.07%	3.18%	$933	64%
Year Ended 6/30/19	(0.94)	$11.77	(5.97)%	1.73%	1.32%	2.72%	$1,003	78%
Year Ended 6/30/18	(0.35)	$13.62	13.12%	1.73%	0.86%	3.46%	$1,257	93%
Year Ended 6/30/17	(0.09)	$12.34	19.71%	1.73%	1.16%	4.46%	$690	81%
Year Ended 6/30/16	(0.05)	$10.40	(8.93)%	1.73%	0.95%	1.74%	$278	104%
Class Y
Six Months Ended 12/31/20 (unaudited)	(0.13)	$14.91	28.03%	1.48%	1.26%	2.30%	$9,597	31%
Year Ended 6/30/20	(0.11)	$11.75	0.70%	1.48%	1.34%	2.67%	$7,495	64%
Year Ended 6/30/19	(0.95)	$11.78	(5.76)%	1.48%	1.57%	2.22%	$7,907	78%
Year Ended 6/30/18	(0.43)	$13.62	13.38%	1.48%	1.22%	3.02%	$7,767	93%
Year Ended 6/30/17	(0.11)	$12.38	20.01%	1.48%	1.08%	3.46%	$4,894	81%
Year Ended 6/30/16	(0.08)	$10.43	(8.69)%	1.48%	1.29%	2.40%	$3,671	104%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Trivalent International Fund-Core Equity
Class A
Six Months Ended 12/31/20 (unaudited)	$6.49	0.05	1.20	1.25	(0.09)	—	(0.09)
Year Ended 6/30/20	$6.87	0.12	(0.44)	(0.32)	(0.06)	—	(0.06)
Year Ended 6/30/19	$7.28	0.14	(0.30)	(0.16)	(0.13)	(0.12)	(0.25)
Year Ended 6/30/18	$7.21	0.13	0.44	0.57	(0.13)	(0.37)	(0.50)
Year Ended 6/30/17	$6.18	0.08	1.07	1.15	(0.12)	—	(0.12)
Year Ended 6/30/16	$7.01	0.08	(0.86)	(0.78)	(0.10)	—	(0.10)
Class C
Six Months Ended 12/31/20 (unaudited)	$6.46	0.04	1.18	1.22	(0.01)	—	(0.01)
Year Ended 6/30/20	$6.84	0.06	(0.43)	(0.37)	(0.01)	—	(0.01)
Year Ended 6/30/19	$7.22	0.08	(0.27)	(0.19)	(0.07)	(0.12)	(0.19)
Year Ended 6/30/18	$7.16	0.05	0.45	0.50	(0.07)	(0.37)	(0.44)
Year Ended 6/30/17	$6.14	0.03	1.07	1.10	(0.08)	—	(0.08)
Year Ended 6/30/16	$6.96	0.04	(0.86)	(0.82)	(0.05)	—	(0.05)
Class I
Six Months Ended 12/31/20 (unaudited)	$6.53	0.07	1.21	1.28	(0.12)	—	(0.12)
Year Ended 6/30/20	$6.90	0.14	(0.43)	(0.29)	(0.08)	—	(0.08)
Year Ended 6/30/19	$7.29	0.17	(0.30)	(0.13)	(0.14)	(0.12)	(0.26)
Year Ended 6/30/18	$7.23	0.24	0.34	0.58	(0.15)	(0.37)	(0.52)
Year Ended 6/30/17	$6.20	0.12	1.06	1.18	(0.15)	—	(0.15)
Year Ended 6/30/16	$7.03	0.11	(0.85)	(0.74)	(0.14)	—	(0.14)

*  Includes adjustments in accordance with U.S. generally accepted accounting principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund received monies related to a nonrecurring refund from prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016. (See Note 8).

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent International Fund-Core Equity
Class A
Six Months Ended 12/31/20 (unaudited)	—	$7.65	19.36%		0.95%	1.52%	1.74%	$5,123	23%
Year Ended 6/30/20	—	$6.49	(4.72)%		0.95%	1.73%	1.84%	$4,550	49%
Year Ended 6/30/19	—	$6.87	(1.69)%		0.95%	2.08%	1.96%	$5,347	56%
Year Ended 6/30/18	—	$7.28	7.74%		1.11%	1.71%	1.91%	$8,620	51%
Year Ended 6/30/17	—	$7.21	18.95%		1.38%	1.22%	2.27%	$5,658	91%
Year Ended 6/30/16	0.05	$6.18	(10.43	)%(e)	1.47%	1.31%	1.80%	$4,687	61%
Class C
Six Months Ended 12/31/20 (unaudited)	—	$7.67	18.86%		1.70%	1.07%	10.96%	$121	23%
Year Ended 6/30/20	—	$6.46	(5.48)%		1.70%	0.87%	6.44%	$204	49%
Year Ended 6/30/19	—	$6.84	(2.19)%		1.70%	1.22%	5.22%	$335	56%
Year Ended 6/30/18	—	$7.22	6.81%		1.87%	0.64%	3.61%	$449	51%
Year Ended 6/30/17	—	$7.16	18.01%		2.14%	0.42%	2.97%	$773	91%
Year Ended 6/30/16	0.05	$6.14	(11.08	)%(e)	2.22%	0.63%	2.33%	$1,111	61%
Class I
Six Months Ended 12/31/20 (unaudited)	—	$7.69	19.61%		0.60%	1.86%	1.40%	$3,082	23%
Year Ended 6/30/20	—	$6.53	(4.36)%		0.60%	2.12%	1.54%	$2,579	49%
Year Ended 6/30/19	—	$6.90	(1.19)%		0.60%	2.48%	1.76%	$2,268	56%
Year Ended 6/30/18	—	$7.29	8.07%		0.72%	3.17%	2.67%	$2,575	51%
Year Ended 6/30/17	—	$7.23	19.47%		0.90%	1.84%	6.48%	$378	91%
Year Ended 6/30/16	0.05	$6.20	(9.92	)%(e)	0.96%	1.78%	4.02%	$192	61%

(continues on next page)
See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Trivalent International Fund-Core Equity
Class R6
Six Months Ended 12/31/20 (unaudited)	$6.57	0.07	1.20	1.27	(0.11)	—	(0.11)
Year Ended 6/30/20	$6.92	0.14	(0.43)	(0.29)	(0.06)	—	(0.06)
Year Ended 6/30/19	$7.31	0.17	(0.29)	(0.12)	(0.15)	(0.12)	(0.27)
Year Ended 6/30/18	$7.23	0.21	0.39	0.60	(0.15)	(0.37)	(0.52)
Year Ended 6/30/17	$6.21	0.11	1.07	1.18	(0.16)	—	(0.16)
Year Ended 6/30/16	$7.03	0.12	(0.86)	(0.74)	(0.13)	—	(0.13)
Class Y
Six Months Ended 12/31/20 (unaudited)	$6.48	0.06	1.21	1.27	(0.11)	—	(0.11)
Year Ended 6/30/20	$6.87	0.13	(0.44)	(0.31)	(0.08)	—	(0.08)
Year Ended 6/30/19	$7.26	0.15	(0.28)	(0.13)	(0.14)	(0.12)	(0.26)
Year Ended 6/30/18	$7.20	0.12	0.46	0.58	(0.15)	(0.37)	(0.52)
Year Ended 6/30/17	$6.17	0.09	1.08	1.17	(0.14)	—	(0.14)
Year Ended 6/30/16	$7.00	0.10	(0.86)	(0.76)	(0.12)	—	(0.12)

*  Includes adjustments in accordance with U.S. generally accepted accounting principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund received monies related to a nonrecurring refund from prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016. (See Note 8).

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent International Fund-Core Equity
Class R6
Six Months Ended 12/31/20 (unaudited)	—	$7.73	19.44%		0.55%	1.81%	0.99%	$186,092	23%
Year Ended 6/30/20	—	$6.57	(4.34)%		0.55%	2.06%	1.01%	$119,275	49%
Year Ended 6/30/19	—	$6.92	(1.12)%		0.55%	2.53%	1.45%	$5,661	56%
Year Ended 6/30/18	—	$7.31	8.14%		0.71%	2.71%	1.71%	$5,975	51%
Year Ended 6/30/17	—	$7.23	19.39%		0.91%	1.63%	2.44%	$1,628	91%
Year Ended 6/30/16	0.05	$6.21	(9.86	)%(e)	0.96%	1.86%	2.19%	$1,575	61%
Class Y
Six Months Ended 12/31/20 (unaudited)	—	$7.64	19.66%		0.70%	1.77%	1.18%	$7,683	23%
Year Ended 6/30/20	—	$6.48	(4.60)%		0.70%	1.95%	1.32%	$6,532	49%
Year Ended 6/30/19	—	$6.87	(1.34)%		0.70%	2.26%	1.40%	$8,482	56%
Year Ended 6/30/18	—	$7.26	8.01%		0.87%	1.62%	1.49%	$9,712	51%
Year Ended 6/30/17	—	$7.20	19.28%		1.14%	1.39%	1.58%	$14,086	91%
Year Ended 6/30/16	0.05	$6.17	(10.19	)%(e)	1.22%	1.53%	1.28%	$12,958	61%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Trivalent International Small-Cap Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$12.83	0.02	3.36	3.38	—	—
Year Ended 6/30/20	$13.02	0.06	(0.02)	0.04	(0.23)	—
Year Ended 6/30/19	$14.46	0.13	(1.22)	(1.09)	(0.09)	(0.26)
Year Ended 6/30/18	$12.87	0.10	1.72	1.82	(0.15)	(0.08)
Year Ended 6/30/17	$10.67	0.11	2.22	2.33	(0.13)	—
Year Ended 6/30/16	$11.86	0.10	(1.05)	(0.95)	(0.10)	(0.14)
Class C
Six Months Ended 12/31/20 (unaudited)	$12.51	(0.04)	3.27	3.23	—	—
Year Ended 6/30/20	$12.71	(0.03)	(0.03)	(0.06)	(0.14)	—
Year Ended 6/30/19	$14.12	0.02	(1.17)	(1.15)	—	(0.26)
Year Ended 6/30/18	$12.58	— (e)	1.67	1.67	(0.05)	(0.08)
Year Ended 6/30/17	$10.42	0.02	2.18	2.20	(0.04)	—
Year Ended 6/30/16	$11.62	0.02	(1.04)	(1.02)	(0.04)	(0.14)
Class I
Six Months Ended 12/31/20 (unaudited)	$12.94	0.05	3.39	3.44	(0.07)	—
Year Ended 6/30/20	$13.13	0.11	(0.02)	0.09	(0.28)	—
Year Ended 6/30/19	$14.58	0.18	(1.23)	(1.05)	(0.14)	(0.26)
Year Ended 6/30/18	$12.96	0.18	1.71	1.89	(0.19)	(0.08)
Year Ended 6/30/17	$10.75	0.17	2.21	2.38	(0.17)	—
Year Ended 6/30/16	$11.93	0.16	(1.07)	(0.91)	(0.13)	(0.14)
Class R6
Six Months Ended 12/31/20 (unaudited)	$13.00	0.04	3.41	3.45	(0.06)	—
Year Ended 6/30/20	$13.19	0.12	(0.04)	0.08	(0.27)	—
Year Ended 6/30/19	$14.65	0.17	(1.24)	(1.07)	(0.13)	(0.26)
Year Ended 6/30/18	$13.02	0.15	1.73	1.88	(0.17)	(0.08)
Year Ended 6/30/17	$10.80	0.18	2.20	2.38	(0.16)	—
Year Ended 6/30/16	$11.99	0.17	(1.10)	(0.93)	(0.12)	(0.14)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent International Small-Cap Fund
Class A
Six Months Ended 12/31/20 (unaudited)	—	$16.21	26.34%	1.35%	0.23%	1.61%	$78,214	34%
Year Ended 6/30/20	(0.23)	$12.83	0.15%	1.35%	0.47%	1.63%	$108,115	52%
Year Ended 6/30/19	(0.35)	$13.02	(7.12)%	1.35%	1.02%	1.59%	$137,665	54%
Year Ended 6/30/18	(0.23)	$14.46	14.14%	1.35%	0.68%	1.56%	$122,933	62%
Year Ended 6/30/17	(0.13)	$12.87	22.04%	1.35%	0.99%	1.52%	$92,295	55%
Year Ended 6/30/16	(0.24)	$10.67	(8.13)%	1.35%	0.88%	1.75%	$78,511	85%
Class C
Six Months Ended 12/31/20 (unaudited)	—	$15.74	25.82%	2.10%	(0.50)%	2.41%	$4,721	34%
Year Ended 6/30/20	(0.14)	$12.51	(0.65)%	2.10%	(0.28)%	2.42%	$4,327	52%
Year Ended 6/30/19	(0.26)	$12.71	(7.78)%	2.10%	0.15%	2.42%	$4,909	54%
Year Ended 6/30/18	(0.13)	$14.12	13.28%	2.10%	(0.03)%	2.36%	$6,211	62%
Year Ended 6/30/17	(0.04)	$12.58	21.14%	2.10%	0.17%	2.47%	$5,161	55%
Year Ended 6/30/16	(0.18)	$10.42	(8.87)%	2.10%	0.22%	2.36%	$5,788	85%
Class I
Six Months Ended 12/31/20 (unaudited)	(0.07)	$16.31	26.57%	0.95%	0.66%	1.16%	$1,627,012	34%
Year Ended 6/30/20	(0.28)	$12.94	0.54%	0.95%	0.88%	1.18%	$1,014,425	52%
Year Ended 6/30/19	(0.40)	$13.13	(6.69)%	0.95%	1.41%	1.16%	$955,568	54%
Year Ended 6/30/18	(0.27)	$14.58	14.60%	0.95%	1.22%	1.14%	$866,643	62%
Year Ended 6/30/17	(0.17)	$12.96	22.45%	0.95%	1.45%	1.16%	$539,822	55%
Year Ended 6/30/16	(0.27)	$10.75	(7.74)%	0.95%	1.41%	1.18%	$378,011	85%
Class R6
Six Months Ended 12/31/20 (unaudited)	(0.06)	$16.39	26.61%	1.04%	0.57%	1.04%	$107,801	34%
Year Ended 6/30/20	(0.27)	$13.00	0.36%	1.06%	0.94%	1.06%	$73,480	52%
Year Ended 6/30/19	(0.39)	$13.19	(6.86)%	1.08%	1.31%	1.08%	$42,975	54%
Year Ended 6/30/18	(0.25)	$14.65	14.49%	1.08%	1.01%	1.08%	$39,497	62%
Year Ended 6/30/17	(0.16)	$13.02	22.28%	1.10%	1.50%	1.16%	$30,033	55%
Year Ended 6/30/16	(0.26)	$10.80	(7.90)%	1.10%	1.51%	1.30%	$13,179	85%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Trivalent International Small-Cap Fund
Class Y
Six Months Ended 12/31/20 (unaudited)	$12.88	0.04	3.37	3.41	(0.05)	—
Year Ended 6/30/20	$13.07	0.10	(0.03)	0.07	(0.26)	—
Year Ended 6/30/19	$14.52	0.16	(1.22)	(1.06)	(0.13)	(0.26)
Year Ended 6/30/18	$12.91	0.15	1.71	1.86	(0.17)	(0.08)
Year Ended 6/30/17	$10.71	0.15	2.21	2.36	(0.16)	—
Year Ended 6/30/16	$11.89	0.18	(1.10)	(0.92)	(0.12)	(0.14)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent International Small-Cap Fund
Class Y
Six Months Ended 12/31/20 (unaudited)	(0.05)	$16.24	26.48%	1.10%	0.51%	1.16%	$850,688	34%
Year Ended 6/30/20	(0.26)	$12.88	0.41%	1.10%	0.75%	1.19%	$663,638	52%
Year Ended 6/30/19	(0.39)	$13.07	(6.88)%	1.10%	1.21%	1.18%	$666,547	54%
Year Ended 6/30/18	(0.25)	$14.52	14.45%	1.10%	1.05%	1.19%	$756,933	62%
Year Ended 6/30/17	(0.16)	$12.91	22.27%	1.10%	1.26%	1.32%	$450,441	55%
Year Ended 6/30/16	(0.26)	$10.71	(7.87)%	1.10%	1.64%	1.37%	$360,989	85%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Total Return Bond Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$9.91	0.07	0.19	0.26	(0.12)	(0.12)
Year Ended 6/30/20	$9.46	0.20	0.50	0.70	(0.25)	(0.25)
Year Ended 6/30/19	$9.21	0.21	0.32	0.53	(0.28)	(0.28)
Year Ended 6/30/18	$9.54	0.20	(0.24)	(0.04)	(0.29)	(0.29)
Year Ended 6/30/17	$9.79	0.23	(0.14)	0.09	(0.34)	(0.34)
Year Ended 6/30/16	$9.79	0.29	0.02	0.31	(0.32)	(0.32)
Class C
Six Months Ended 12/31/20 (unaudited)	$9.99	0.04	0.17	0.21	(0.08)	(0.08)
Year Ended 6/30/20	$9.53	0.12	0.52	0.64	(0.18)	(0.18)
Year Ended 6/30/19	$9.28	0.15	0.31	0.46	(0.21)	(0.21)
Year Ended 6/30/18	$9.60	0.14	(0.25)	(0.11)	(0.21)	(0.21)
Year Ended 6/30/17	$9.86	0.15	(0.14)	0.01	(0.27)	(0.27)
Year Ended 6/30/16	$9.86	0.22	0.02	0.24	(0.25)	(0.25)
Class R6
Six Months Ended 12/31/20 (unaudited)	$9.94	0.09	0.17	0.26	(0.13)	(0.13)
Year Ended 6/30/20	$9.48	0.22	0.51	0.73	(0.27)	(0.27)
Year Ended 6/30/19	$9.23	0.24	0.31	0.55	(0.30)	(0.30)
Year Ended 6/30/18	$9.55	0.22	(0.23)	(0.01)	(0.31)	(0.31)
Year Ended 6/30/17	$9.81	0.25	(0.14)	0.11	(0.37)	(0.37)
Year Ended 6/30/16	$9.81	0.31	0.02	0.33	(0.34)	(0.34)
Class Y
Six Months Ended 12/31/20 (unaudited)	$9.94	0.09	0.17	0.26	(0.13)	(0.13)
Year Ended 6/30/20	$9.47	0.22	0.52	0.74	(0.27)	(0.27)
Year Ended 6/30/19	$9.23	0.24	0.30	0.54	(0.30)	(0.30)
Year Ended 6/30/18	$9.55	0.23	(0.24)	(0.01)	(0.31)	(0.31)
Year Ended 6/30/17	$9.81	0.25	(0.14)	0.11	(0.37)	(0.37)
Year Ended 6/30/16	$9.81	0.32	0.01	0.33	(0.34)	(0.34)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Portfolio turnover rates excluding mortgage dollar roll transactions were 103%, 57% and 64% for the years ended June 30, 2018, June 30, 2017 and June 30, 2016, respectively.

(f)  The Fund received monies related to a nonrecurring refund from prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016. (See Note 8)

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)(e)
Victory INCORE Total Return Bond Fund
Class A
Six Months Ended 12/31/20 (unaudited)	—	$10.05	2.62%		0.85%	1.46%	1.14%	$10,798	33%
Year Ended 6/30/20	—	$9.91	7.57%		0.85%	2.03%	1.11%	$11,472	74%
Year Ended 6/30/19	—	$9.46	5.77%		0.85%	2.32%	1.09%	$12,248	150%
Year Ended 6/30/18	—	$9.21	(0.49)%		0.85%	2.15%	1.11%	$12,592	110%
Year Ended 6/30/17	—	$9.54	0.97%		0.85%	2.35%	1.07%	$14,569	210%
Year Ended 6/30/16	0.01	$9.79	3.34	%(f)	0.85%	3.04%	1.08%	$15,908	423%
Class C
Six Months Ended 12/31/20 (unaudited)	—	$10.12	2.11%		1.60%	0.70%	3.39%	$670	33%
Year Ended 6/30/20	—	$9.99	6.76%		1.60%	1.27%	3.54%	$727	74%
Year Ended 6/30/19	—	$9.53	5.05%		1.60%	1.67%	3.12%	$574	150%
Year Ended 6/30/18	—	$9.28	(1.12)%		1.60%	1.43%	2.31%	$973	110%
Year Ended 6/30/17	—	$9.60	0.13%		1.60%	1.60%	1.61%	$2,073	210%
Year Ended 6/30/16	0.01	$9.86	2.56	%(f)	1.60%	2.29%	2.00%	$3,256	423%
Class R6
Six Months Ended 12/31/20 (unaudited)	—	$10.07	2.65%		0.58%	1.72%	0.59%	$25,939	33%
Year Ended 6/30/20	—	$9.94	7.94%		0.58%	2.30%	0.59%	$25,999	74%
Year Ended 6/30/19	—	$9.48	6.05%		0.57%	2.61%	0.57%	$24,929	150%
Year Ended 6/30/18	—	$9.23	(0.12)%		0.58%	2.37%	0.62%	$25,438	110%
Year Ended 6/30/17	—	$9.55	1.19%		0.58%	2.63%	0.91%	$6,698	210%
Year Ended 6/30/16	0.01	$9.81	3.60	%(f)	0.58%	3.25%	1.59%	$2,456	423%
Class Y
Six Months Ended 12/31/20 (unaudited)	—	$10.07	2.64%		0.60%	1.70%	0.66%	$32,950	33%
Year Ended 6/30/20	—	$9.94	7.92%		0.60%	2.28%	0.62%	$33,455	74%
Year Ended 6/30/19	—	$9.47	5.99%		0.60%	2.63%	0.63%	$31,026	150%
Year Ended 6/30/18	—	$9.23	(0.13)%		0.59%	2.43%	0.59%	$52,633	110%
Year Ended 6/30/17	—	$9.55	1.17%		0.60%	2.61%	0.62%	$76,263	210%
Year Ended 6/30/16	0.01	$9.81	3.59	%(f)	0.60%	3.29%	0.61%	$78,705	423%

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements December 31, 2020

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following 12 Funds (collectively, the "Funds" and individually, a "Fund"):

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory Integrity Discovery Fund	Integrity Discovery Fund	Classes A, C, R, Y and Member Class*
Victory Integrity Mid-Cap Value Fund	Integrity Mid-Cap Value Fund	Classes A, C, R6, Y and Member Class*
Victory Integrity Small-Cap Value Fund	Integrity Small-Cap Value Fund	Classes A, C, R, R6 and Y
Victory Integrity Small/Mid-Cap Value Fund	Integrity Small/Mid-Cap Value Fund	Classes A, R6, Y and Member Class*
Victory Munder Multi-Cap Fund	Munder Multi-Cap Fund	Classes A, C and Y
Victory S&P 500 Index Fund	S&P 500 Index Fund	Classes A, R and Y
Victory Munder Mid-Cap Core Growth Fund	Munder Mid-Cap Core Growth Fund	Classes A, C, R, R6 and Y
Victory Munder Small Cap Growth Fund	Munder Small Cap Growth Fund	Classes A, I and Y
Victory Trivalent Emerging Markets Small-Cap Fund	Trivalent Emerging Markets Small-Cap Fund	Classes A and Y
Victory Trivalent International Fund-Core Equity	Trivalent International Fund-Core Equity	Classes A, C, I, R6 and Y
Victory Trivalent International Small-Cap Fund	Trivalent International Small-Cap Fund	Classes A, C, I, R6 and Y
Victory INCORE Total Return Bond Fund	INCORE Total Return Bond Fund	Classes A, C, R6 and Y

*  Member Class commenced operations on November 3, 2020.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

Victory Portfolios	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' NAVs are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

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A summary of the valuations as of December 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Integrity Discovery Fund
Common Stocks	$74,466	$—	$—	$74,466
Collateral for Securities Loaned	6,578	—	—	6,578
Total	$81,044	$—	$—	$81,044
Integrity Mid-Cap Value Fund
Common Stocks	$200,450	$—	$—	$200,450
Collateral for Securities Loaned	3,558	—	—	3,558
Total	$204,008	$—	$—	$204,008
Integrity Small-Cap Value Fund
Common Stocks	$1,828,748	$—	$—	$1,828,748
Collateral for Securities Loaned	99,310	—	—	99,310
Total	$1,928,058	$—	$—	$1,928,058
Integrity Small/Mid-Cap Value Fund
Common Stocks	$148,615	$—	$—	$148,615
Collateral for Securities Loaned	5,297	—	—	5,297
Total	$153,912	$—	$—	$153,912
Munder Multi-Cap Fund
Common Stocks	$392,638	$—	$—	$392,638
Exchange-Traded Funds	4,024			4,024
Collateral for Securities Loaned	4,324	—	—	4,324
Total	$400,986	$—	$—	$400,986
S&P 500 Index Fund
Common Stocks	$242,426	$—	$—	$242,426
Collateral for Securities Loaned	727	—	—	727
Total	$243,153	$—	$—	$243,153
Other Financial Investments^:
Assets:
Futures Contracts	$33	$—	$—	$33
Total	$33	$—	$—	$33
Munder Mid-Cap Core Growth Fund
Common Stocks	$578,744	$—	$—	$578,744
Exchange-Traded Funds	5,963	—	—	5,963
Collateral for Securities Loaned	22,349	—	—	22,349
Total	$607,056	$—	$—	$607,056
Munder Small Cap Growth Fund
Common Stocks	$14,513	$—	$—	$14,513
Warrants	16	—	—	16
Collateral for Securities Loaned	1,906	—	—	1,906
Total	$16,435	$—	$—	$16,435

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	Level 1	Level 2	Level 3		Total
Trivalent Emerging Markets Small-Cap Fund
Common Stocks	$507	$9,870	$—		$10,377
Rights	—	—	—	(a)	—
Exchange-Traded Funds	267	—	—		267
Collateral for Securities Loaned	423	—	—		423
Total	$1,197	$9,870	$—	(a)	$11,067
Trivalent International Fund-Core Equity
Common Stocks	$18,299	$179,167	$—		$197,466
Exchange-Traded Funds	1,637	1,637
Collateral for Securities Loaned	4,584	—	—		4,584
Total	$24,520	$179,167	$—		$203,687
Trivalent International Small-Cap Fund
Common Stocks	$227,505	$2,376,674	$—		$2,604,179
Exchange-Traded Funds	32,996	—			32,996
Collateral for Securities Loaned	77,787	—	—		77,787
Total	$338,288	$2,376,674	$—		$2,714,962
INCORE Total Return Bond Fund
Asset-Backed Securities	$—	$1,077	$—		$1,077
Collateralized Mortgage Obligations	—	862	—		862
Preferred Stocks	1,317	—	—		1,317
Corporate Bonds	—	37,750	—		37,750
Residential Mortgage-Backed Securities	—	148	—		148
Yankee Dollars	—	6,344	—		6,344
U.S. Government Mortgage-Backed Agencies	—	18,606	—		18,606
U.S. Treasury Obligations	—	1,989	—		1,989
Collateral for Securities Loaned	613	—	—		613
Total	$1,930	$66,776	$—		$68,706
Other Financial Investments ^:
Assets:
Futures Contracts	$8	$—	$—		$8
Liabilities:
Futures Contracts	(17)	—	—		(17)
Total	$(9)	$—	$—		$(9)

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

(a)  Amount is less than $1 thousand.

For the six months ended December 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

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Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real- estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Mortgage-Related and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage- backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

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Derivative Instruments:

Foreign Exchange Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2020, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with brokers for futures contracts.

As of December 31, 2020, the S&P 500 Index Fund and INCORE Total Return Bond Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2020

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Credit Derivatives:

The INCORE Total Return Bond Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Centrally cleared credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market". The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with brokers for swap agreements.

The INCORE Total Return Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period. As of December 31, 2020, the INCORE Total Return Bond Fund held no swap agreements.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2020

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Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2020 (amounts in thousands), discloses both gross information and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

				Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts of Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for offset	Cash Collateral Received	Net Amount
S&P 500 Index Fund
Futures — Goldman Sachs & Co.	$10	$—	$10	$—	$—	$10
INCORE Total Return Bond Fund
Futures — Goldman Sachs & Co.	7	—	7	— (a)	—	7
				Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts of Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for offset	Cash Collateral Pledged*	Net Amount
INCORE Total Return Bond Fund
Futures — Goldman Sachs & Co.	$— (a)	$— (a)	$— (a)	$—	$—	$—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed on the Statements of Assets and Liabilities.

(a)  Rounds to less than $1 thousand.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2020, (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
S&P Index 500 Fund	$33	$—
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	8	17

*  Includes cumulative unrealized appreciation/depreciation of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin for both futures contracts and credit default swap agreements are reported within the Statements of Assets and Liabilities.

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The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2020, (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Equity Risk Exposure:
S&P 500 Index Fund	$212	$—	$35	$—
Credit Risk Exposure:
INCORE Total Return Bond Fund	—	18	—	—
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	112	—	(2)	—

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the S&P 500 Index Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with derivative positions in the Total Return Bond Fund was 92% and 8% for futures contracts and swap agreements, respectively, based on average monthly notional amounts in comparison to net assets during the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the

Victory Portfolios	Notes to Financial Statements — continued December 31, 2020

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Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<90 Days	Between 30 & 90 Days	>90 Days	Net Amount
Integrity Discovery Fund	$6,447	$6,447	$—	$—	$—	$—
Integrity Mid-Cap Value Fund	3,449	3,449	—	—	—	—
Integrity Small-Cap Value Fund	96,126	96,126	—	—	—	—
Integrity Small/Mid-Cap Value Fund	5,084	5,084	—	—	—	—
Munder Multi-Cap Fund	4,157	4,157	—	—	—	—
S&P 500 Index Fund	713	713	—	—	—	—
Munder Mid-Cap Core Growth Fund	21,580	21,580	—	—	—	—
Munder Small Cap Growth Fund	1,851	1,851	—	—	—	—
Trivalent Emerging Markets Small-Cap Fund	404	404	—	—	—	—
Trivalent International Fund-Core Equity	4,195	4,195	—	—	—	—
Trivalent International Small-Cap Fund	73,940	73,940	—	—	—	—
INCORE Total Return Bond Fund	596	596	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

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Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations including foreign currency arising from in-kind redemptions, are disclosed as net realized gains (losses) from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Mortgage Dollar Rolls:

The INCORE Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund's Statement of Operations. For the six months ended December 31, 2020, there were no mortgage dollar roll transactions.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

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3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2020, were as follows (amounts in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Integrity Discovery Fund	$11,688	$18,610	$—	$—
Integrity Mid-Cap Value Fund	42,590	64,383	—	—
Integrity Small-Cap Value Fund	390,501	622,320	—	—
Integrity Small/Mid-Cap Value Fund	31,316	38,067	—	—
Munder Multi-Cap Fund	110,105	129,066	—	—
S&P 500 Index Fund	5,182	18,168		—
Munder Mid-Cap Core Growth Fund	245,633	374,298	—	—
Munder Small Cap Growth Fund			—	—
Trivalent Emerging Markets Small-Cap Fund	3,133	2,983	—	—
Trivalent International Fund-Core Equity	74,550	37,171	—	—
Trivalent International Small-Cap Fund	989,563	768,772	—	—
INCORE Total Return Bond Fund	12,147	9,950	9,706	12,186

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Amounts incurred and paid to VCM for the six months ended December 31, 2020, are reflected on the Statements of Operations as Investment advisory fees.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Flat Rate
Integrity Discovery Fund	1.00%
Munder Small Cap Growth Fund	0.85%
Trivalent Emerging Markets Small-Cap Fund	1.10%
INCORE Total Return Bond Fund	0.40%
Tier Rate
S&P 500 Index Fund
Up to $250 million	0.20%
$250 Million — $500 million	0.12%
Over $500 million	0.07%
Integrity Small-Cap Value Fund
Up to $300 million	0.90%
Over $300 million	0.85%
Integrity Small/Mid-Cap Value
Up to $300 million	0.80%
Over $300 million	0.75%

Victory Portfolios	Notes to Financial Statements — continued December 31, 2020

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Tier Rate
Integrity Mid-Cap Value
Up to $500 million	0.75%
Over $500 million	0.70%
Munder Multi-Cap Fund
Up to $1 billion	0.75%
$1 billion — $2 billion	0.72%
Over $2 billion	0.70%
Trivalent International Small-Cap Fund
Up to $1 billion	0.95%
Over $1 billion	0.90%
Trivalent International Fund-Core Equity
Up to $1 billion	0.80%
Over $1 billion	0.75%
Munder Mid-Cap Core Growth Fund
Up to $6 billion	0.75%
$6 billion — $8 billion	0.70%
Over $8 billion	0.65%

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as Sub-Administrator and Sub-Fund Accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Sub-Administration fees.

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended December 31, 2020, are reflected on the Statements of Operations as Custodian fees.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class shares of the Funds. Victory Capital Transfer Agency, Inc. receives no fee or other compensation for these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Compliance fees.

Sidley Austin LLP provides legal services to the Trust.

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Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as 12b-1 fees.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, except for S&P 500 Index Fund, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.15% of the average daily net assets of Class A Shares of S&P 500 Index Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares and of the Funds. For the six months ended December 31, 2020, the Distributor received approximately $19 thousand from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of December 31, 2020, the expense limits (excluding voluntary waivers) are as follows:

	In effect July 1, 2020 until October 31, 2021
	Class A Shares		Class C Shares		Class I Shares	Class R Shares	Class R6 Shares	Class Y Shares		Member Class
Integrity Discovery Fund	1.66	%(a)	2.45%		N/A	2.08%	N/A	1.44	%(a)	1.50	%(b)
Integrity Mid-Cap Value Fund	1.00%		1.75%		N/A	N/A	0.60%	0.75%		0.85	%(b)
Integrity Small-Cap Value Fund	1.50%		2.35	%(a)	N/A	1.75%	N/A	N/A		N/A
Integrity Small/Mid-Cap Value Fund	1.13%		N/A		N/A	N/A	0.83%	0.88%		0.95	%(b)
Munder Multi-Cap Fund	N/A		2.16%		N/A	N/A	N/A	N/A		N/A
S&P 500 Index Fund	N/A		N/A		N/A	N/A	N/A	N/A		N/A
Munder Mid-Cap Core Growth Fund	1.32%		2.12	%(a)	N/A	1.57%	N/A	N/A		N/A
Munder Small Cap Growth Fund	1.40%		N/A		1.15%	N/A	N/A	1.25%		N/A
Trivalent Emerging Markets Small-Cap Fund	1.73%		N/A		N/A	N/A	N/A	1.48%		N/A
Trivalent International Fund-Core Equity	0.95%		1.70%		0.60%	N/A	0.55%	0.70%		N/A
Trivalent International Small-Cap Fund	1.35%		2.10%		0.95%	N/A	1.10%	1.10%		N/A
INCORE Total Return Bond Fund	0.85%		1.60%		N/A	N/A	0.58%	0.60%		N/A

(a)  In Effect November 1, 2020, until at least October 31, 2021.

(b)  In Effect November 3, 2020, until at least October 31, 2021.

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2020

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As of December 31, 2020, the following amounts are available to be repaid to the Adviser (the amounts in thousands). The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at December 31, 2020.

	Expires 6/30/21	Expires 6/30/22	Expires 6/30/23	Expires 6/30/24	Total
Integrity Discovery Fund	$6	$10	$9	$11	$36
Integrity Mid-Cap Value Fund	195	292	615	292	1,394
Integrity Small-Cap Value Fund	108	170	8	5	291
Integrity Small/Mid-Cap Value Fund	212	189	185	96	682
Munder Multi-Cap Fund	—	—	2	5	7
Munder Mid-Cap Core Growth Fund	23	25	16	8	72
Munder Small Cap Growth Fund	13	5	19	8	45
Trivalent Emerging Markets Small-Cap Fund	113	67	99	41	320
Trivalent International Fund-Core Equity	206	222	522	381	1,331
Trivalent International Small-Cap Fund	2,107	2,605	3,170	1,785	9,667
INCORE Total Return Bond Fund	52	54	52	33	191

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2020.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, Custodian, Distributor and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

Equity Risk — An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Foreign Investments Risk — The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the

Victory Portfolios	Notes to Financial Statements — continued December 31, 2020

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U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self- sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Interest Rate Risk — The INCORE Total Return Bond Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise, or the rate of inflation may increase, impacting the value if investments in fixed income securities. A debt issuer's credit quality may be downgraded, or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Sector Risk — To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds' investments and could make the Funds' performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.

Geopolitical/Natural Disaster Risk — An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Funds' investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement

Victory Portfolios	Notes to Financial Statements — continued December 31, 2020

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suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023, for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, nor any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended December 31, 2020, the Victory Funds Complex and the USAA Mutual Funds Complex (another series of mutual funds managed by the Adviser) participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended December 31, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The Funds did not utilize the Line of Credit during the fiscal six months ended December 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend money to and borrow money from any other Victory Fund, that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending income.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2020

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The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2020, were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at December 31, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Integrity Small-Cap Value Fund	Borrower	$—	$5,096	5	0.62%	$5,671

*  For the six months ended December 31, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Each of the Funds (except for INCORE Total Return Bond Fund and S&P 500 Index Fund) intend to declare and distribute net investment income at least annually, if any. INCORE Total Return Bond Fund declares and pays dividends from net investment income monthly, if any. S&P 500 Index Fund declares and pays dividends from net investment income quarterly, if any. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2021.

As of the most recent tax year ended June 30, 2020, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below.

CLCFs not limited as a result as either short-term or long-term depending on the originating capital loss were as follows (amounts in thousands).

	Short-Term Amount	Long-Term Amount	Total
Integrity Discovery Fund	$3,937	$6,141	$10,078
Integrity Mid-Cap Value Fund	19,296	675	19,971
Integrity Small-Cap Value Fund	135,836	94,837	230,673
Integrity Small/Mid-Cap Value Fund	11,685	1,792	13,477
Munder Multi-Cap Fund	7,601	—	7,601
Trivalent Emerging Markets Small-Cap Fund	1,304	343	1,647
Trivalent International Fund-Core Equity	8,097	—	8,097
Trivalent International Small-Cap Fund	138,291	16,504	154,795
INCORE Total Return Bond Fund	614	3,535	4,149

8. Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2020

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State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2020, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

	Shareholder	Percent
Integrity Mid-Cap Value Fund	Gerlach Nominee and Co. LLC	53.7%
Integrity Mid-Cap Value Fund	Edward D. Jones & Co., L.P.	25.9%
Integrity Small/Mid-Cap Value Fund	Edward D. Jones & Co., L.P.	48.2%
Integrity Small-Cap Value Fund	National Financial Services, LLC	28.0%
Munder Small Cap Growth Fund	Brian S Matuszak	34.2%
Munder Small Cap Growth Fund	Tony Yee Dong	48.4%
Trivalent International Fund- Core Equity	Gerlach Nominee and Co. LLC	85.5%
Trivalent International Small-Cap Fund	National Financial Services, LLC	27.8%
INCORE Total Return Bond Fund	Comerica Bank	53.9%
Trivalent Emerging Markets Small Cap Fund	Victory Capital Management, Inc.	54.2%

Victory Portfolios	Supplemental Information December 31, 2020

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020, through December 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
Integrity Discovery Fund
Class A Shares	$1,000.00	$1,405.30	$1,016.94	$9.94	$8.34	1.64%
Class C Shares	1,000.00	1,400.10	1,012.85	14.82	12.43	2.45%
Class R Shares	1,000.00	1,402.00	1,014.72	12.59	10.56	2.08%
Class Y Shares	1,000.00	1,407.30	1,018.15	8.49	7.12	1.40%
Member Class**	1,000.00	1,281.40	1,017.64	2.77	7.63	1.50%

Victory Portfolios	Supplemental Information — continued December 31, 2020

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	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
Integrity Mid-Cap Value Fund
Class A Shares	$1,000.00	$1,316.30	$1,020.16	$5.84	$5.09	1.00%
Class C Shares	1,000.00	1,311.10	1,016.38	10.19	8.89	1.75%
Class R6 Shares	1,000.00	1,319.00	1,022.18	3.51	3.06	0.60%
Class Y Shares	1,000.00	1,318.10	1,021.42	4.38	3.82	0.75%
Member Class**	1,000.00	1,189.80	1,020.92	1.50	4.33	0.85%
Integrity Small-Cap Value Fund
Class A Shares	1,000.00	1,416.10	1,017.80	8.95	7.48	1.47%
Class C Shares	1,000.00	1,409.90	1,013.41	14.21	11.88	2.34%
Class R Shares	1,000.00	1,413.80	1,016.38	10.65	8.89	1.75%
Class R6 Shares	1,000.00	1,419.80	1,020.32	5.92	4.94	0.97%
Class Y Shares	1,000.00	1,418.60	1,019.46	6.95	5.80	1.14%
Integrity Small/Mid-Cap Value Fund
Class A Shares	1,000.00	1,378.60	1,019.51	6.77	5.75	1.13%
Class R6 Shares	1,000.00	1,380.50	1,021.02	4.98	4.23	0.83%
Class Y Shares	1,000.00	1,379.60	1,020.77	5.28	4.48	0.88%
Member Class**	1,000.00	1,249.60	1,020.42	1.73	4.84	0.95%
Munder Multi-Cap Fund
Class A Shares	1,000.00	1,210.60	1,018.40	7.52	6.87	1.35%
Class C Shares	1,000.00	1,205.50	1,014.32	12.01	10.97	2.16%
Class Y Shares	1,000.00	1,212.60	1,020.27	5.47	4.99	0.98%
S&P 500 Index Fund
Class A Shares	1,000.00	1,218.00	1,022.43	3.07	2.80	0.55%
Class R Shares	1,000.00	1,215.00	1,020.32	5.42	4.94	0.97%
Class Y Shares	1,000.00	1,218.90	1,022.99	2.46	2.24	0.44%
Munder Mid-Cap Core Growth Fund
Class A Shares	1,000.00	1,284.70	1,018.75	7.37	6.51	1.28%
Class C Shares	1,000.00	1,280.90	1,014.72	11.96	10.56	2.08%
Class R Shares	1,000.00	1,282.20	1,017.29	9.03	7.98	1.57%
Class R6 Shares	1,000.00	1,287.00	1,020.77	5.07	4.48	0.88%
Class Y Shares	1,000.00	1,286.00	1,020.06	5.88	5.19	1.02%
Munder Small Cap Growth Fund
Class A Shares	1,000.00	1,358.00	1,018.15	8.32	7.12	1.40%
Class I Shares	1,000.00	1,360.20	1,019.41	6.84	5.85	1.15%
Class Y Shares	1,000.00	1,359.60	1,018.90	7.43	6.36	1.25%
Trivalent Emerging Markets Small-Cap Fund
Class A Shares	1,000.00	1,277.60	1,016.48	9.93	8.79	1.73%
Class Y Shares	1,000.00	1,280.30	1,017.74	8.51	7.53	1.48%
Trivalent International Fund-Core Equity Fund
Class A Shares	1,000.00	1,193.60	1,020.42	5.25	4.84	0.95%
Class C Shares	1,000.00	1,188.60	1,016.64	9.38	8.64	1.70%
Class I Shares	1,000.00	1,196.10	1,022.18	3.32	3.06	0.60%
Class R6 Shares	1,000.00	1,194.40	1,022.43	3.04	2.80	0.55%
Class Y Shares	1,000.00	1,196.60	1,021.68	3.88	3.57	0.70%

Victory Portfolios	Supplemental Information — continued December 31, 2020

  (Unaudited)

	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
Trivalent International Small-Cap Fund
Class A Shares	$1,000.00	$1,263.40	$1,018.40	$7.70	$6.87	1.35%
Class C Shares	1,000.00	1,258.20	1,014.62	11.95	10.66	2.10%
Class I Shares	1,000.00	1,265.70	1,020.42	5.43	4.84	0.95%
Class R6 Shares	1,000.00	1,266.10	1,019.96	5.94	5.30	1.04%
Class Y Shares	1,000.00	1,264.80	1,019.66	6.28	5.60	1.10%
INCORE Total Return Bond Fund
Class A Shares	1,000.00	1,026.20	1,020.92	4.34	4.33	0.85%
Class C Shares	1,000.00	1,021.10	1,017.14	8.15	8.13	1.60%
Class R6 Shares	1,000.00	1,026.50	1,022.28	2.96	2.96	0.58%
Class Y Shares	1,000.00	1,026.40	1,022.18	3.06	3.06	0.60%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 59/365 to reflect the stub period from commencement of operations November 3, 2020, through December 31, 2020.

Victory Portfolios	Supplemental Information — continued December 31, 2020

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 2, 2020. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 27, 2020 called for the purpose of reviewing the Agreement. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds' advisory arrangements by an independent consultant retained through their counsel.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability with respect to each Fund individually. In addition, the Board compared each Fund's gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by an independent consultant and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer

Victory Portfolios	Supplemental Information — continued December 31, 2020

  (Unaudited)

groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the independent consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that, except for the Integrity Discovery Fund, Munder Small Cap Growth Fund, Trivalent Emerging Markets Small-Cap Fund and INCORE Total Return Bond Fund, each Fund's advisory fee structure contained at least one breakpoint. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund, except for the S&P 500 Index Fund, to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's current management The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Integrity Discovery Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed, with the exception of the ten-year period. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Mid-Cap Value Fund

Noting that the Fund commenced operations in 2011, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the one- and three-year periods, and matched the peer group median for the five-year period. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those

Victory Portfolios	Supplemental Information — continued December 31, 2020

  (Unaudited)

share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small-Cap Value Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small/Mid-Cap Value Fund

Noting that the Fund commenced operations in 2011, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Multi-Cap Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

S&P 500 Index Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods, noting that the Fund's investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmark due to fees and expenses. The Board considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the three-, five- and ten-year periods, and

Victory Portfolios	Supplemental Information — continued December 31, 2020

  (Unaudited)

matched the peer group median for the one-year period. The Board also considered the Fund's tracking error as a factor in evaluating performance. The Board discussed with the Adviser the implementation of the Fund's strategy, together with relevant fee and expense considerations, and any steps that had been or could be taken by the Adviser to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; and (3) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Mid-Cap Core Growth Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Small Cap Growth Fund

Noting that the Fund commenced operations in 2015, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent Emerging Markets Small-Cap Fund

Noting that the Fund commenced operations in 2013, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, and outperformed the peer group median for all of the periods reviewed, with the exception of the one-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent International Fund — Core Equity

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods

Victory Portfolios	Supplemental Information — continued December 31, 2020

  (Unaudited)

reviewed, with the exception of the ten-year period, and outperformed the peer group median for all of the periods reviewed, with the exception of the one-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent International Small-Cap Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee was compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Total Return Bond Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one- and three-year periods, underperformed the peer group median for the five-year period, and matched the peer group median for the ten-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VP-MUNDER-SAR (12/20)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Not applicable.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 3, 2021

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 3, 2021